united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-05010

Mutual Fund and Variable Insurance Trust
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington NY	11743
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-631-629-4237

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Amended filing for change to the Report to Shareholders under Item 1

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Rational Dynamic Brands Fund

Class A (HSUAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.45%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Dynamic Brands Fund
Rational Dynamic Brands Fund - with load
S&P 500® Index
MSCI ACWI Gross (USD)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$23,703
$23,646
$22,577
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Rational Dynamic Brands Fund	Rational Dynamic Brands Fund - with load	S&P 500® Index	MSCI ACWI Gross (USD)
06/30/14	$10,000	$9,525	$10,000	$10,000
06/30/15	$9,783	$9,318	$10,742	$10,123
06/30/16	$8,974	$8,548	$11,171	$9,802
06/30/17	$9,513	$9,061	$13,170	$11,706
06/30/18	$11,672	$11,118	$15,064	$13,030
06/30/19	$12,306	$11,721	$16,633	$13,854
06/30/20	$15,553	$14,814	$17,881	$14,220
06/30/21	$22,800	$21,717	$25,175	$19,890
06/30/22	$14,698	$14,000	$22,503	$16,833
06/30/23	$17,880	$17,031	$26,912	$19,717
06/30/24	$23,703	$22,577	$33,521	$23,646

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund
Without Load	13.24%	32.56%	14.01%	9.01%
With Load	7.86%	26.27%	12.90%	8.48%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,562,493
  Number of Portfolio Holdings24
  Advisory Fee $267,352
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
44.4%
Communications
20.6%
Financials
13.2%
Technology
9.7%
Consumer Staples
6.9%
Health Care
4.7%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.2%
Health Care	4.7%
Consumer Staples	6.9%
Technology	9.7%
Financials	13.2%
Communications	20.6%
Consumer Discretionary	44.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	11.4%
Live Nation Entertainment, Inc.	5.0%
Uber Technologies, Inc.	4.9%
Netflix, Inc.	4.9%
Apple, Inc.	4.9%
Apollo Global Management, Inc.	4.9%
DraftKings, Inc. - Class A	4.8%
Chipotle Mexican Grill, Inc.	4.8%
Microsoft Corporation	4.8%
Eli Lilly & Company	4.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Dynamic Brands Fund - Class A (HSUAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HSUAX

Rational Dynamic Brands Fund

Class C (HSUCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.15%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Dynamic Brands Fund
S&P 500® Index
MSCI ACWI Gross (USD)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$23,646
$22,233
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Dynamic Brands Fund	S&P 500® Index	MSCI ACWI Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,734	$10,742	$10,123
Jun-2016	$8,895	$11,171	$9,802
Jun-2017	$9,387	$13,170	$11,706
Jun-2018	$11,425	$15,064	$13,030
Jun-2019	$11,962	$16,633	$13,854
Jun-2020	$15,007	$17,881	$14,220
Jun-2021	$21,842	$25,175	$19,890
Jun-2022	$13,990	$22,503	$16,833
Jun-2023	$16,892	$26,912	$19,717
Jun-2024	$22,233	$33,521	$23,646

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	12.81%	31.62%	13.20%	8.32%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,562,493
  Number of Portfolio Holdings24
  Advisory Fee $267,352
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.2%
Health Care	4.7%
Consumer Staples	6.9%
Technology	9.7%
Financials	13.2%
Communications	20.6%
Consumer Discretionary	44.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	11.4%
Live Nation Entertainment, Inc.	5.0%
Uber Technologies, Inc.	4.9%
Netflix, Inc.	4.9%
Apple, Inc.	4.9%
Apollo Global Management, Inc.	4.9%
DraftKings, Inc. - Class A	4.8%
Chipotle Mexican Grill, Inc.	4.8%
Microsoft Corporation	4.8%
Eli Lilly & Company	4.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Dynamic Brands Fund - Class C (HSUCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HSUCX

Rational Dynamic Brands Fund

Institutional  (HSUTX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.19%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Dynamic Brands Fund
S&P 500® Index
MSCI ACWI Gross (USD)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$24,339
$23,646
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Dynamic Brands Fund	S&P 500® Index	MSCI ACWI Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,806	$10,742	$10,123
Jun-2016	$9,033	$11,171	$9,802
Jun-2017	$9,597	$13,170	$11,706
Jun-2018	$11,793	$15,064	$13,030
Jun-2019	$12,465	$16,633	$13,854
Jun-2020	$15,793	$17,881	$14,220
Jun-2021	$23,216	$25,175	$19,890
Jun-2022	$15,016	$22,503	$16,833
Jun-2023	$18,312	$26,912	$19,717
Jun-2024	$24,339	$33,521	$23,646

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	13.36%	32.91%	14.32%	9.30%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,562,493
  Number of Portfolio Holdings24
  Advisory Fee $267,352
  Portfolio Turnover181%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.2%
Health Care	4.7%
Consumer Staples	6.9%
Technology	9.7%
Financials	13.2%
Communications	20.6%
Consumer Discretionary	44.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	11.4%
Live Nation Entertainment, Inc.	5.0%
Uber Technologies, Inc.	4.9%
Netflix, Inc.	4.9%
Apple, Inc.	4.9%
Apollo Global Management, Inc.	4.9%
DraftKings, Inc. - Class A	4.8%
Chipotle Mexican Grill, Inc.	4.8%
Microsoft Corporation	4.8%
Eli Lilly & Company	4.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Dynamic Brands Fund - Institutional (HSUTX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HSUTX

Rational Equity Armor Fund

Class A (HDCAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.87%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
Rational Equity Armor Fund - with load
S&P 500® Index
S&P 500® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$25,681
$12,964
$12,348
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Rational Equity Armor Fund	Rational Equity Armor Fund - with load	S&P 500® Index	S&P 500® Value Index
06/30/14	$10,000	$9,525	$10,000	$10,000
06/30/15	$9,923	$9,452	$10,742	$10,457
06/30/16	$10,537	$10,037	$11,171	$10,810
06/30/17	$10,222	$9,736	$13,170	$12,524
06/30/18	$10,073	$9,594	$15,064	$13,474
06/30/19	$9,282	$8,841	$16,633	$14,642
06/30/20	$10,523	$10,023	$17,881	$13,983
06/30/21	$12,299	$11,715	$25,175	$19,512
06/30/22	$11,511	$10,964	$22,503	$18,564
06/30/23	$11,393	$10,851	$26,912	$22,274
06/30/24	$12,964	$12,348	$33,521	$25,681

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Equity Armor Fund
Without Load	9.19%	13.79%	6.91%	2.63%
With Load	3.97%	8.39%	5.87%	2.13%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,002,112
  Number of Portfolio Holdings71
  Advisory Fee $124,589
  Portfolio Turnover86%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.4%
Exchange-Traded Funds	16.8%
Money Market Funds	4.8%
Purchased Options	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.1%
Equity
16.3%
Financials
12.0%
Communications
11.5%
Health Care
8.1%
Consumer Discretionary
6.4%
Money Market Funds
4.6%
Consumer Staples
4.2%
Energy
3.1%
Industrials
1.2%
Utilities
0.6%
Other Assets in Excess of Liabilities
4.9%

Value	Value
Other Assets in Excess of Liabilities	4.9%
Utilities	0.6%
Industrials	1.2%
Energy	3.1%
Consumer Staples	4.2%
Money Market Funds	4.6%
Consumer Discretionary	6.4%
Health Care	8.1%
Communications	11.5%
Financials	12.0%
Equity	16.3%
Technology	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.9%
Amazon.com, Inc.	4.2%
Apple, Inc.	4.2%
Meta Platforms, Inc.	4.1%
Microsoft Corporation	4.0%
Berkshire Hathaway, Inc.	3.7%
Berkshire Hathaway, Inc.	3.7%
iShares S&P 100 ETF	2.9%
VanEck Semiconductor ETF	2.7%
JPMorgan Chase & Company	2.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Equity Armor Fund - Class A (HDCAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HDCAX

Rational Equity Armor Fund

Class C (HDCEX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.58%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
S&P 500® Index
S&P 500® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$25,681
$12,168
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,879	$10,742	$10,457
Jun-2016	$10,437	$11,171	$10,810
Jun-2017	$10,076	$13,170	$12,524
Jun-2018	$9,882	$15,064	$13,474
Jun-2019	$9,023	$16,633	$14,642
Jun-2020	$10,165	$17,881	$13,983
Jun-2021	$11,788	$25,175	$19,512
Jun-2022	$10,964	$22,503	$18,564
Jun-2023	$10,763	$26,912	$22,274
Jun-2024	$12,168	$33,521	$25,681

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Equity Armor Fund	8.83%	13.05%	6.16%	1.98%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,002,112
  Number of Portfolio Holdings71
  Advisory Fee $124,589
  Portfolio Turnover86%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.4%
Exchange-Traded Funds	16.8%
Money Market Funds	4.8%
Purchased Options	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.9%
Utilities	0.6%
Industrials	1.2%
Energy	3.1%
Consumer Staples	4.2%
Money Market Funds	4.6%
Consumer Discretionary	6.4%
Health Care	8.1%
Communications	11.5%
Financials	12.0%
Equity	16.3%
Technology	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.9%
Amazon.com, Inc.	4.2%
Apple, Inc.	4.2%
Meta Platforms, Inc.	4.1%
Microsoft Corporation	4.0%
Berkshire Hathaway, Inc.	3.7%
Berkshire Hathaway, Inc.	3.7%
iShares S&P 100 ETF	2.9%
VanEck Semiconductor ETF	2.7%
JPMorgan Chase & Company	2.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Equity Armor Fund - Class C (HDCEX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HDCEX

Rational Equity Armor Fund

Institutional (HDCTX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$82	1.63%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
S&P 500® Index
S&P 500® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$25,681
$13,291
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,948	$10,742	$10,457
Jun-2016	$10,590	$11,171	$10,810
Jun-2017	$10,298	$13,170	$12,524
Jun-2018	$10,176	$15,064	$13,474
Jun-2019	$9,388	$16,633	$14,642
Jun-2020	$10,688	$17,881	$13,983
Jun-2021	$12,518	$25,175	$19,512
Jun-2022	$11,756	$22,503	$18,564
Jun-2023	$11,657	$26,912	$22,274
Jun-2024	$13,291	$33,521	$25,681

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Equity Armor Fund	9.28%	14.01%	7.20%	2.89%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P 500® Value Index	5.79%	15.29%	11.89%	9.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,002,112
  Number of Portfolio Holdings71
  Advisory Fee $124,589
  Portfolio Turnover86%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.4%
Exchange-Traded Funds	16.8%
Money Market Funds	4.8%
Purchased Options	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.9%
Utilities	0.6%
Industrials	1.2%
Energy	3.1%
Consumer Staples	4.2%
Money Market Funds	4.6%
Consumer Discretionary	6.4%
Health Care	8.1%
Communications	11.5%
Financials	12.0%
Equity	16.3%
Technology	27.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.9%
Amazon.com, Inc.	4.2%
Apple, Inc.	4.2%
Meta Platforms, Inc.	4.1%
Microsoft Corporation	4.0%
Berkshire Hathaway, Inc.	3.7%
Berkshire Hathaway, Inc.	3.7%
iShares S&P 100 ETF	2.9%
VanEck Semiconductor ETF	2.7%
JPMorgan Chase & Company	2.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Equity Armor Fund - Institutional (HDCTX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HDCTX

Rational Real Assets Fund

Class A (IGOAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Real Assets Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.56%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Real Assets Fund
Rational Real Assets Fund - with load
S&P 500® Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,979
$10,919
$10,291
08/18/21
06/30/22
06/30/23
06/30/24

	Rational Real Assets Fund	Rational Real Assets Fund - with load	S&P 500® Index
08/18/21	$10,000	$9,425	$10,000
06/30/22	$9,141	$8,616	$8,713
06/30/23	$9,759	$9,198	$10,420
06/30/24	$10,919	$10,291	$12,979

Average Annual Total Returns

	6 months	1 Year	Since Inception (August 18, 2021)
Rational Real Assets Fund
Without Load	4.64%	11.88%	3.11%
With Load	-1.42%	5.41%	1.01%
S&P 500® Index	15.29%	24.56%	9.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$2,976,636
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
31.8%
Industrials
27.3%
Materials
16.5%
Real Estate
13.1%
Utilities
11.1%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.0%
Utilities	11.1%
Real Estate	13.1%
Materials	16.5%
Industrials	27.3%
Energy	31.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	2.3%
Targa Resources Corporation	2.1%
ONEOK, Inc.	2.0%
Cheniere Energy, Inc.	2.0%
Freeport-McMoRan, Inc.	1.9%
DuPont de Nemours, Inc.	1.8%
Northrop Grumman Corporation	1.8%
Ecolab, Inc.	1.8%
Waste Management, Inc.	1.8%
Republic Services, Inc.	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Real Assets Fund - Class A (IGOAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-IGOAX

Rational Real Assets Fund

Class C (IGOCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Real Assets Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.30%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Real Assets Fund
S&P 500® Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,979
$10,677
Aug-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Real Assets Fund	S&P 500® Index
Aug-2021	$10,000	$10,000
Jun-2022	$9,085	$8,713
Jun-2023	$9,619	$10,420
Jun-2024	$10,677	$12,979

Average Annual Total Returns

	6 Months	1 Year	Since Inception (August 18, 2021)
Rational Real Assets Fund	4.31%	11.00%	2.31%
S&P 500® Index	15.29%	24.56%	9.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$2,976,636
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.0%
Utilities	11.1%
Real Estate	13.1%
Materials	16.5%
Industrials	27.3%
Energy	31.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	2.3%
Targa Resources Corporation	2.1%
ONEOK, Inc.	2.0%
Cheniere Energy, Inc.	2.0%
Freeport-McMoRan, Inc.	1.9%
DuPont de Nemours, Inc.	1.8%
Northrop Grumman Corporation	1.8%
Ecolab, Inc.	1.8%
Waste Management, Inc.	1.8%
Republic Services, Inc.	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Real Assets Fund - Class C (IGOCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-IGOCX

Rational Real Assets Fund

Institutional (IGOIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Real Assets Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.31%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Real Assets Fund
S&P 500® Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,979
$11,006
Aug-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Real Assets Fund	S&P 500® Index
Aug-2021	$10,000	$10,000
Jun-2022	$9,165	$8,713
Jun-2023	$9,806	$10,420
Jun-2024	$11,006	$12,979

Average Annual Total Returns

	6 Months	1 Year	Since Inception (August 18, 2021)
Rational Real Assets Fund	4.90%	12.24%	3.40%
S&P 500® Index	15.29%	24.56%	9.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$2,976,636
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.0%
Utilities	11.1%
Real Estate	13.1%
Materials	16.5%
Industrials	27.3%
Energy	31.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	2.3%
Targa Resources Corporation	2.1%
ONEOK, Inc.	2.0%
Cheniere Energy, Inc.	2.0%
Freeport-McMoRan, Inc.	1.9%
DuPont de Nemours, Inc.	1.8%
Northrop Grumman Corporation	1.8%
Ecolab, Inc.	1.8%
Waste Management, Inc.	1.8%
Republic Services, Inc.	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Real Assets Fund - Institutional (IGOIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-IGOIX

Rational Special Situations Income Fund

Class A (RFXAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rational Special Situations Income Fund	Rational Special Situations Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
06/30/14	$10,000	$9,522	$10,000	$10,000
06/30/15	$10,631	$10,123	$10,186	$10,228
06/30/16	$10,753	$10,239	$10,797	$10,672
06/30/17	$12,099	$11,521	$10,763	$10,666
06/30/18	$13,848	$13,186	$10,720	$10,682
06/30/19	$15,186	$14,461	$11,564	$11,346
06/30/20	$15,360	$14,626	$12,575	$11,989
06/30/21	$16,343	$15,562	$12,533	$11,939
06/30/22	$15,892	$15,133	$11,243	$10,861
06/30/23	$16,916	$16,107	$11,137	$10,696
06/30/24	$17,988	$17,128	$11,430	$10,922

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Special Situations Income Fund
Without Load	5.03%	6.34%	3.44%	6.05%
With Load	0.06%	1.31%	2.44%	5.53%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	-0.98%	2.12%	-0.76%	0.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$847,180,748
  Number of Portfolio Holdings855
  Advisory Fee (net of waivers)$5,799,203
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	76.4%
Corporate Bonds	18.2%
Money Market Funds	4.9%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
28.9%
CMBS
25.3%
CMO
21.3%
Financials
18.0%
Money Market Funds
4.8%
Banking
0.6%
CDO
0.4%
Mortgage
0.2%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Mortgage	0.2%
CDO	0.4%
Banking	0.6%
Money Market Funds	4.8%
Financials	18.0%
CMO	21.3%
CMBS	25.3%
ABS	28.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, –%, 06/07/69	12.7%
GS Mortgage Securities Trust, 6.572%, 08/10/43	1.9%
MBIA Global Funding, LLC, –%, 12/15/33	1.5%
GS Mortgage Securities Trust, 5.296%, 08/10/44	1.5%
MSP Deer Finance Syndicated Loan, 17.000%, 04/09/25	1.4%
JP Morgan Chase Commercial Mortgage Securities, 7.051%, 02/15/51	1.2%
JP Morgan Chase Commercial Mortgage Securities, 3.392%, 11/15/43	1.1%
Bear Stearns Asset Backed Securities I Trust, 11.460%, 10/25/34	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.360%, 02/15/46	1.0%
WFRBS Commercial Mortgage Trust, 3.964%, 06/15/46	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Special Situations Income Fund - Class A (RFXAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RFXAX

Rational Special Situations Income Fund

Class C (RFXCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.74%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,549	$10,186	$10,228
Jun-2016	$10,593	$10,797	$10,672
Jun-2017	$11,830	$10,763	$10,666
Jun-2018	$13,433	$10,720	$10,682
Jun-2019	$14,627	$11,564	$11,346
Jun-2020	$14,680	$12,575	$11,989
Jun-2021	$15,505	$12,533	$11,939
Jun-2022	$14,966	$11,243	$10,861
Jun-2023	$15,813	$11,137	$10,696
Jun-2024	$16,694	$11,430	$10,922

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	4.66%	5.57%	2.68%	5.26%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	-0.98%	2.12%	-0.76%	0.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$847,180,748
  Number of Portfolio Holdings855
  Advisory Fee (net of waivers)$5,799,203
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	76.4%
Corporate Bonds	18.2%
Money Market Funds	4.9%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Mortgage	0.2%
CDO	0.4%
Banking	0.6%
Money Market Funds	4.8%
Financials	18.0%
CMO	21.3%
CMBS	25.3%
ABS	28.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, –%, 06/07/69	12.7%
GS Mortgage Securities Trust, 6.572%, 08/10/43	1.9%
MBIA Global Funding, LLC, –%, 12/15/33	1.5%
GS Mortgage Securities Trust, 5.296%, 08/10/44	1.5%
MSP Deer Finance Syndicated Loan, 17.000%, 04/09/25	1.4%
JP Morgan Chase Commercial Mortgage Securities, 7.051%, 02/15/51	1.2%
JP Morgan Chase Commercial Mortgage Securities, 3.392%, 11/15/43	1.1%
Bear Stearns Asset Backed Securities I Trust, 11.460%, 10/25/34	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.360%, 02/15/46	1.0%
WFRBS Commercial Mortgage Trust, 3.964%, 06/15/46	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Special Situations Income Fund - Class C (RFXCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RFXCX

Rational Special Situations Income Fund

Institutional (RFXIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	1.75%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,656	$10,186	$10,228
Jun-2016	$10,805	$10,797	$10,672
Jun-2017	$12,192	$10,763	$10,666
Jun-2018	$13,982	$10,720	$10,682
Jun-2019	$15,375	$11,564	$11,346
Jun-2020	$15,596	$12,575	$11,989
Jun-2021	$16,633	$12,533	$11,939
Jun-2022	$16,215	$11,243	$10,861
Jun-2023	$17,301	$11,137	$10,696
Jun-2024	$18,442	$11,430	$10,922

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	5.15%	6.59%	3.70%	6.31%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	-0.98%	2.12%	-0.76%	0.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$847,180,748
  Number of Portfolio Holdings855
  Advisory Fee (net of waivers)$5,799,203
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	76.4%
Corporate Bonds	18.2%
Money Market Funds	4.9%
Preferred Stocks	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Mortgage	0.2%
CDO	0.4%
Banking	0.6%
Money Market Funds	4.8%
Financials	18.0%
CMO	21.3%
CMBS	25.3%
ABS	28.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, –%, 06/07/69	12.7%
GS Mortgage Securities Trust, 6.572%, 08/10/43	1.9%
MBIA Global Funding, LLC, –%, 12/15/33	1.5%
GS Mortgage Securities Trust, 5.296%, 08/10/44	1.5%
MSP Deer Finance Syndicated Loan, 17.000%, 04/09/25	1.4%
JP Morgan Chase Commercial Mortgage Securities, 7.051%, 02/15/51	1.2%
JP Morgan Chase Commercial Mortgage Securities, 3.392%, 11/15/43	1.1%
Bear Stearns Asset Backed Securities I Trust, 11.460%, 10/25/34	1.1%
JP Morgan Chase Commercial Mortgage Securities, 5.360%, 02/15/46	1.0%
WFRBS Commercial Mortgage Trust, 3.964%, 06/15/46	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Special Situations Income Fund - Institutional (RFXIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RFXIX

Rational Strategic Allocation Fund

Class A (RHSAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
Rational Strategic Allocation Fund - with load
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$17,756
$16,917
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Rational Strategic Allocation Fund	Rational Strategic Allocation Fund - with load	S&P 500® Index
06/30/14	$10,000	$9,528	$10,000
06/30/15	$10,009	$9,537	$10,742
06/30/16	$10,143	$9,664	$11,171
06/30/17	$10,990	$10,471	$13,170
06/30/18	$11,782	$11,225	$15,064
06/30/19	$12,226	$11,648	$16,633
06/30/20	$10,469	$9,974	$17,881
06/30/21	$14,490	$13,805	$25,175
06/30/22	$12,178	$11,602	$22,503
06/30/23	$13,729	$13,081	$26,912
06/30/24	$17,756	$16,917	$33,521

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Strategic Allocation Fund
Without Load	20.89%	29.33%	7.75%	5.91%
With Load	15.18%	23.23%	6.72%	5.40%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$12,052,863
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$0
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.3%
Open End Funds	97.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Alternative
79.8%
Fixed Income
6.2%
Money Market Funds
2.0%
Other Assets in Excess of Liabilities
12.0%

Value	Value
Other Assets in Excess of Liabilities	12.0%
Money Market Funds	2.0%
Fixed Income	6.2%
Alternative	79.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	79.8%
Catalyst/CIFC Senior Secured Income Fund	5.3%
Rational/Pier 88 Convertible Securities Fund	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Strategic Allocation Fund - Class A (RHSAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RHSAX

Rational Strategic Allocation Fund

Class C (RHSCX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$30,084
$16,723
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Jun-2016	$10,135	$10,026
Jun-2017	$10,902	$11,820
Jun-2018	$11,600	$13,519
Jun-2019	$11,946	$14,928
Jun-2020	$10,140	$16,048
Jun-2021	$13,948	$22,594
Jun-2022	$11,641	$20,196
Jun-2023	$13,024	$24,153
Jun-2024	$16,723	$30,084

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	20.43%	28.41%	6.96%	6.57%
S&P 500® Index	15.29%	24.56%	15.05%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$12,052,863
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$0
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.3%
Open End Funds	97.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.0%
Money Market Funds	2.0%
Fixed Income	6.2%
Alternative	79.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	79.8%
Catalyst/CIFC Senior Secured Income Fund	5.3%
Rational/Pier 88 Convertible Securities Fund	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Strategic Allocation Fund - Class C (RHSCX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RHSCX

Rational Strategic Allocation Fund

Institutional (RHSIX )

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.47%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$30,084
$18,092
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Jun-2016	$10,137	$10,026
Jun-2017	$11,014	$11,820
Jun-2018	$11,842	$13,519
Jun-2019	$12,310	$14,928
Jun-2020	$10,564	$16,048
Jun-2021	$14,665	$22,594
Jun-2022	$12,357	$20,196
Jun-2023	$13,968	$24,153
Jun-2024	$18,092	$30,084

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	21.04%	29.52%	8.00%	7.61%
S&P 500® Index	15.29%	24.56%	15.05%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$12,052,863
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$0
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.3%
Open End Funds	97.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.0%
Money Market Funds	2.0%
Fixed Income	6.2%
Alternative	79.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	79.8%
Catalyst/CIFC Senior Secured Income Fund	5.3%
Rational/Pier 88 Convertible Securities Fund	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Strategic Allocation Fund - Institutional (RHSIX )

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RHSIX

Rational Tactical Return Fund

Class A (HRSAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.25%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Tactical Return Fund
Rational Tactical Return Fund - with load
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$9,640
$9,182
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Rational Tactical Return Fund	Rational Tactical Return Fund - with load	S&P 500® Index
06/30/14	$10,000	$9,525	$10,000
06/30/15	$7,450	$7,096	$10,742
06/30/16	$6,615	$6,300	$11,171
06/30/17	$6,368	$6,066	$13,170
06/30/18	$7,488	$7,132	$15,064
06/30/19	$8,274	$7,881	$16,633
06/30/20	$8,656	$8,245	$17,881
06/30/21	$8,960	$8,534	$25,175
06/30/22	$8,994	$8,567	$22,503
06/30/23	$9,200	$8,763	$26,912
06/30/24	$9,640	$9,182	$33,521

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Rational Tactical Return Fund
Without Load	1.95%	4.78%	3.10%	-0.37%
With Load	-2.87%	-0.22%	2.11%	-0.85%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$97,590,328
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$917,551
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	44.1%
Purchased Options	0.1%
U.S. Government & Agencies	55.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
50.6%
Money Market Funds
39.9%
Other Assets in Excess of Liabilities
9.5%

Value	Value
Other Assets in Excess of Liabilities	9.5%
Money Market Funds	39.9%
U.S. Treasury Obligations	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.016%, 07/25/24	20.4%
United States Treasury Bill, 5.121%, 10/03/24	15.2%
United States Treasury Bill, 5.086%, 12/26/24	15.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Tactical Return Fund - Class A (HRSAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HRSAX

Rational Tactical Return Fund

Class C (HRSFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	3.00%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Tactical Return Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$30,084
$13,797
May-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Tactical Return Fund	S&P 500® Index
May-2016	$10,000	$10,000
Jun-2016	$10,055	$10,026
Jun-2017	$9,605	$11,820
Jun-2018	$11,235	$13,519
Jun-2019	$12,307	$14,928
Jun-2020	$12,770	$16,048
Jun-2021	$13,112	$22,594
Jun-2022	$13,070	$20,196
Jun-2023	$13,260	$24,153
Jun-2024	$13,797	$30,084

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Tactical Return Fund	1.60%	4.04%	2.31%	4.06%
S&P 500® Index	15.29%	24.56%	15.05%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$97,590,328
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$917,551
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	44.1%
Purchased Options	0.1%
U.S. Government & Agencies	55.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.5%
Money Market Funds	39.9%
U.S. Treasury Obligations	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.016%, 07/25/24	20.4%
United States Treasury Bill, 5.121%, 10/03/24	15.2%
United States Treasury Bill, 5.086%, 12/26/24	15.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Tactical Return Fund - Class C (HRSFX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HRSFX

Rational Tactical Return Fund

Institutional (HRSTX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	2.00%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Tactical Return Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$9,778
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational Tactical Return Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$7,470	$10,742
Jun-2016	$6,600	$11,171
Jun-2017	$6,355	$13,170
Jun-2018	$7,504	$15,064
Jun-2019	$8,292	$16,633
Jun-2020	$8,709	$17,881
Jun-2021	$9,016	$25,175
Jun-2022	$9,076	$22,503
Jun-2023	$9,306	$26,912
Jun-2024	$9,778	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational Tactical Return Fund	2.07%	5.07%	3.35%	-0.22%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$97,590,328
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$917,551
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	44.1%
Purchased Options	0.1%
U.S. Government & Agencies	55.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.5%
Money Market Funds	39.9%
U.S. Treasury Obligations	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.016%, 07/25/24	20.4%
United States Treasury Bill, 5.121%, 10/03/24	15.2%
United States Treasury Bill, 5.086%, 12/26/24	15.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational Tactical Return Fund - Institutional (HRSTX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-HRSTX

Rational/Pier 88 Convertible Securities Fund

Class A (PBXAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Rational/Pier 88 Convertible Securities Fund	Rational/Pier 88 Convertible Securities Fund - with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
03/01/17	$10,000	$9,527	$10,000	$10,000
06/30/17	$10,229	$9,745	$10,180	$10,196
06/30/18	$11,261	$10,728	$11,643	$10,156
06/30/19	$12,089	$11,517	$12,856	$10,955
06/30/20	$13,172	$12,549	$13,821	$11,912
06/30/21	$15,811	$15,063	$19,459	$11,873
06/30/22	$14,572	$13,882	$17,393	$10,651
06/30/23	$14,525	$13,838	$20,801	$10,551
06/30/24	$15,649	$14,909	$25,909	$10,828

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund
Without Load	2.75%	7.74%	5.30%	6.30%
With Load	-2.10%	2.58%	4.29%	5.60%
S&P 500® Index	15.29%	24.56%	15.05%	13.87%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$138,496,341
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$468,833
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	17.8%
Convertible Bonds	62.0%
Money Market Funds	1.2%
Preferred Stocks	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.9%
Financials
14.5%
Consumer Discretionary
14.4%
Utilities
12.7%
Communications
10.0%
Real Estate
8.2%
Health Care
7.1%
Industrials
3.6%
Energy
1.5%
Money Market Funds
1.2%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Energy	1.5%
Industrials	3.6%
Health Care	7.1%
Real Estate	8.2%
Communications	10.0%
Utilities	12.7%
Consumer Discretionary	14.4%
Financials	14.5%
Technology	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower OP, LLC, 2.750%, 05/15/28	5.0%
Apollo Global Management, Inc.	4.7%
Wells Fargo & Company	4.6%
Ford Motor Company, –%, 03/15/26	4.5%
Bank of America Corporation	4.5%
NextEra Energy, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.5%
Tyler Technologies, Inc., 0.250%, 03/15/26	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.2%
Booking Holdings, Inc.	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational/Pier 88 Convertible Securities Fund - Class A (PBXAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-PBXAX

Rational/Pier 88 Convertible Securities Fund

Class C (PBXCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.99%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Rational/Pier 88 Convertible Securities Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Mar-2017	$10,000	$10,000	$10,000
Jun-2017	$10,200	$10,180	$10,196
Jun-2018	$11,147	$11,643	$10,156
Jun-2019	$11,870	$12,856	$10,955
Jun-2020	$12,868	$13,821	$11,912
Jun-2021	$15,339	$19,459	$11,873
Jun-2022	$14,020	$17,393	$10,651
Jun-2023	$13,882	$20,801	$10,551
Jun-2024	$14,852	$25,909	$10,828

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	2.46%	6.99%	4.58%	5.54%
S&P 500® Index	15.29%	24.56%	15.05%	13.87%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$138,496,341
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$468,833
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	17.8%
Convertible Bonds	62.0%
Money Market Funds	1.2%
Preferred Stocks	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Energy	1.5%
Industrials	3.6%
Health Care	7.1%
Real Estate	8.2%
Communications	10.0%
Utilities	12.7%
Consumer Discretionary	14.4%
Financials	14.5%
Technology	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower OP, LLC, 2.750%, 05/15/28	5.0%
Apollo Global Management, Inc.	4.7%
Wells Fargo & Company	4.6%
Ford Motor Company, –%, 03/15/26	4.5%
Bank of America Corporation	4.5%
NextEra Energy, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.5%
Tyler Technologies, Inc., 0.250%, 03/15/26	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.2%
Booking Holdings, Inc.	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational/Pier 88 Convertible Securities Fund - Class C (PBXCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-PBXCX

Rational/Pier 88 Convertible Securities Fund

Institutional (PBXIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.99%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Rational/Pier 88 Convertible Securities Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Mar-2017	$10,000	$10,000	$10,000
Jun-2017	$10,241	$10,180	$10,196
Jun-2018	$11,296	$11,643	$10,156
Jun-2019	$12,158	$12,856	$10,955
Jun-2020	$13,266	$13,821	$11,912
Jun-2021	$15,956	$19,459	$11,873
Jun-2022	$14,738	$17,393	$10,651
Jun-2023	$14,729	$20,801	$10,551
Jun-2024	$15,968	$25,909	$10,828

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	2.96%	8.41%	5.60%	6.59%
S&P 500® Index	15.29%	24.56%	15.05%	13.87%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$138,496,341
  Number of Portfolio Holdings42
  Advisory Fee (net of waivers)$468,833
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	17.8%
Convertible Bonds	62.0%
Money Market Funds	1.2%
Preferred Stocks	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Energy	1.5%
Industrials	3.6%
Health Care	7.1%
Real Estate	8.2%
Communications	10.0%
Utilities	12.7%
Consumer Discretionary	14.4%
Financials	14.5%
Technology	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower OP, LLC, 2.750%, 05/15/28	5.0%
Apollo Global Management, Inc.	4.7%
Wells Fargo & Company	4.6%
Ford Motor Company, –%, 03/15/26	4.5%
Bank of America Corporation	4.5%
NextEra Energy, Inc.	4.5%
Dexcom, Inc., 0.250%, 11/15/25	4.5%
Tyler Technologies, Inc., 0.250%, 03/15/26	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.2%
Booking Holdings, Inc.	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational/Pier 88 Convertible Securities Fund - Institutional (PBXIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-PBXIX

Rational/Resolve Adaptive Asset Allocation Fund

Class A (RDMAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational/Resolve Adaptive Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.22%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Resolve Adaptive Asset Allocation Fund
Rational/Resolve Adaptive Asset Allocation Fund - with load
S&P 500® Index
MSCI ACWI Gross (USD)
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$28,893
$22,880
$12,973
$12,224
09/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Rational/Resolve Adaptive Asset Allocation Fund	Rational/Resolve Adaptive Asset Allocation Fund - with load	S&P 500® Index	MSCI ACWI Gross (USD)
09/30/16	$10,000	$9,423	$10,000	$10,000
06/30/17	$9,488	$8,941	$11,352	$11,327
06/30/18	$9,951	$9,377	$12,984	$12,608
06/30/19	$10,467	$9,863	$14,337	$13,406
06/30/20	$10,247	$9,656	$15,413	$13,760
06/30/21	$11,699	$11,025	$21,700	$19,246
06/30/22	$13,239	$12,476	$19,397	$16,288
06/30/23	$11,558	$10,891	$23,197	$19,079
06/30/24	$12,973	$12,224	$28,893	$22,880

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (September 30, 2016)
Rational/Resolve Adaptive Asset Allocation Fund
Without Load	10.75%	12.24%	4.39%	3.42%
With Load	4.39%	5.77%	3.16%	2.63%
S&P 500® Index	15.29%	24.56%	15.05%	14.68%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$85,766,318
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$695,552
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.7%
U.S. Government & Agencies	65.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
56.6%
Money Market Funds
30.1%
Other Assets in Excess of Liabilities
13.3%

Value	Value
Other Assets in Excess of Liabilities	13.3%
Money Market Funds	30.1%
U.S. Treasury Obligations	56.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.968%, 07/18/24	29.0%
United States Treasury Bill, 5.144%, 10/10/24	19.8%
United States Treasury Bill, 5.158%, 09/12/24	7.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational/Resolve Adaptive Asset Allocation Fund - Class A (RDMAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RDMAX

Rational/Resolve Adaptive Asset Allocation Fund

Class C (RDMCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational/Resolve Adaptive Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	2.97%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Resolve Adaptive Asset Allocation Fund
S&P 500® Index
MSCI ACWI Gross (USD)
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$28,893
$22,880
$12,272
Sep-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational/Resolve Adaptive Asset Allocation Fund	S&P 500® Index	MSCI ACWI Gross (USD)
Sep-2016	$10,000	$10,000	$10,000
Jun-2017	$9,448	$11,352	$11,327
Jun-2018	$9,839	$12,984	$12,608
Jun-2019	$10,275	$14,337	$13,406
Jun-2020	$9,983	$15,413	$13,760
Jun-2021	$11,313	$21,700	$19,246
Jun-2022	$12,706	$19,397	$16,288
Jun-2023	$11,015	$23,197	$19,079
Jun-2024	$12,272	$28,893	$22,880

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 30, 2016)
Rational/Resolve Adaptive Asset Allocation Fund	10.33%	11.41%	3.62%	2.68%
S&P 500® Index	15.29%	24.56%	15.05%	14.68%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$85,766,318
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$695,552
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.7%
U.S. Government & Agencies	65.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Money Market Funds	30.1%
U.S. Treasury Obligations	56.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.968%, 07/18/24	29.0%
United States Treasury Bill, 5.144%, 10/10/24	19.8%
United States Treasury Bill, 5.158%, 09/12/24	7.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational/Resolve Adaptive Asset Allocation Fund - Class C (RDMCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RDMCX

Rational/Resolve Adaptive Asset Allocation Fund

Institutional (RDMIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Rational/Resolve Adaptive Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	1.97%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational/Resolve Adaptive Asset Allocation Fund
S&P 500® Index
MSCI ACWI Gross (USD)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$23,646
$15,258
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Rational/Resolve Adaptive Asset Allocation Fund	S&P 500® Index	MSCI ACWI Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,279	$10,742	$10,123
Jun-2016	$11,598	$11,171	$9,802
Jun-2017	$10,965	$13,170	$11,706
Jun-2018	$11,526	$15,064	$13,030
Jun-2019	$12,153	$16,633	$13,854
Jun-2020	$11,927	$17,881	$14,220
Jun-2021	$13,655	$25,175	$19,890
Jun-2022	$15,490	$22,503	$16,833
Jun-2023	$13,559	$26,912	$19,717
Jun-2024	$15,258	$33,521	$23,646

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Rational/Resolve Adaptive Asset Allocation Fund	10.89%	12.53%	4.66%	4.32%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
MSCI ACWI Gross (USD)	11.58%	19.92%	11.28%	8.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$85,766,318
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$695,552
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.7%
U.S. Government & Agencies	65.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Money Market Funds	30.1%
U.S. Treasury Obligations	56.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.968%, 07/18/24	29.0%
United States Treasury Bill, 5.144%, 10/10/24	19.8%
United States Treasury Bill, 5.158%, 09/12/24	7.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Rational/Resolve Adaptive Asset Allocation Fund - Institutional (RDMIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-RDMIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements

June 30, 2024

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 74.2%
	AEROSPACE & DEFENSE - 0.5%
1,869	RTX Corporation	$187,629

	AUTOMOTIVE - 0.8%
1,340	Tesla, Inc.(a)	265,159

	BANKING - 3.5%
4,307	JPMorgan Chase & Company	871,134
4,797	Wells Fargo & Company	284,894
		1,156,028
	BEVERAGES - 1.2%
3,194	Coca-Cola Company (The)	203,298
1,210	PepsiCo, Inc.	199,565
		402,863
	BIOTECH & PHARMA - 4.3%
1,473	AbbVie, Inc.	252,649
259	Eli Lilly & Company	234,493
3,327	Johnson & Johnson	486,275
2,096	Merck & Company, Inc.	259,485
7,705	Pfizer, Inc.	215,586
		1,448,488
	CABLE & SATELLITE - 0.6%
5,336	Comcast Corporation, Class A	208,958

	DIVERSIFIED INDUSTRIALS - 0.6%
860	Honeywell International, Inc.	183,644

	E-COMMERCE DISCRETIONARY - 4.2%
7,179	Amazon.com, Inc.(a)	1,387,342

	ELECTRIC UTILITIES - 0.6%
2,693	NextEra Energy, Inc.	190,691

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 74.2% (Continued)
	ELECTRICAL EQUIPMENT - 0.1%
131	GE Vernova, LLC(a)	$22,468

	ENTERTAINMENT CONTENT - 0.7%
2,444	Walt Disney Company (The)	242,665

	HEALTH CARE FACILITIES & SERVICES - 1.8%
331	Elevance Health, Inc.	179,356
787	UnitedHealth Group, Inc.	400,787
		580,143
	HOUSEHOLD PRODUCTS - 1.0%
1,935	Procter & Gamble Company (The)	319,120

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
434	Goldman Sachs Group, Inc. (The)	196,307
1,677	Morgan Stanley	162,988
		359,295
	INSURANCE - 7.4%
2	Berkshire Hathaway, Inc., Class A(a)	1,224,481
2,976	Berkshire Hathaway, Inc., Class B(a)	1,210,637
		2,435,118
	INTERNET MEDIA & SERVICES - 9.0%
4,595	Alphabet, Inc., Class A	836,979
4,088	Alphabet, Inc., Class C	749,821
2,676	Meta Platforms, Inc., Class A	1,349,293
		2,936,093
	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,367	Abbott Laboratories	245,955
878	Danaher Corporation	219,368
328	Thermo Fisher Scientific, Inc.	181,384
		646,707
	OIL & GAS PRODUCERS - 3.1%
2,301	Chevron Corporation	359,922
5,885	Exxon Mobil Corporation	677,482
		1,037,404

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 74.2% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
340	Costco Wholesale Corporation	$288,997
5,540	Walmart, Inc.	375,114
		664,111
	RETAIL - DISCRETIONARY - 1.4%
820	Home Depot, Inc. (The)	282,277
777	Lowe’s Companies, Inc.	171,297
		453,574
	SEMICONDUCTORS - 11.9%
1,483	Advanced Micro Devices, Inc.(a)	240,557
364	ASML Holding N.V.	372,273
339	Broadcom, Inc.	544,275
1,351	Micron Technology, Inc.	177,697
12,985	NVIDIA Corporation	1,604,166
3,060	QUALCOMM, Inc.	609,491
1,418	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	246,463
758	Texas Instruments, Inc.	147,454
		3,942,376
	SOFTWARE - 8.6%
1,499	Crowdstrike Holdings, Inc., Class A(a)	574,402
371	Intuit, Inc.	243,825
2,939	Microsoft Corporation	1,313,586
8,022	Palantir Technologies, Inc., Class A(a)	203,197
1,466	Palo Alto Networks, Inc.(a)	496,989
		2,831,999
	TECHNOLOGY HARDWARE - 4.9%
6,568	Apple, Inc.	1,383,352
5,260	Cisco Systems, Inc.	249,903
		1,633,255
	TECHNOLOGY SERVICES - 1.7%
1,202	International Business Machines Corporation	207,886
358	Mastercard, Inc., Class A	157,935
723	Visa, Inc., Class A	189,766
		555,587

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 74.2% (Continued)
	TELECOMMUNICATIONS - 1.2%
9,103	AT&T, Inc.	$173,958
5,508	Verizon Communications, Inc.	227,150
		401,108

	TOTAL COMMON STOCKS (Cost $20,126,733)	24,491,825

	EXCHANGE-TRADED FUNDS — 16.3%
	EQUITY - 16.3%
4,354	Fidelity MSCI Information Technology Index ETF	746,798
3,654	iShares S&P 100 ETF	965,753
3,059	iShares S&P 500 Value ETF	556,769
11,453	SPDR Portfolio S&P 500 Value ETF	558,219
3,302	Technology Select Sector SPDR Fund	747,011
4,731	VanEck Gold Miners ETF	160,523
3,435	VanEck Semiconductor ETF	895,505
1,294	Vanguard Information Technology ETF	746,107
		5,376,685

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,482,065)	5,376,685

	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.6%
1,523,923	First American Treasury Obligations Fund, Class X, 5.21% (Cost $1,523,923)(b)	1,523,923

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 1.9%
	CALL OPTIONS PURCHASED - 0.2%
80	S&P Emini Future, Maturing September 2024	WED	07/19/2024	$5,620	$22,480,000	$60,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $123,513)

	PUT OPTIONS PURCHASED - 1.7%
33	S&P Emini Future, Maturing September 2024	WED	07/19/2024	$5,620	$9,273,000	$186,450
111	S&P Emini Future, Maturing September 2024	WED	08/30/2024	4,800	26,640,000	49,673
131	S&P Emini Future, Maturing September 2024	WED	12/20/2024	4,900	32,095,000	342,237
	TOTAL PUT OPTIONS PURCHASED (Cost - $789,000)					578,360

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $912,513)					638,360

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Fair Value

TOTAL INVESTMENTS - 97.0% (Cost $27,045,234)	$32,030,793
PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $275,966)	(169,135)
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	1,140,454
NET ASSETS - 100.0%	$33,002,112

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.5)%
	PUT OPTIONS WRITTEN - (0.5)%
111	S&P Emini Future, Maturing September 2024	WED	08/16/2024	$4,800	$26,640,000	$31,635
55	S&P Emini Future, Maturing September 2024	WED	03/21/2025	4,550	12,512,500	137,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $275,966)					169,135

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $275,966)					$169,135

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	Each contract is equivalent to one futures contract.

The accompanying notes are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.6%
	U.S. TREASURY BILLS — 50.6%
20,000,000	United States Treasury Bill(a)(d)	5.0160	07/25/24	$19,930,333
15,000,000	United States Treasury Bill(a)	5.1205	10/03/24	14,797,313
15,000,000	United States Treasury Bill(a)(d)	5.0864	12/26/24	14,620,638
				49,348,284
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,373,267)			49,348,284

Shares
	SHORT-TERM INVESTMENTS — 39.9%
	MONEY MARKET FUNDS - 39.9%
38,981,829	First American Treasury Obligations Fund, Class X, 5.21%(b)	38,981,829
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,981,829)	38,981,829

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
200	S&P Emini Future, Maturing September 2024	ADM	07/01/2024	$4,800	$48,000,000	$500
300	S&P Emini Future, Maturing September 2024	ADM	07/01/2024	4,850	72,750,000	750
300	S&P Emini Future, Maturing September 2024	FCS	07/01/2024	4,850	72,750,000	750
200	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	4,720	47,200,000	500
100	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	4,720	23,600,000	250
1,260	S&P Emini Future, Maturing September 2024	FCS	07/02/2024	4,760	299,880,000	3,150
890	S&P Emini Future, Maturing September 2024	ADM	07/02/2024	4,850	212,825,000	2,225
640	S&P Emini Future, Maturing September 2024	ADM	07/05/2024	5,000	160,000,000	9,600
355	S&P Emini Future, Maturing September 2024	FCS	07/05/2024	5,000	88,750,000	5,325
635	S&P Emini Future, Maturing September 2024	ADM	07/11/2024	5,050	160,337,500	25,400
355	S&P Emini Future, Maturing September 2024	FCS	07/11/2024	5,050	89,637,500	14,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $90,013)					62,650

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $90,013)					62,650

	TOTAL INVESTMENTS - 90.6% (Cost $88,445,109)					$88,392,763
	PUT OPTIONS WRITTEN - (0.1)% (Premiums received - $193,538)					(133,838)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5%					9,331,403
	NET ASSETS - 100.0%					$97,590,328

The accompanying notes are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
1,920	S&P Emini Future, Maturing September 2024	ADM	07/05/2024	$4,930	$473,280,000	$23,999
1,065	S&P Emini Future, Maturing September 2024	FCS	07/05/2024	4,930	262,522,500	13,313
1,905	S&P Emini Future, Maturing September 2024	ADM	07/11/2024	4,980	474,345,000	61,913
1,065	S&P Emini Future, Maturing September 2024	FCS	07/11/2024	4,980	265,185,000	34,613
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $193,538)					133,838

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $193,538)					$133,838

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	As of June 30, 2024 a portion is held as collateral for options with a market value of $11,870,970.

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	APPAREL & TEXTILE PRODUCTS - 7.0%
7,000	Hermes International - ADR	$1,616,440
21,900	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	3,358,365
		4,974,805
	ASSET MANAGEMENT - 13.2%
29,500	Apollo Global Management, Inc.	3,483,065
21,000	Blackstone, Inc.	2,599,800
31,900	KKR & Company, Inc.	3,357,156
		9,440,021
	BIOTECH & PHARMA - 4.7%
3,750	Eli Lilly & Company	3,395,175

	E-COMMERCE DISCRETIONARY - 14.7%
42,395	Amazon.com, Inc.(a)	8,192,834
1,400	MercadoLibre, Inc.(a)	2,300,760
		10,493,594
	HOUSEHOLD PRODUCTS - 2.5%
20,500	L’Oreal S.A. - ADR	1,800,515

	INTERNET MEDIA & SERVICES - 20.6%
18,605	Alphabet, Inc., Class A	3,388,901
5,350	Meta Platforms, Inc., Class A	2,697,577
5,200	Netflix, Inc.(a)	3,509,376
5,200	Spotify Technology S.A.(a)	1,631,708
48,600	Uber Technologies, Inc.(a)	3,532,248
		14,759,810
	LEISURE FACILITIES & SERVICES - 18.1%
55,000	Chipotle Mexican Grill, Inc.(a)	3,445,750
90,900	DraftKings, Inc., Class A(a)	3,469,653
8,510	Hilton Worldwide Holdings, Inc.	1,856,882
37,850	Live Nation Entertainment, Inc.(a)	3,548,059
42,500	Manchester United PLC, Class A(a)	685,950
		13,006,294

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - CONSUMER STAPLES - 4.4%
3,699	Costco Wholesale Corporation	$3,144,113

	RETAIL - DISCRETIONARY - 4.6%
3,120	O’Reilly Automotive, Inc.(a)	3,294,907

	SOFTWARE - 4.8%
7,647	Microsoft Corporation	3,417,826

	TECHNOLOGY HARDWARE - 4.9%
16,600	Apple, Inc.	3,496,292

	TOTAL COMMON STOCKS (Cost $52,028,305)	71,223,352

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
129,101	First American Treasury Obligations Fund, Class X, 5.21% (Cost $129,101)(b)	129,101

	TOTAL INVESTMENTS - 99.7% (Cost $52,157,406)	$71,352,453
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	210,040
	NET ASSETS - 100.0%	$71,562,493

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 86.0%
	ALTERNATIVE - 79.8%
710,610	Catalyst Systematic Alpha Fund(a)	$9,614,124

	FIXED INCOME - 6.2%
69,203	Catalyst/CIFC Senior Secured Income Fund, Class I(a)	640,125
9,708	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	103,970
		744,095

	TOTAL OPEN END FUNDS (Cost $9,522,779)	10,358,219

Shares
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
243,013	First American Treasury Obligations Fund, Class X, 5.21% (Cost $243,013)(b)	243,013

	TOTAL INVESTMENTS - 88.0% (Cost $9,765,792)	$10,601,232
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%	1,451,631
	NET ASSETS - 100.0%	$12,052,863

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
43	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	$11,871,225	$(54,180)
	TOTAL OPEN LONG FUTURES CONTRACTS

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 56.6%
	U.S. TREASURY BILLS — 56.6%
24,900,000	United States Treasury Bill(a)	4.9678	07/18/24	$24,838,151
6,800,000	United States Treasury Bill(a)	5.1578	09/12/24	6,727,905
17,200,000	United States Treasury Bill(a)	5.1441	10/10/24	16,949,312
	TOTAL U.S. TREASURY BILLS (Cost $48,519,299)			48,515,368

Shares
	SHORT-TERM INVESTMENTS — 30.1%
	MONEY MARKET FUNDS - 30.1%
25,809,329	First American US Treasury Money Market Fund, Class Z, 5.16%(b)(d)	25,809,329
	TOTAL MONEY MARKET FUNDS (Cost $25,809,329)	25,809,329

	TOTAL INVESTMENTS - 86.7% (Cost $74,328,628)	$74,324,697
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%	11,441,621
	NET ASSETS - 100.0%	$85,766,318

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
79	CBOT 10 Year US Treasury Note Future	09/20/2024	$8,688,766	$5,437
230	CBOT 5 Year US Treasury Note Future	10/01/2024	24,512,969	9,180
22	CBOT Soybean Meal Future(d)	12/16/2024	738,100	(11,470)
5	CBOT Soybean Meal Future(d)	03/17/2025	168,650	(1,670)
7	CBOT US Treasury Bond Futures	09/20/2024	828,188	(2,843)
29	CBOT Wheat Future(d)	09/13/2024	831,575	(41,350)
7	CBOT Wheat Future(d)	12/13/2024	208,950	(8,050)
64	CME Australian Dollar Currency Future	09/17/2024	4,277,120	11,785
8	CME British Pound Currency Future	09/17/2024	632,450	(2,300)
431	CME New Zealand Dollar Currency Future	09/17/2024	26,269,450	(82,200)
11	COMEX Gold 100 Troy Ounces Future(d)	08/28/2024	2,573,560	(3,270)
15	COMEX Silver Future(d)	09/27/2024	2,217,000	(25,925)
33	Eurex 30 Year Euro BUXL Future	09/09/2024	4,604,092	(92,820)
73	Eurex EURO STOXX 50 Future	09/23/2024	3,852,148	(37,573)
10	Euro-BTP Italian Bond Futures	09/09/2024	1,235,029	(14,902)
13	French Government Bond Futures	09/09/2024	1,714,580	(22,903)
29	FTSE/MIB Index Future	09/23/2024	5,182,721	(63,320)

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
26	HKG Hang Seng Index Future	07/31/2024	$2,934,939	$(27,468)
138	ICE Brent Crude Oil Future(d)	07/31/2024	11,730,000	14,210
129	ICE Gas Oil Future(d)	08/12/2024	10,113,600	38,824
87	Long Gilt Future	09/27/2024	10,730,517	75,922
17	MEFF Madrid IBEX 35 Index Future	07/22/2024	1,980,632	(27,592)
41	Montreal Exchange 10 Year Canadian Bond Future	09/19/2024	3,598,037	(54,588)
7	Montreal Exchange S&P/TSX 60 Index Future	09/20/2024	1,340,949	37
2	NYBOT CSC C Coffee Future(d)	09/18/2024	170,100	(3,506)
11	NYBOT CSC Cocoa Future(d)	09/13/2024	850,410	(33,820)
1	NYBOT CSC Cocoa Future(d)	12/16/2024	65,910	970
434	NYBOT CSC Number 11 World Sugar Future(d)	10/01/2024	9,867,424	511,806
146	NYMEX Light Sweet Crude Oil Future(d)	07/22/2024	11,904,840	402,860
116	SGX FTSE China A50 Futures Contract	07/31/2024	1,380,632	(14,554)
6	SGX Nikkei 225 Stock Index Future	09/13/2024	738,689	9,394
59	TSE Japanese 10 Year Bond Futures	09/13/2024	52,396,030	(187,763)
82	TSE TOPIX (Tokyo Price Index) Future	09/13/2024	14,326,272	184,348
	TOTAL OPEN LONG FUTURES CONTRACTS			$504,886

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
5	Carbon Emissions Future(d)	12/16/2024	$361,382	$12,409
13	CBOT Corn Future(d)	03/17/2025	282,588	32,875
53	CBOT Corn Future(d)	12/13/2024	1,114,987	122,763
19	CBOT Soybean Future(d)	01/15/2025	1,062,100	12,188
77	CBOT Soybean Future(d)	11/14/2024	4,250,400	44,300
60	CBOT Soybean Oil Future(d)	01/15/2025	1,577,160	6,162
140	CBOT Soybean Oil Future(d)	12/13/2024	3,678,360	(2,004)
82	CME Canadian Dollar Currency Future	09/18/2024	6,002,400	(9,025)
3	CME E-Mini NASDAQ 100 Index Future	09/23/2024	1,195,635	4,095
12	CME E-mini Russell 2000 Index Futures	09/23/2024	1,239,000	(17,440)
28	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	7,730,100	40,125
138	CME Euro Foreign Exchange Currency Future	09/17/2024	18,547,200	(17,537)
466	CME Japanese Yen Currency Future	09/17/2024	36,653,813	691,056
14	CME Nikkei 225 Index Future	09/13/2024	2,788,450	(76,050)
279	CME Swiss Franc Currency Future	09/17/2024	39,175,087	255,900
2	COMEX Copper Future(d)	09/27/2024	219,575	875
148	Eurex 10 Year Euro BUND Future	09/09/2024	20,867,445	(149,952)
203	Eurex 5 Year Euro BOBL Future	09/09/2024	25,321,178	(136,794)
11	Eurex DAX Index Future	09/23/2024	5,421,344	(7,538)
54	Euronext CAC 40 Index Future	07/22/2024	4,334,172	106,010
234	Euronext Milling Wheat Future(d)	09/10/2024	2,816,898	(16,778)
48	FTSE 100 Index Future	09/23/2024	4,982,821	11,979
16	KCBT Hard Red Winter Wheat Future(d)	09/16/2024	469,000	1,550
3	KCBT Hard Red Winter Wheat Future(d)	12/16/2024	90,488	112
40	NYBOT CTN Number 2 Cotton Future(d)	03/10/2025	1,487,200	2,120

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
96	NYBOT CTN Number 2 Cotton Future(d)	12/09/2024	$3,489,120	$15,720
62	NYMEX Henry Hub Natural Gas Futures(d)	07/29/2024	1,612,620	133,410
4	NYMEX NY Harbor ULSD Futures(d)	07/31/2024	425,561	7,623
8	NYMEX Platinum Future(d)	10/30/2024	405,640	(12,765)
50	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	07/31/2024	5,253,150	12,067
19	SFE S&P ASX Share Price Index 200 Future	09/20/2024	2,462,447	(15,286)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$1,052,170

	TOTAL OPEN FUTURES CONTRACTS			$1,557,056

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 17.8%
	AEROSPACE & DEFENSE - 1.1%
1,200	TransDigm Group, Inc.	$1,533,132

	ENGINEERING & CONSTRUCTION - 0.8%
16,300	KBR, Inc.	1,045,482

	INTERNET MEDIA & SERVICES - 5.8%
14,000	Alphabet, Inc., Class A	2,550,100
1,400	Booking Holdings, Inc.	5,546,100
		8,096,200
	MEDICAL EQUIPMENT & DEVICES - 2.1%
37,700	Boston Scientific Corporation(a)	2,903,277

	OIL & GAS PRODUCERS - 1.5%
17,800	Exxon Mobil Corporation	2,049,136

	RETAIL - DISCRETIONARY - 1.8%
13,500	Freshpet, Inc.(a)	1,746,765
32,600	PetIQ, Inc.(a)	719,156
		2,465,921
	SEMICONDUCTORS - 1.9%
800	Broadcom, Inc.	1,284,424
19,000	Coherent Corporation(a)	1,376,740
		2,661,164
	SOFTWARE - 2.8%
8,800	CyberArk Software Ltd.(a)	2,406,096
9,100	Wix.com Ltd.(a)	1,447,537
		3,853,633

	TOTAL COMMON STOCKS (Cost $21,846,623)	24,607,945

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 19.0%
	ASSET MANAGEMENT — 5.3%
17,000	AMG Capital Trust II	5.1500	10/15/37	$851,335
99,600	Apollo Global Management, Inc.	6.7500	07/31/26	6,534,756
				7,386,091
	BANKING — 9.2%
5,248	Bank of America Corporation	7.2500	Perpetual	6,277,448
5,400	Wells Fargo & Company - Series L	7.5000	Perpetual	6,420,438
				12,697,886
	ELECTRIC UTILITIES — 4.5%
150,700	NextEra Energy, Inc.	6.9260	09/01/25	6,252,543

	TOTAL PREFERRED STOCKS (Cost $24,224,225)			26,336,520

Principal Amount ($)
	CONVERTIBLE BONDS — 62.1%
	AUTOMOTIVE — 4.5%
6,240,000	Ford Motor Company(b)	0.0000	03/15/26	6,299,279

	CONSUMER SERVICES — 0.6%
1,067,000	Chegg, Inc.(b)	0.0000	09/01/26	844,323

	E-COMMERCE DISCRETIONARY — 3.0%
5,200,000	Etsy, Inc.	0.2500	06/15/28	4,089,507

	ELECTRIC UTILITIES — 7.2%
4,250,000	Alliant Energy Corporation	3.8750	03/15/26	4,184,125
6,120,000	PPL Capital Funding, Inc.	2.8750	03/15/28	5,853,780
				10,037,905
	GAS & WATER UTILITIES — 1.0%
1,370,000	American Water Capital Corporation(c)	3.6250	06/15/26	1,343,970

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 62.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.5%
635,000	PetIQ, Inc.	4.0000	06/01/26	$676,096

	HOME CONSTRUCTION — 1.5%
2,042,000	Meritage Homes Corporation(c)	1.7500	05/15/28	2,027,706

	INTERNET MEDIA & SERVICES — 4.2%
1,605,000	Expedia Group, Inc.(b)	0.0000	02/15/26	1,473,390
3,649,000	Uber Technologies, Inc.(c)	0.8750	12/01/28	4,338,661
				5,812,051
	LEISURE FACILITIES & SERVICES — 3.0%
5,020,000	DraftKings, Inc.(b)	0.0000	03/15/28	4,159,070

	MEDICAL EQUIPMENT & DEVICES — 4.5%
6,190,000	Dexcom, Inc.	0.2500	11/15/25	6,190,000

	REAL ESTATE INVESTMENT TRUSTS — 8.2%
3,070,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	3,014,433
1,350,000	Ventas Realty, L.P.	3.7500	06/01/26	1,416,825
5,860,000	Welltower OP, LLC(c)	2.7500	05/15/28	6,947,072
				11,378,330
	SOFTWARE — 13.3%
3,879,000	Okta, Inc.	0.3750	06/15/26	3,542,362
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,138,037
5,332,000	Shopify, Inc.	0.1250	11/01/25	4,977,422
5,620,000	Tyler Technologies, Inc.	0.2500	03/15/26	6,153,900
1,790,000	Wix.com Ltd.(b)	0.0000	08/15/25	1,665,573
				18,477,294
	TECHNOLOGY SERVICES — 8.9%
2,040,928	Euronet Worldwide, Inc.	0.7500	03/15/49	1,977,659
5,977,000	Global Payments, Inc.(c)	1.5000	03/01/31	5,471,944
5,156,000	Shift4 Payments, Inc.	0.5000	08/01/27	4,869,842
				12,319,445

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 62.1% (Continued)
	TRANSPORTATION & LOGISTICS — 1.7%
2,330,000	Southwest Airlines Company	1.2500	05/01/25	$2,332,330

	TOTAL CONVERTIBLE BONDS (Cost $85,429,818)			85,987,306

Shares
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
1,707,063	First American Treasury Obligations Fund, Class X, 5.21% (Cost $1,707,063)(d)	1,707,063

	TOTAL INVESTMENTS - 100.1% (Cost $133,207,729)	$138,638,834
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(142,493)
	NET ASSETS - 100.0%	$138,496,341

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $23,143,786 or 16.7% of net assets.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%
	ASSET MANAGEMENT — 0.3%
16	Eaton Vance Senior Floating-Rate Trust Cl A(j)	8.5820	Perpetual	$350,000
103	Eaton Vance Senior Floating-Rate Trust CL C	8.5500	Perpetual	2,253,125
				2,603,125
	BANKING — 0.2%
2,297	CIB Marine Class A(a)	0.0000	06/01/35	1,125,395
253	CIB Marine Preferred Series B(a)	0.0000	06/01/35	123,827
				1,249,222
	TOTAL PREFERRED STOCKS (Cost $4,123,224)			3,852,347

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 76.1%
	AUTO LOAN — 0.5%
4,439,170	CAL Receivables, LLC Series 2022-1 B(b),(c)	SOFR30A + 4.350%	9.6830	10/15/26	4,436,548

	CDO — 0.3%
10,000,000	Bleecker Structured Asset Funding Ltd. (j)		0.0000	04/01/35	450,474
3,043,840	Nomura CRE CDO Ltd. Series 2007-2A D(b),(c)	TSFR3M + 0.712%	0.0000	05/21/42	185,583
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(b),(c), (j)	TSFR3M + 0.912%	6.2390	11/05/35	1,302,344
362,546	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(b),(c)	PRIME + 0.550%	6.1390	02/08/35	290,036
554,351	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(b),(c)	PRIME + 0.550%	6.1390	02/08/35	388,046
					2,616,483
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3%
107,820	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	102,739
43,789	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	41,552
118,237	Adjustable Rate Mortgage Trust Series 2005-2 3A1(d)		6.0250	06/25/35	111,285
72,402	Adjustable Rate Mortgage Trust Series 2005-4 1A1(d)		3.3250	08/25/35	57,215
623,096	Adjustable Rate Mortgage Trust Series 2005-5 2A1(d)		5.6020	09/25/35	526,522
181,133	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	5.9800	11/25/35	150,843
215,570	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	6.0000	11/25/35	178,071
211,586	Adjustable Rate Mortgage Trust Series 2005-10 3A11(d)		4.0960	01/25/36	189,558
82,579	Adjustable Rate Mortgage Trust Series 2005-10 3A31(d)		4.0960	01/25/36	74,952

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
114,057	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	6.0000	01/25/36	$102,887
58,982	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	55,312
404,743	Alternative Loan Trust Series 2005-43 5A1(d)		5.0590	09/25/35	331,428
56,411	Alternative Loan Trust Series 2005-51 2A1(c)	TSFR1M + 0.714%	4.0670	11/20/35	50,605
1,537,163	Alternative Loan Trust Series 2006-J6 A2(c),(e)	-(TSFR1M + 0.114%) + 5.500%	0.0400	09/25/36	110,493
1,259,969	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.6400	09/25/36	503,923
658,414	Alternative Loan Trust Series 2006-32CB A2(c),(e)	-(TSFR1M + 0.114%) + 5.330%	0.0000	11/25/36	41,921
396,635	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	6.0000	11/25/36	198,908
199	Alternative Loan Trust Series 2006-OC11(c)	TSFR1M + 0.454%	5.8000	01/25/37	4,588
363,573	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	350,524
338,648	American Home Mortgage Assets Trust Series 2006-1 2A1(c)	TSFR1M + 0.304%	5.6500	05/25/46	274,280
1,007	American Home Mortgage Investment Trust Series 2004-3 4A(c)	TSFR6M + 1.928%	4.7210	10/25/34	1,000
4,241,369	American Home Mortgage Investment Trust Series 2005-2 5A4D(f)		5.8280	09/25/35	3,183,025
4,272	American Home Mortgage Investment Trust Series 2004-1 1M1(c)	TSFR1M + 1.014%	6.3600	04/25/44	4,238
886,581	American Home Mortgage Investment Trust Series 2005-4 5A(c)	TSFR6M + 2.178%	1.7280	11/25/45	353,607
351,200	American Home Mortgage Investment Trust Series 2006-3 12A1(c)	TSFR1M + 0.494%	5.8400	12/25/46	329,874
579,841	Banc of America Alternative Loan Trust Series 2006-4 1A2(c),(e)	-(TSFR1M + 0.114%) + 5.150%	0.0000	05/25/46	20,256
294,098	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	242,938
254,118	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	209,911
574,579	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	6.0000	05/25/46	463,323
314,890	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	260,114
1,240,204	Banc of America Funding Corporation Series 2008-1 A2(d)		4.4210	09/25/48	1,200,156
597,850	Banc of America Funding Trust Series 2016-R2 1A1(b),(d)		4.7000	05/01/33	589,609
91,509	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	28,654
45,453	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	37,903
401,176	Banc of America Funding Trust Series 2004-B 6A1(d)		2.9350	12/20/34	319,266
143,549	Banc of America Funding Trust Series 2005-B 1A1(d)		5.4010	04/20/35	125,484
1,541,042	Banc of America Funding Trust Series 2005-E 2A1(d)		3.9140	05/20/35	1,308,390
2,122,914	Banc of America Funding Trust Series 2015-R8 3A2(b),(d)		4.6090	08/26/35	1,542,337
52,495	Banc of America Funding Trust Series 2005-8 30PO(g)		0.0000	01/25/36	33,763
1,269,924	Banc of America Funding Trust Series 2006-A 5A1(d)		3.7880	02/20/36	1,084,029
897,988	Banc of America Funding Trust Series 2006-A 4A1(d)		5.2570	02/20/36	805,118
383,848	Banc of America Funding Trust Series 2006-B 7A1(d)		4.3170	03/20/36	314,796

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
163,413	Banc of America Funding Trust Series 2006-B 1A1(d)		6.3710	03/20/36	$149,724
128,310	Banc of America Funding Trust Series 2006-C 4A1(d)		5.4170	04/20/36	105,557
531,541	Banc of America Funding Trust Series 2006-D 2A1(d)		3.4990	05/20/36	460,909
214,392	Banc of America Funding Trust Series 2006-F 1A2(d)		6.4430	07/20/36	179,020
11,913	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	7.6930	07/20/36	11,706
69,844	Banc of America Funding Trust Series 2007-7 30PO(g)		0.0000	09/25/37	31,552
94,015	Banc of America Funding Trust Series 2006-I 5A1(d)		3.3890	10/20/46	75,810
14,525	Banc of America Funding Trust Series 2007-C 6A2(c)	TSFR1M + 0.654%	5.9930	05/20/47	14,340
1,165,875	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	835,021
329,960	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	167,348
4,372,872	Banc of America Mortgage Trust Series 2004-G 3A1(d)		5.1620	08/25/34	2,885,449
35,302	Banc of America Mortgage Trust Series 2005-A 2A2(d)		4.9840	02/25/35	33,269
277,896	Banc of America Mortgage Trust Series 2005-G 4A3(d)		3.4760	08/25/35	241,911
921,875	Banc of America Mortgage Trust Series 2005-I 4A1(d)		6.2060	10/25/35	890,812
82,326	Banc of America Mortgage Trust Series 2006-A 1A1(d)		4.2120	02/25/36	67,549
71,882	Banc of America Mortgage Trust Series 2006-B 2A1(d)		4.9870	11/20/46	62,503
141,607	Bayview Commercial Asset Trust Series 2005-3A M5(b),(c)	TSFR1M + 1.074%	6.4200	11/25/35	135,995
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(b),(d)		5.3960	12/27/34	3,828,519
1,845,430	BCAP, LLC Trust Series 2009-RR10 1A2(b),(d)		6.0000	02/26/36	1,738,797
1,465,352	BCAP, LLC Trust Series 2010-RR11 3A3(b),(d)		4.2760	06/27/36	1,368,209
144,549	Bear Stearns ALT-A Trust Series 2004-12 2A4(d)		4.3230	01/25/35	129,300
1,913,718	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	5.9400	02/25/36	1,658,342
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(d)		2.7640	05/25/36	172,202
55,222	Bear Stearns ALT-A Trust Series 2006-3 33A1(d)		5.1580	05/25/36	34,037
160,913	Bear Stearns ALT-A Trust Series 2006-3 1A1(c)	TSFR1M + 0.494%	5.8400	05/25/36	126,506
4,599	Bear Stearns ALT-A Trust Series 2006-R1(d)		3.8520	08/25/36	4,599
352,054	Bear Stearns ARM Trust Series 2004-9 23A1(d)		5.8230	11/25/34	325,580
878,409	Bear Stearns ARM Trust Series 2005-6 3A1(d)		5.9810	08/25/35	834,667
216,575	Bear Stearns ARM Trust Series 2006-4 1A1(d)		6.5660	10/25/36	200,420
48,869	Bear Stearns ARM Trust Series 2007-5 3A1(d)		4.3900	08/25/47	40,420
3,242,068	Bear Stearns ARM Trust Series 2007-5 2A1(d)		4.8500	08/25/47	2,868,275
135,668	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	5.5000	08/25/35	82,640
18,066	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(f)		5.7500	10/25/33	19,066
638,193	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	5.7600	12/25/36	833,004

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
7,558	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(d)		7.9390	03/25/31	$7,517
951	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(d)		7.9390	03/25/31	921
36,822,156	CBASS 1248MKAB1 DEL TR Series 2011-1A KAB1(b),(c)	TSFR1M + 0.574%	0.0630	02/25/37	630,903
916,948	ChaseFlex Trust Series Series 2005-2 3A4		7.5000	06/25/35	571,902
196,105	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(d)		4.5130	02/25/34	159,188
204,691	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	199,337
1,289,920	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(d)		6.4910	05/25/34	1,182,301
39,166	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(g)		0.0000	07/25/34	29,053
315,017	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(d)		5.3590	08/25/34	280,283
1,437	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	5.2970	03/25/35	453
234,145	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	137,927
109,064	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(d)		3.6810	10/20/35	102,262
87,769	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	76,293
213,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	189,733
98,978	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(d)		5.7840	03/25/34	83,276
24,068	Citigroup Mortgage Loan Trust Series 2013-8 1A2(b),(d)		5.4360	05/25/35	21,970
256,036	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(d)		5.4830	05/25/35	231,400
79,010	Citigroup Mortgage Loan Trust Series 2010-8 2A2(b),(d)		4.0350	11/19/35	63,037
333,112	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(d)		5.3210	03/25/36	308,962
355,794	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(d)		4.8490	06/25/36	331,570
18,653	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(d)		5.0080	07/25/36	18,351
289,327	Citigroup Mortgage Loan Trust Series 2013-8 2A2(b),(d)		5.8510	11/25/36	196,203
1,414,469	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(b),(c)	TSFR1M + 0.184%	5.5300	01/25/37	1,213,259
663,903	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(b),(c)	TSFR1M + 0.514%	5.8600	01/25/29	613,619
32,267	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	32,348
902,232	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	661,971
151,325	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(c),(e)	-(TSFR1M + 0.114%) + 5.400%	0.0000	01/25/37	7,039
81,530	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(g)		0.0000	01/25/37	43,914
15,837	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	13,497
31,827,712	COMM Mortgage Trust Series 2007-C9 XS(b),(d),(e), (j)		0.0000	12/10/49	17,559
304,099	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	224,317
495,438	Credit Suisse First Boston Mortgage Securities Series MH29 B1(d)		8.1000	09/25/31	494,806
260,601	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(b),(d)		6.0570	03/25/32	241,173
108,714	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(d)		7.0000	06/25/32	102,341

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
19,753	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(d)		6.2340	11/25/32	$18,535
77,459	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(d)		6.2340	11/25/32	73,060
58,508	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(d)		5.6540	04/25/33	54,372
182,148	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	8.2100	11/25/33	173,325
60,914	Credit Suisse First Boston Mortgage Securities Series 2003-AR28 6M3(c)	TSFR1M + 2.864%	8.2100	12/25/33	68,162
679,810	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	7.5600	02/25/34	738,712
51,287	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	43,129
752,440	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	636,950
2,063	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 6A1		5.0000	11/25/28	1,904
551,606	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	532,448
68,719	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	8.3600	07/25/33	66,623
6,323	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	6,211
202,703	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	199,462
546,599	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	5.8100	10/25/35	454,543
111,292	CSMC Series 2014-4R 16A3(b),(c)	TSFR1M + 0.314%	5.1580	02/27/36	109,070
87,484	CSMC Series 2011-6R 4A2(b),(d)		4.5360	04/28/37	79,831
1,468,193	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	891,050
522,615	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	273,672
175,699	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	143,386
129,771	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	5.7100	04/25/37	98,926
2,302,440	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.1190	06/25/37	347,786
189,797	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	5.8600	06/25/37	111,196
150,241	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(d)		4.7910	06/25/36	130,680
109,214	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(f)		6.3650	02/25/36	96,598
29,741	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(d)		5.5000	09/25/33	27,540
27,222	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF1(b),(c)	TSFR1M + 0.404%	5.7330	04/15/36	23,843
150,166	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	6.2930	09/19/44	129,720
600,864	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	6.2530	11/19/44	558,593
965,891	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	6.2530	11/19/44	815,905
2,256,983	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	5.5930	04/19/47	1,790,745
269,962	Fannie Mae Interest Strip Series 362 2(e)		4.5000	08/25/35	36,437
270,819	Fannie Mae REMICS Series 2010-55 SH(c),(e)	-(SOFR30A + 0.114%) + 6.500%	1.0500	05/25/40	4,938

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
294,684	Fannie Mae REMICS Series 2018-95 SA(c),(e)	-(SOFR30A + 0.114%) + 6.150%	0.7000	01/25/49	$28,457
1,025,412	Fannie Mae Trust Series 2003-W6 5S(c),(e)	-(SOFR30A + 0.114%) + 7.600%	2.1500	09/25/42	115,267
153,277	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(d)		5.7480	12/25/34	140,973
352,444	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(d)		5.3840	02/25/35	313,608
24,843	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(d)		5.2620	03/25/35	14,277
865,446	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(d)		4.1210	05/25/35	423,251
215,102	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(d)		6.5890	07/25/35	131,863
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(d)		0.0000	07/25/36	—
15,780	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(d)		6.3340	05/25/30	15,156
19,029	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(d)		6.5660	05/25/30	18,507
155,770	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	5.7300	02/25/35	133,941
181,174	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(d)		4.9290	10/25/35	163,063
616,501	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(d)		6.6250	01/25/36	444,825
469,851	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(d)		3.5140	10/25/36	344,106
45,268	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(d)		4.8710	07/25/37	27,427
279,130	Freddie Mac REMICS Series 3753 SB(c),(e)	-(SOFR30A + 0.114%) + 6.000%	0.5520	11/15/40	22,224
265,569	Freddie Mac Strips Series 365 257(d),(e)		4.5000	05/15/49	51,427
29,396,367	Ginnie Mae Strip Series 3 23(e)		1.4000	09/16/45	2,107,602
333,865	Global Mortgage Securitization Ltd. Series 2004-A A2(b),(c)	TSFR1M + 0.434%	5.7800	11/25/32	323,011
142,279	GMACM Mortgage Loan Trust Series 2004-J2 A9(g)		0.0000	06/25/34	117,258
1,745,190	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(d)		3.7010	07/19/35	1,388,881
18,430	GMACM Mortgage Loan Trust Series 2005-AR6 4A1(d)		4.0350	11/19/35	16,143
429,686	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(d)		4.2650	11/19/35	355,622
87,434	Government National Mortgage Association Series 2012-104 DI(e),(f), (j)		4.0000	09/16/25	1,242
140,156	Government National Mortgage Association Series 2003-12 S(c),(e)	-(TSFR1M + 0.114%) + 7.550%	2.1150	02/20/33	10,251
120,685	Government National Mortgage Association Series 2011-71 SG(c),(e)	-(TSFR1M + 0.114%) + 5.400%	0.0000	05/20/41	7,831
141,793	Government National Mortgage Association Series 2011-89 SA(c),(e)	-(TSFR1M + 0.114%) + 5.450%	0.0000	06/20/41	9,324
1,297,933	Government National Mortgage Association Series 2013-43 IO(d),(e)		0.0240	08/16/48	322
666,888	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	7.1150	03/25/36	580,505
62,022	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	5.8800	04/25/36	52,547
384,295	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(c)	TSFR1M + 0.634%	5.9800	10/25/45	375,175

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
204,586	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	6.0200	11/25/45	$142,734
532,854	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	6.6100	10/25/34	417,198
318,316	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	5.9400	08/25/45	248,744
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(b),(d)		7.7500	05/19/27	144,531
54,855	GSMPS Mortgage Loan Trust Series 1998-3 A(b),(d)		5.0120	09/19/27	54,347
135,240	GSMPS Mortgage Loan Trust Series 1999-2 A(b),(d)		8.0000	09/19/27	133,214
46,505	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(d)		8.0000	09/19/27	44,012
377,699	GSMPS Mortgage Loan Trust Series 2001-2 A(b),(d)		7.5000	06/19/32	350,740
114,394	GSR Mortgage Loan Trust Series 2003-1 B1(d)		5.6500	03/25/33	104,942
9,412	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	6.7500	03/25/33	9,263
84,293	GSR Mortgage Loan Trust Series 2003-3F B3(d)		5.9590	04/25/33	76,181
159,628	GSR Mortgage Loan Trust Series 2003-4F B3(d)		5.9060	05/25/33	160,630
313,118	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	7.7020	08/25/33	294,201
77,352	GSR Mortgage Loan Trust Series 2004-15F 3A1(c)	TSFR1M + 0.414%	5.7600	12/25/34	71,139
267,822	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	5.7600	01/25/35	240,918
56,435	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	53,341
186,250	GSR Mortgage Loan Trust Series 2005-AR5 1A1(d)		5.9900	10/25/35	172,431
254,458	GSR Mortgage Loan Trust Series 2005-AR7 5A1(d)		4.5650	11/25/35	205,508
347,374	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	314,395
463,588	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	419,577
1,070,067	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	968,478
1,160,926	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	1,005,355
814,384	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	594,218
31,834	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	72,586
20,806	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	32,595
168,720	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	138,223
1,580,239	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,294,602
1,337,373	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,095,636
711,376	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	6.4100	02/25/36	1,558,554
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	1,110,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	525,000
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	825,000
197,627	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	315,611
389,402	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	621,878

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
73,157	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	$116,832
10,482	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,785,606
598,458	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,603,061
295,190	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	814,479
164,813	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	242,809
779,552	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	462,436
449,352	GSR Mortgage Loan Trust Series 2007-AR1 3A1(d)		3.7650	03/25/37	376,042
610,942	GSR Mortgage Loan Trust Series 2007-AR1 1A1(d)		3.9940	03/25/37	317,695
235,711	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(d)		5.5820	05/25/37	212,248
463,043	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,748,921
46,546	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	73,710
2,231,859	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,629,423
71,609	HarborView Mortgage Loan Trust Series 2003-1 B1(d)		5.7820	05/19/33	57,096
245,174	HarborView Mortgage Loan Trust Series 2004-1 B1(d)		5.7720	04/19/34	209,372
962,865	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	6.2530	11/19/34	726,910
73,719	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	6.2330	12/19/34	63,774
3,117,712	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	1.5550	05/19/35	928,750
44,122	HarborView Mortgage Loan Trust Series 2005-4 4A(d)		5.6810	07/19/35	39,213
181,188	HarborView Mortgage Loan Trust Series 2005-8 1A2A(c)	TSFR1M + 0.774%	4.7857	09/19/35	115,163
101,647	HarborView Mortgage Loan Trust Series 2005-14 3A1A(d)		6.5420	12/19/35	94,962
16,813	HarborView Mortgage Loan Trust Series 2005-14 2A1A(d)		6.5680	12/19/35	16,613
1,905,630	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	7.1530	01/19/37	1,424,543
79,995	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	6.2600	03/25/35	74,543
120,244	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	6.2200	05/25/35	111,277
545,584	Impac CMB Trust Series 2005-4 2B1(c)	TSFR1M + 1.764%	7.9350	05/25/35	543,768
583,600	Impac CMB Trust Series Series 2005-7 A1(c)	TSFR1M + 0.634%	5.9800	11/25/35	513,102
188,756	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(d)		5.2850	08/25/33	179,337
124,360	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(d)		5.3480	07/25/35	109,929
118,548	IndyMac ARM Trust Series 2001-H1 1A(d)		5.2000	08/25/31	62,508
73,995	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(g)		0.0000	09/25/37	42,046
2,537,123	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(d)		4.5500	01/25/36	2,171,310
16,815	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(d)		5.6280	01/25/36	15,348
61,294	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(d)		4.3790	08/25/37	56,737
1,837,146	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(d)		4.9820	07/25/35	1,698,384

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
972,092	Jefferies Resecuritization Trust Series 2009-R6 7A5(b),(d)		5.0990	08/26/35	$894,995
394,297	Jefferies Resecuritization Trust Series 2009-R7 6A2(b),(d)		4.8380	10/21/35	386,252
259,061	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	165,179
9,496	JP Morgan Alternative Loan Trust Series 2006-S2 A4(f)		6.6900	05/25/36	9,581
389,845	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	5.8600	11/25/34	353,893
184,471	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	162,949
277,929	JP Morgan Mortgage Trust Series 2005-A6 5A1(d)		5.6260	08/25/35	274,776
667,591	JP Morgan Mortgage Trust Series 2005-A8 1A1(d)		4.9900	11/25/35	529,201
49,635	JP Morgan Mortgage Trust Series 2007-A2 3A1(d)		4.6120	04/25/37	39,016
169,620	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	160,170
73,330	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	70,444
128,972	Lehman Mortgage Trust Series 2005-2 5A2(c)	-4.600(TSFR1M + 0.114%) + 28.060%	2.9450	12/25/35	99,090
613,512	Lehman Mortgage Trust Series 2005-2 AX(e)		5.5000	12/25/35	93,229
800,916	Lehman Mortgage Trust Series 2005-2 5A1(c)	TSFR1M + 1.014%	6.3600	12/25/35	478,702
1,373,663	Lehman Mortgage Trust Series 2007-5 8A1(c)	TSFR1M + 0.394%	2.0800	08/25/36	276,230
1,390,278	Lehman Mortgage Trust Series 2007-5 8A2(c),(e)	-(TSFR1M + 0.114%) + 7.720%	2.2600	08/25/36	186,290
587,832	Lehman Mortgage Trust Series 2006-7 5A1(d)		1.2850	09/25/36	128,679
109,502	Lehman Mortgage Trust Series 2007-3 2A1(g)		0.0000	03/25/37	70,656
230,507	Lehman Mortgage Trust Series 2007-10 2A2		1.6860	01/25/38	66,110
188,333	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	127,739
671,602	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	5.8200	11/25/35	642,802
262,269	Lehman XS Trust Series 2006-2N 1A1(c)	TSFR1M + 0.634%	5.9800	02/25/46	221,796
16,086	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	5.8000	12/25/36	13,701
237,551	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	5.8200	12/25/36	214,346
604,989	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	5.9200	05/25/37	490,742
310,638	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	7.7100	11/25/34	298,707
2,527,116	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	8.8600	01/25/35	2,033,883
1,024,694	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(d)		1.7740	07/25/35	364,725
1,799,463	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(d)		1.7740	07/25/35	624,145
2,892,636	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(d)		4.6100	11/25/36	1,528,512
313,765	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	5.9530	12/25/46	239,792
3,623,997	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	5.9530	12/25/46	2,483,972
141	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A1(c)	TSFR1M + 0.434%	5.7800	01/25/47	140

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
44,087	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A3(c)	12MTA + 0.740%	5.8550	01/25/47	$43,803
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	6.1400	05/25/47	217,325
13,093	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	12,388
544,968	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	282,119
50,289	MASTR Alternative Loan Trust Series 2005-6 30PO(g)		0.0000	12/25/35	11,910
30,197	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	28,596
80,321	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	73,485
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	81,941
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	728,919
1,346,144	MASTR Reperforming Loan Trust Series 2005-1 1A4(b)		7.5000	08/25/34	991,838
48,033	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	5.8600	02/25/33	45,461
57,994	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(b),(d)		6.0090	10/20/29	55,080
35,834	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(b),(d)		6.0090	10/20/29	34,031
1,775,000	MERIT Securities Corporation Series 11PA B3(b),(c)	SOFRRATE + 2.364%	7.7080	09/28/32	1,610,893
116,537	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	109,112
254,021	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(d)		4.2090	04/25/37	211,963
155,492	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(g), (j)		0.0000	08/25/36	798
36,191	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	6.4050	08/25/28	33,141
27,509	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	7.7100	08/25/28	23,735
132,190	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	6.3600	10/25/28	121,926
118,208	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(d)		6.1990	06/25/37	113,540
99,617	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(d)		5.9300	03/25/33	75,638
1,087,926	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(d)		4.7680	09/25/35	846,429
91,231	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(d)		6.2240	03/25/33	78,311
308,533	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(c)	TSFR1M + 0.614%	5.9600	04/25/35	232,660
182,123	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	167,027
758,120	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	442,349
70,858	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	60,375
13,757	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(b)		5.5000	11/26/34	12,362
1,187,879	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(b),(d)		5.1930	11/21/35	1,035,228
11,729,527	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(b),(c)	SOFRRATE + 0.454%	5.7840	04/16/36	7,419,241
2,553,913	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	5.8600	04/25/36	1,825,464

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
138,059	MortgageIT Mortgage Loan Trust Series 2006-1 1A1(c)	TSFR1M + 0.574%	5.9200	04/25/36	$126,090
243,613	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	8.6850	11/25/34	226,935
338,798,775	MortgageIT Trust Series 2005-2		0.0000	05/25/35	2,774,999
36,520	MortgageIT Trust Series 2005-2 1B1(c)	SOFRRATE + 1.539%	6.8850	05/25/35	36,086
316,482	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	9.2100	08/25/35	386,753
10,872,565	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(d),(e)		0.5000	08/25/59	194,104
15,280,835	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(d),(e)		0.7500	08/25/59	409,205
180,793	New York Mortgage Trust Series 2006-1 2A3(d)		4.9650	05/25/36	151,311
15,111	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(f)		5.8030	03/25/34	14,521
93,565	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(c)	TSFR1M + 1.134%	6.4800	08/25/34	89,881
1,921,440	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	7.1600	10/25/34	1,933,366
195,640	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(d)		5.2570	06/25/36	138,010
222,948	PHHMC Series Trust Series 2006-4 B1(d)		6.2930	12/18/36	210,761
66,640	Popular A.B.S, Inc. Series 1998-1 A1(f)		7.2000	12/25/29	61,844
72,490	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	68,182
1,577,241	Prime Mortgage Trust Series 2006-DR1 2A1(b)		5.5000	05/25/35	1,425,343
442,793	Prime Mortgage Trust Series 2006-DR1 2A2(b)		6.0000	05/25/35	373,362
271,596	RALI Series Trust Series 2004-QA4 NB21(d)		5.1560	09/25/34	255,150
354,560	RALI Series Trust Series 2004-QA4 NB1(d)		5.3880	09/25/34	308,902
360,498	RALI Series Trust Series 2004-QA6 NB2(d)		4.4140	12/26/34	322,401
986,752	RALI Series Trust Series 2004-QA6 NB4(d)		4.9030	12/26/34	870,340
1,774,953	RALI Series Trust Series 2005-QA2 A1I(d)		1.5300	02/25/35	570,446
1,712,871	RALI Series Trust Series 2005-QA2 A1II(d)		4.7380	02/25/35	1,010,844
171,180	RALI Series Trust Series 2005-QA2 NB2(d)		4.7470	02/25/35	144,634
181,865	RALI Series Trust Series 2005-QA3 NB4(d)		0.0000	03/25/35	43,830
59,736	RALI Series Trust Series 2005-QA3 NB1(d)		3.6310	03/25/35	31,136
54,669	RALI Series Trust Series 2005-QA4 A42(d)		4.5780	04/25/35	52,845
717,927	RALI Series Trust Series 2005-QA6 NB23(d)		2.5050	05/25/35	350,852
32,730	RALI Series Trust Series 2005-QA8 NB2(d)		5.1860	07/25/35	30,122
376,271	RALI Series Trust Series 2005-QA8 CB21(d)		5.3120	07/25/35	204,344
2,624,625	RALI Series Trust Series 2005-QA9 NB21(d)		1.9390	08/25/35	988,707
1,327,160	RALI Series Trust Series 2005-QA9 CB3(d)		4.8260	08/25/35	1,182,547
4,979,761	RALI Series Trust Series 2005-QA11 3A1(d)		1.8660	10/25/35	1,749,381

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
72,244	RALI Series Trust Series 2005-QA11 6A1(d)		6.0800	10/25/35	$63,820
1,242,899	RALI Series Trust Series 2005-QA12 CB3(d)		5.1910	12/25/35	1,122,761
138,993	RALI Series Trust Series 2005-QA12 NB2(d)		6.5190	12/25/35	131,943
201,463	RALI Series Trust Series 2006-QA2 3A1(d)		6.3590	02/25/36	167,458
7,295,375	RALI Series Trust Series 2006-QS11 2A1		1.9870	08/25/36	2,260,797
52,076	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	39,182
285,244	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	212,862
597,401	RALI Series Trust Series 2005-QO4 2A1(c)	TSFR1M + 0.674%	6.0200	12/25/45	412,632
2,949,446	RALI Series Trust Series 2007-QO5 A(c)	12MTA + 3.120%	0.9560	08/25/47	494,450
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	458,369
425,526	RAMP Series Trust Series 2005-SL2 A5		3.9430	10/25/31	186,402
657,543	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	589,042
225,502	RAMP Series Trust Series 2004-SL1 A7		7.0000	11/25/31	195,730
335,121	RAMP Series Trust Series 2005-SL1 A3		0.9700	05/25/32	44,630
373,956	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	239,962
253,854	RAMP Series Trust Series 2004-SL4 A5		2.5080	07/25/32	99,481
2,223,190	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,879,307
484,095	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	413,188
1,324,642	RBSSP Resecuritization Trust Series 2009-6 8A3(b),(d)		5.1590	08/26/35	437,933
71,791	Reperforming Loan REMIC Trust Series 2004-R1 2A(b)		6.5000	11/25/34	66,957
340,452	Reperforming Loan REMIC Trust Series 2006-R2 AF1(b),(c)	TSFR1M + 0.534%	5.8800	07/25/36	312,409
188,874	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	128,289
253,556	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	6.0100	05/25/34	239,878
226,822	Residential Asset Securitization Trust Series 2006-A3CB PO(g)		0.0000	01/25/46	8,994
186,720	Residential Asset Securitization Trust Series 2006-A3CB AX(d),(e)		6.0000	01/25/46	36,546
943,577	RFMSI Series Trust Series 2005-SA1 2A(d)		4.2750	03/25/35	837,820
247,032	RFMSI Series Trust Series 2005-SA3 3A(d)		5.0990	08/25/35	203,686
695,537	RFMSI Series Trust Series 2005-SA5 2A(d)		5.0660	11/25/35	597,321
105,158	RFMSI Series Trust Series 2006-SA1 2A1(d)		5.8350	02/25/36	93,015
195,241	RFMSI Series Trust Series 2006-SA3 3A1(d)		5.6460	09/25/36	172,379
115,594	RFMSI Series Trust Series 2006-SA4 2A1(d)		5.5190	11/25/36	94,791
144,441	Sequoia Mortgage Trust Series 4 B(c)	TSFR1M + 1.364%	6.6850	04/22/25	68,513
33,469	Sequoia Mortgage Trust Series 6 B2(c)	TSFR1M + 0.814%	6.5030	04/19/27	27,148
21,487	Sequoia Mortgage Trust Series 2003-4 2B2(d)		6.7750	07/20/33	18,217

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
32,337	Sequoia Mortgage Trust Series 2003-4 2B3(d)		6.7750	07/20/33	$27,136
16,041	Sequoia Mortgage Trust Series 2003-4 2B5(d)		6.7750	07/20/33	14,418
136,592	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	6.2780	02/20/34	119,040
1	Sequoia Mortgage Trust Series 2004-5 B1(c)	TSFR1M + 0.834%	6.1730	06/20/34	—
1	Sequoia Mortgage Trust Series 2004-6 B1(c)	TSFR1M + 0.864%	6.2030	07/20/34	1
150,662	Sequoia Mortgage Trust Series 2007-1 3A1(d)		5.2910	01/20/47	110,421
38,112	Sofi Mortgage Trust Series 2016-1A 1AMF(b),(d)		3.0000	11/25/46	32,409
44,446	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 1A1(d)		6.3240	03/25/34	39,961
1,375,131	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	5.7700	07/25/35	808,108
182,552	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(d)		4.5360	04/25/47	163,804
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	8.7600	10/25/33	1,784,007
169,189	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(d)		5.0320	10/19/34	149,355
188,257	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	5.8530	02/19/35	171,385
1,143,479	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	5.8600	02/25/36	888,581
329,388	Structured Asset Mortgage Investments II Trust Series 2006-AR1 3A1(c)	TSFR1M + 0.574%	5.9200	02/25/36	252,400
1,862,623	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(c)	TSFR1M + 0.734%	6.0800	02/25/36	1,795,515
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(d)		1.4700	05/25/36	824,579
128,055	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(d)		3.2080	05/25/36	63,088
55,077	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	5.7600	02/25/37	49,666
654,141	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	2.5210	03/25/37	246,846
1,334,561	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.9280	05/25/46	526,727
717,506	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	5.8800	05/25/46	476,431
297,654	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	6.6530	05/19/33	264,976
470,369	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2		6.5000	07/25/28	340,702
1,585,313	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A B1		6.8080	01/25/34	1,190,401
1,252	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(d)		7.3330	11/25/32	1,237
89,542	Structured Asset Securities Corp Assistance Loan Series AL2 B1(b)		3.3560	01/25/31	67,773
980,532	Structured Asset Securities Corp Mor Cer Ser Series 2003-31A B1(d)		6.5720	10/25/33	854,222
79,015	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(f)		3.3130	08/25/33	78,364
398,541	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(f)		4.9000	06/25/34	378,931
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	289,366
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.6050	07/25/36	167,355

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
1,210,183	TBW Mortgage-Backed Trust Series 2006-6 A2B(f)		1.0740	01/25/37	$268,839
921,341	Terwin Mortgage Trust Series 2006-9HGA A3(b),(c)	TSFR1M + 0.674%	1.4330	10/25/37	288,496
283,953	Terwin Mortgage Trust Series 2007-6ALT A2(b),(c)	TSFR1M + 0.714%	6.0600	08/25/38	201,356
119,964	Thornburg Mortgage Securities Trust Series 2007-3 2A1(c)	TSFR12M + 1.965%	7.0170	06/25/47	112,403
5,654,247	Voyager CBASS Delaware Trust Series 2009-1 KAB1(b),(d)		0.0630	02/26/37	54,478
15,348,860	Voyager CBASS Delaware Trust Series 2009-1 KAA3(b),(d), (j)		0.2370	02/26/37	157,258
2,497,363	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(b),(d)		5.6830	02/16/36	2,307,882
774,660	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(b),(d)		5.6830	02/16/36	721,519
6,395,923	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(b),(d)		5.6430	05/16/36	6,023,415
2,388,459	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(d),(e)		1.1500	02/25/38	532,251
953,223	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(d)		3.8920	08/20/35	854,699
370,035	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(d)		6.4070	08/20/35	350,040
41,630	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(d)		2.8580	05/20/36	37,327
20,996	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(b),(d)		4.6470	12/19/39	15,582
100,161	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(d)		4.6470	12/19/39	91,851
34,160	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(b),(d)		4.6470	12/19/39	30,256
25,630	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(b),(d)		4.6470	12/19/39	22,404
95,186	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(d)		6.4950	10/25/32	88,124
190,980	WaMu Mortgage Pass-Through Certificates Series 2002-S8 1A7		5.7500	01/25/33	178,057
390,706	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(d)		5.5470	02/25/33	355,430
950,425	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(d)		0.0000	06/25/33	477,206
123,383	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(d)		5.8130	06/25/33	118,120
24,963	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(d)		6.2950	06/25/33	24,453
174,658	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(d)		5.6820	09/25/33	151,980
166,370	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(d)		5.6820	09/25/33	122,832
622,271	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(d)		5.9420	01/25/34	567,707
61,795	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	59,889
69,952	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(d)		4.6880	12/25/35	60,847
43,383	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(d)		3.9050	10/25/36	36,469
201,919	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(d)		4.3190	11/25/41	167,549
12,691	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(b),(c)	12MTA + 1.400%	6.5150	06/25/42	8,866
78,326	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	6.5150	06/25/42	67,359

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.3% (Continued)
75,936	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	6.5150	06/25/42	$66,397
151,532	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	6.5150	06/25/42	133,610
51,253	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	6.5150	08/25/42	47,372
12,503	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	6.5150	08/25/42	7,132
1,262,829	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,011,857
1,767,215	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	5.9600	02/25/36	1,400,640
2,498,148	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,833,224
418,735	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	6.0550	07/25/46	248,326
810,504	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	6.0750	08/25/46	406,580
21,953	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(b)		6.5000	10/19/29	20,476
21,953	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(b)		6.5000	10/19/29	20,488
314,474	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(b),(d)		0.0000	02/25/33	14,415
21,833	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(d)		4.4750	02/25/33	20,576
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(d)		0.0000	03/25/33	71,730
35,401	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	33,435
25,428	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	25,210
582,843	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(d)		4.8190	05/25/33	549,310
601,100	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(d)		7.0000	07/25/33	482,912
35,133	Wells Fargo Mortgage Backed Securities Series 2003-I B2(d)		6.3890	09/25/33	27,435
33,636	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(d)		5.6150	07/25/34	33,787
					188,980,046
	CREDIT CARD — 0.2%
1,350,000	Genesis Private Label Amortizing Trust Series 2020-1 E(b)		9.7600	07/20/30	1,344,249

	HOME EQUITY — 11.8%
1,300,807	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	1,090,684
195,090	ABFS Mortgage Loan Trust Series 2000-1 A1(f)		8.4250	07/15/31	163,227
117,373	ABFS Mortgage Loan Trust Series 2000-3 A(f)		8.1100	09/15/31	98,975
2,337,454	ABFS Mortgage Loan Trust Series 2002-1 A5(f)		7.0100	12/15/32	1,910,749
720,231	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	7.6930	08/15/33	703,740
937,306	ABFS Mortgage Loan Trust Series 2002-4 M1(f)		6.9420	12/15/33	624,830
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	6.2280	04/25/35	911,963

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	HOME EQUITY — 11.8% (Continued)
436,571	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(c)	TSFR1M + 1.389%	6.7350	08/25/32	$522,713
5,926	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1 M2(c)	TSFR1M + 2.364%	7.7100	12/25/33	7,177
948,678	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(c)	TSFR1M + 1.764%	7.1100	03/25/34	955,805
49,654	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	6.5100	07/25/34	47,958
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(b),(c)	TSFR1M + 5.364%	10.7100	07/25/34	416,705
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	8.9600	05/25/35	1,644,298
2,878,161	ACE Securities Corp Home Equity Loan Trust Series Series HE1 CE		0.0000	11/20/31	2,334,536
55,733	ACE Securities Corp Home Equity Loan Trust Series Series HE2 M3(c)	TSFR1M + 3.339%	8.6850	08/25/32	71,385
262,983	ACE Securities Corp Home Equity Loan Trust Series Series TC1 M2(c)	TSFR1M + 3.039%	8.3850	06/25/33	248,268
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	8.6100	09/25/34	314,622
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(c)	TSFR1M + 2.139%	7.4850	10/25/34	488,418
2,418,766	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	6.2500	09/28/29	2,342,095
66,997	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(c)	TSFR1M + 1.179%	3.8510	09/25/32	72,531
2,627,346	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(c)	TSFR1M + 3.489%	8.8350	11/25/32	2,642,203
313,828	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	8.3100	08/25/32	302,835
131,277	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	4.0720	01/25/33	127,105
323,608	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(c)	TSFR1M + 3.864%	3.6050	02/25/33	300,474
603,630	Ameriquest Mortgage Securities Inc Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	3.2380	06/25/33	501,258
552,145	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	6.7100	11/25/29	510,769
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	4.4120	09/25/33	758,176
2,829,491	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	10.6930	01/15/33	2,563,839
395,343	Bayview Financial Asset Trust Series 2007-SR1A M1(b),(c)	TSFR1M + 0.914%	6.2600	03/25/37	388,130
152,879	Bayview Financial Asset Trust Series 2007-SR1A M2(b),(c)	TSFR1M + 1.014%	6.3600	03/25/37	149,850
136,325	Bayview Financial Asset Trust Series 2007-SR1A M3(b),(c)	TSFR1M + 1.264%	6.6100	03/25/37	135,049
716,680	Bayview Financial Asset Trust Series 2007-SR1A M4(b),(c)	TSFR1M + 1.614%	6.9600	03/25/37	672,531
921,495	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	9.5830	02/28/44	948,125
9,669	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B1(c)	TSFR1M + 2.964%	8.3080	08/28/44	9,680
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(c)	TSFR1M + 6.114%	11.4600	10/25/34	9,054,014
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(c)	TSFR1M + 4.764%	6.3180	12/25/34	179,021
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	5.5240	05/25/35	1,055,372
674,813	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	5.5240	05/25/35	675,992
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(b),(c)	TSFR1M + 4.614%	5.5700	08/25/35	3,615,906
296,845	Bear Stearns Asset Backed Securities I Trust Series 2005-HE11 M3(c)	TSFR1M + 0.834%	6.0520	11/25/35	294,598
175,055	Bear Stearns Asset Backed Securities I Trust Series 2006-EC2(c)	TSFR1M + 0.744%	6.0900	02/25/36	174,302

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	HOME EQUITY — 11.8% (Continued)
603,584	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(c)	TSFR1M + 0.464%	5.8100	12/25/36	$1,807,286
279,710	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	5.7300	01/25/37	969,378
232,102	Bear Stearns Second Lien Trust Series 2007-1 1A(c)	(TSFR1M + 0.114%) + 0.380%	5.6500	01/25/37	224,902
16,415	Bear Stearns Second Lien Trust Series 2007-1 3A(c)	TSFR1M + 0.554%	5.9000	08/25/37	15,552
272,049	Bond Securitization Trust Series 2003-1 X(d)		0.0000	10/25/34	236,682
113,403	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	4.9800	06/25/34	108,632
302,127	Centex Home Equity Loan Trust Series 2004-D MF2(f)		6.0600	09/25/34	296,495
223,496	Chase Funding Loan Acquisition Trust Series Series OPT1 M2(c)	TSFR1M + 1.614%	6.9600	06/25/34	227,315
549,794	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(c)	TSFR1M + 3.639%	8.9850	12/25/33	584,137
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	9.9600	12/25/33	3,575,088
547,812	Conseco Finance Corporation/Old Series A B2(c)	TSFR1M + 5.864%	11.1930	04/15/32	806,600
80,444	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	5.9230	01/15/28	65,200
38,953	Countrywide Asset-Backed Certificates Series 2004-S1 M1(f)		5.2520	02/25/35	38,353
22,802	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	5.5930	11/15/36	19,586
498,367	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	5.5930	11/15/36	429,279
636,830	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	4.4130	08/25/32	598,427
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(c)	TSFR1M + 2.914%	8.2600	10/25/32	625,774
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	4.3830	04/25/34	524,956
42,788	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	5.7230	02/15/34	41,733
140,161	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(d)		5.9620	03/25/34	131,130
1,356,857	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	2,282,480
171,649	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(d)		5.9450	11/25/35	167,750
30,907	CWHEQ Revolving Home Equity Loan Trust Series H 2A(c)	TSFR1M + 0.354%	5.6830	12/15/35	30,749
286,945	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(b)		6.9900	01/25/29	281,896
181,651	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(b),(c)	TSFR1M + 1.714%	7.0600	01/25/29	178,559
230,936	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	6.1700	12/25/29	221,553
220,318	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	6.2500	12/25/29	210,316
82,063	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(b),(c)	TSFR1M + 0.614%	5.9600	10/25/34	81,678
10,987	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(b),(c)	TSFR1M + 0.614%	5.9600	08/25/35	6,082
990,543	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	SOFRRATE + 0.254%	5.6000	12/25/37	902,878
751,632	GMACM Home Equity Loan Trust Series 2007-HE2 A4(f)		7.4240	12/25/37	721,787
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(f)		5.5000	07/25/35	353,174
138,317	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(c)	TSFR1M + 0.294%	5.6230	09/15/30	136,319

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	HOME EQUITY — 11.8% (Continued)
1,339,473	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	8.9100	12/25/34	$1,189,070
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	8.0390	06/25/32	33,525
192,483	Home Equity Asset Trust Series 5 B1(c)	TSFR1M + 4.364%	9.7100	05/25/33	195,807
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	10.2100	06/25/33	1,180,839
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	8.7100	04/25/34	131,604
4,646,000	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	5.9830	08/25/37	5,171,192
269,477	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(c)	TSFR1M + 0.784%	4.9230	12/25/31	412,807
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(c)	TSFR1M + 1.539%	6.8850	10/25/33	189,316
65,230	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(c)	TSFR1M + 2.139%	4.0330	07/25/34	62,183
333,302	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	5.8000	05/25/37	317,640
496,759	IMC Home Equity Loan Trust Series 1998-3 A7(f)		5.4320	08/20/29	482,916
302,044	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	302,748
65,322	IMC Home Equity Loan Trust Series 1998-5 A5(f)		5.5400	12/20/29	64,658
25,670	Irwin Home Equity Loan Trust Series 2004-1 2M2(c)	TSFR1M + 1.989%	7.3350	12/25/34	25,655
23,076	Irwin Home Equity Loan Trust Series 2004-1 2B1(c)	TSFR1M + 3.189%	8.5350	12/25/34	22,967
430,679	Irwin Home Equity Loan Trust Series 2006-P1 1A(b),(c)	TSFR1M + 0.394%	5.7110	12/25/36	416,604
356,732	Irwin Home Equity Loan Trust Series 2006-P1 2A3(b),(f)		6.3000	06/25/37	352,181
44,019	IXIS Real Estate Capital Trust Series 2005-HE3 M3(c)	TSFR1M + 0.879%	6.2250	12/25/35	61,300
143,635	MAFI II Remic Trust Series 1999-A B1(b),(d)		8.0000	03/20/25	137,500
156,594	Mastr Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 3.614%	4.7890	04/25/33	153,595
54,622	Mastr Asset Backed Securities Trust Series 2003-WMC2 M2(c)	TSFR1M + 2.589%	4.6180	08/25/33	57,053
398,908	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	8.6100	10/25/32	360,523
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	8.5350	10/25/35	832,668
14,601	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 M3(c)	TSFR1M + 3.264%	8.6100	09/25/33	14,483
889,084	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B2(c)	TSFR1M + 5.739%	11.0850	10/25/33	973,280
710,109	Morgan Stanley A.B.S Capital I Inc Trust Series SD2 B1(c)	TSFR1M + 4.164%	9.5100	04/25/34	733,778
771,075	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD3 B1(b),(c)	TSFR1M + 3.339%	8.6850	06/25/34	803,604
474,189	Morgan Stanley Dean Witter Capital I Inc Trust Series AM1 M2(c)	TSFR1M + 2.589%	7.9350	01/25/32	694,258
110,823	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(c)	TSFR1M + 3.414%	8.7600	02/25/32	523,149
207,890	Morgan Stanley Dean Witter Capital I Inc Trust Series NC1 M3(c)	TSFR1M + 3.264%	8.6100	11/25/32	309,664
4,959	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	609,427
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	11.0850	02/25/33	1,713,901
122,644	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(c)	TSFR1M + 0.849%	6.1950	11/25/35	292,935
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(d)		6.0000	04/25/37	2,726,995

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	HOME EQUITY — 11.8% (Continued)
272,142	New Century Home Equity Loan Trust Series 2003-A M1(b),(c)	(TSFR1M + 0.114%) + 1.125%	3.8820	10/25/33	$281,037
2,033	New Century Home Equity Loan Trust Series 2003-5 AI7(d)		4.8520	11/25/33	1,965
306,982	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	6.5400	01/25/34	305,026
873,415	New Century Home Equity Loan Trust Series Series 2003-3 M3(c)	TSFR1M + 3.684%	9.0300	07/25/33	1,175,738
716,605	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	8.2350	09/25/33	721,784
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	7.9350	01/25/34	150,489
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	8.4600	05/25/34	92,934
870,278	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(f)		5.8660	01/25/37	718,370
187,052	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(f)		5.6800	03/25/37	160,836
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(f)		6.1020	03/25/37	301,801
736,992	Option One Woodbridge Loan Trust Series 2004-1 M(b),(c)	TSFR1M + 1.614%	6.9600	02/25/34	731,575
459,516	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	5.8500	01/25/31	388,105
135,115	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	5.8800	01/25/31	115,972
2,742,835	RASC Series Trust Series 2004-KS11 M2(c)	SOFRRATE + 1.614%	6.9600	12/25/34	2,816,581
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(f)		4.2760	03/25/33	10,823
101,446	Renaissance Home Equity Loan Trust Series 2004-3 AF6(f)		5.3240	11/25/34	93,569
98,979	Renaissance Home Equity Loan Trust Series 2005-4 A4(f)		5.8250	02/25/36	96,073
4,936	Saco I Trust Series 2007-1 A1(c)	TSFR1M + 0.434%	5.7800	01/25/37	5,419
25,544	Saco I Trust Series 2007-2 A1(c)	TSFR1M + 0.434%	5.7800	02/25/37	25,635
2,218,628	Saxon Asset Securities Trust Series 2001-2 M1(c)	TSFR1M + 0.909%	6.2550	03/25/31	1,961,735
28,964,962	Soundview Home Loan Trust Series 2007-OPT4 X1(d),(e)		0.2370	09/25/37	779,426
140,929	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	140,252
285,722	Terwin Mortgage Trust Series 2004-1HE M2(b),(c)	TSFR1M + 2.589%	7.9350	02/25/34	195,879
2,307,450	Terwin Mortgage Trust Series 2004-21HE 2M3(b),(c)	TSFR1M + 2.739%	8.0850	12/25/34	2,230,059
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(b),(d)		0.0870	08/25/37	1,282,731
519,970	Terwin Mortgage Trust Series TMTS Series 2003-2HE(c)	TSFR1M + 1.014%	6.3600	07/25/34	538,872
3,526,112	Truman Capital Mortgage Loan Trust Series 2002-2 M2(b),(c)	TSFR1M + 4.764%	10.1100	11/25/32	2,973,120
400,000	Truman Capital Mortgage Loan Trust Series 2006-1 M1(b),(c)	TSFR1M + 0.594%	5.9400	03/25/36	359,268
563,670	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	8.6930	12/15/28	673,693
3,454	United National Home Loan Owner Trust Series 1999-1 M1(f)		6.9100	03/25/25	3,627
13,089	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(d)		4.9800	04/25/34	12,837
83,764	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	8.2800	10/25/34	85,577
494,571	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(c)	TSFR1M + 4.614%	9.9600	10/25/34	497,904

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	HOME EQUITY — 11.8% (Continued)
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	8.0100	04/25/35	$712,185
					99,122,356
	MANUFACTURED HOUSING — 5.6%
244,836	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(b),(g)		0.0000	08/15/30	228,968
2,000,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(d)		1.2010	02/10/32	352,370
1,542,805	BCMSC Trust Series 1998-C M1(d)		7.5100	01/15/29	1,494,008
731,888	BCMSC Trust Series 1999-B A2(d)		0.9130	12/15/29	66,625
611,382	BCMSC Trust Series 1999-B A3(d)		0.9130	12/15/29	57,291
4,944,914	BCMSC Trust Series 1999-B A5(d)		0.9130	12/15/29	480,156
737,790	BCMSC Trust Series 1999-B A6(d)		0.9130	12/15/29	75,588
11,151,101	Conseco Finance Corporation Series 7 B2(d)		0.9950	10/15/26	796,051
698,688	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	698,426
3,348,337	Conseco Finance Corporation Series 1997-8 M1(d)		7.0200	10/15/27	3,240,288
1,393,956	Conseco Finance Corporation Series 9 B1(d)		7.6500	01/15/28	1,358,791
4,520,956	Conseco Finance Corporation Series 1997-3 M1(d)		7.5300	03/15/28	4,421,665
1,483,189	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	1,464,070
5,146,358	Conseco Finance Corporation Series 7 M1(d)		7.0300	07/15/28	4,988,480
3,078,345	Conseco Finance Corporation Series 1996-10 B1(d)		7.2400	11/15/28	3,049,484
245,245	Conseco Finance Corporation Series 1998-2 M1(d)		6.9400	12/01/28	232,951
5,191,525	Conseco Finance Corporation(d)		6.9700	05/15/29	5,127,918
2,396,812	Conseco Finance Corporation Series 3 M1(d)		6.8600	03/01/30	2,289,612
1,634,384	Conseco Finance Securitizations Corporation Series 6 A1(b),(d)		7.3600	06/01/30	516,177
2,639,027	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,533,361
2,223,757	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	2,108,993
1,704,157	Lehman A.B.S Manufactured Housing Contract Trust Series A C		0.0000	06/15/33	1,607,909
1,615	MERIT Securities Corporation Series 12-1 1M1(f)		7.6300	07/28/33	1,607
732,856	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(b),(d)		7.0600	02/26/29	672,258
286,225	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	258,440
4,907	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	4,550
1,259,585	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.4500	11/15/27	1,244,363
1,412,173	Oakwood Mortgage Investors, Inc. Series 1997-D B1(d)		7.3250	02/15/28	1,401,184
803,599	Oakwood Mortgage Investors, Inc. Series 1998-D M1(b)		7.4150	01/15/29	780,685
1,069,864	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	994,960

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	MANUFACTURED HOUSING — 5.6% (Continued)
1,851,506	Oakwood Mortgage Investors, Inc. Series 2001-D A2(d)		3.9740	08/15/31	$756,535
619,196	Origen Manufactured Housing Contract Trust Series 2007-A A2(d)		7.4700	04/15/37	574,459
2,348,471	Origen Manufactured Housing Contract Trust Series 2006-A A2(d)		6.9500	10/15/37	2,239,854
1,183,709	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	1,121,872
					47,239,949
	NON AGENCY CMBS — 24.9%
2,927,675	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(b),(d)		3.7280	08/10/45	483,066
425,325	Banc of America Commercial Mortgage Trust Series 2006-4 C(d)		5.7540	07/10/46	397,666
189,564	Bayview Commercial Asset Trust Series 2005-2A A2(b),(c)	TSFR1M + 0.639%	5.9850	08/25/35	181,956
94,782	Bayview Commercial Asset Trust Series 2005-2A M1(b),(c)	TSFR1M + 0.759%	6.1050	08/25/35	91,233
193,118	Bayview Commercial Asset Trust Series 2005-2A B1(b),(c)	(TSFR1M + 0.114%) + 1.725%	7.1850	08/25/35	188,025
240,732	Bayview Commercial Asset Trust Series 2005-3A B1(b),(c)	TSFR1M + 1.764%	7.1100	11/25/35	241,164
3,000,000	Bayview Commercial Asset Trust Series 2005-4A B2(a),(b),(c)	SOFRRATE + 3.714%	0.0000	01/25/36	471,438
108,930	Bayview Commercial Asset Trust Series 2006-2A B1(b),(c)	TSFR1M + 1.419%	6.7650	07/25/36	102,934
6,290,416	BB-UBS Trust(b)		2.8900	06/05/30	5,831,211
180,000	BB-UBS Trust Series 2012-SHOW B(b)		3.8820	11/05/36	170,723
183,695	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(c)	TSFR1M + 1.344%	6.6900	06/25/43	187,056
313,202	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(d)		5.5660	01/12/45	303,214
4,000,000	BXP Trust Series 2017-CQHP A(b),(c)	TSFR1M + 0.897%	6.2260	11/15/34	3,711,184
5,621,449	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(b),(c)	TSFR1M + 2.964%	8.2930	10/15/35	4,862,437
1,544,985	CD Mortgage Trust Series 2007-CD5 G(b),(d)		6.5820	11/15/44	1,536,331
958,633	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(d)		5.0800	12/15/47	878,307
7,283,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(b),(d)		5.0800	12/15/47	6,263,380
500,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(b),(d)		5.0800	12/15/47	333,835
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(b),(c)	TSFR1M + 1.264%	6.5930	06/15/31	3,264,755
8,450,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(b),(c)	TSFR1M + 2.864%	8.1930	06/15/31	5,830,500
201,555	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(b),(c)	TSFR1M + 1.968%	7.2970	11/15/31	194,543
12,575,479	Citigroup Commercial Mortgage Trust Series 2014-GC23 XA(d),(e), (j)		0.8180	07/10/47	668
3,000,000	COMM Mortgage Trust Series 2012-LC4 D(b),(d)		1.3500	12/10/44	2,032,917
13,833	COMM Mortgage Trust Series 2012-LC4 B(d)		4.9340	12/10/44	12,756
1,692,000	COMM Mortgage Trust Series 2012-LC4 C(d)		5.4680	12/10/44	1,459,235
1,665,637	COMM Mortgage Trust Series 2013-CCRE9 E(b),(d)		4.6180	07/10/45	1,478,578
731,342	COMM Mortgage Trust Series 2012-CCRE3 B(b)		3.9220	10/15/45	648,694

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	NON AGENCY CMBS — 24.9% (Continued)
358,343	COMM Mortgage Trust Series 2013-LC6 D(b),(d)		4.0750	01/10/46	$342,663
2,860,847	COMM Mortgage Trust Series 2013-CCRE7 D(b),(d)		4.3840	03/10/46	2,644,791
5,522,591	COMM Mortgage Trust Series 2010-C1 D(b),(d)		5.9850	07/10/46	5,163,936
108,610,000	COMM Mortgage Trust Series 2014-CR19 XB(b),(d),(e), (j)		0.0000	08/10/47	1,086
18,437,811	COMM Mortgage Trust Series 2015-LC21 XA(d),(e)		0.7540	07/10/48	64,411
6,103,717	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(b)		3.4000	10/05/30	5,820,674
107,476	Credit Suisse Commercial Mortgage Trust Series Series C4 C(b),(d)		5.5220	09/15/39	101,472
10,792	Credit Suisse First Boston Mortgage Securities Series C4 G(b),(d)		5.6360	10/15/39	10,721
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(d),(e)		0.6860	09/15/37	9,249
2,108,824	DBUBS Mortgage Trust Series 2011-LC3A D(b),(d)		5.5330	08/10/44	1,921,867
1,040,970	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(b),(d)		0.0000	03/18/49	333,110
3,346,912	GS Mortgage Securities Corporation II Series 2018-SRP5 A(b),(c)	TSFR1M + 1.914%	7.1760	09/15/31	2,403,385
1,798,075	GS Mortgage Securities Corporation II Series 2018-SRP5 B(b),(c)	TSFR1M + 3.114%	8.3760	09/15/31	523,159
102,823	GS Mortgage Securities Trust Series 2010-C1 B(b)		5.1480	08/10/43	102,648
3,000,000	GS Mortgage Securities Trust Series 2010-C1 C(b),(d)		5.6350	08/10/43	2,923,584
18,137,000	GS Mortgage Securities Trust Series 2010-C1 D(b),(d)		6.5720	08/10/43	16,471,373
1,131,000	GS Mortgage Securities Trust Series 2011-GC5 D(b),(d)		0.4660	08/10/44	564,999
393,000	GS Mortgage Securities Trust Series 2011-GC5 C(b),(d)		5.2960	08/10/44	302,621
14,405,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(d)		5.2960	08/10/44	12,720,847
1,549,687	GS Mortgage Securities Trust Series 2007-GG10 AJ(d)		5.8180	08/10/45	255,698
1,986,605	GS Mortgage Securities Trust Series 2012-GCJ9 D(b),(d)		4.7540	11/10/45	1,793,324
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(b),(d)		5.9640	04/25/52	906,610
153,998	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	7.0350	08/25/34	141,679
106,614	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	8.0850	08/25/34	102,659
6,526,899	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(b)		3.9100	05/05/30	5,497,412
12,785,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(b)		3.3920	11/15/43	9,643,209
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(b),(d)		5.7690	11/15/43	1,837,414
2,100,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(b),(d)		5.7690	11/15/43	1,771,489
1,526,853	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(d)		5.4890	12/12/43	1,076,223
456,695	JP Morgan Chase Commercial Mortgage Securities Series C6 D(d)		5.1290	05/15/45	440,384
7,669,533	JP Morgan Chase Commercial Mortgage Securities Series CBX E(b),(d)		4.8460	06/15/45	6,928,680

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	NON AGENCY CMBS — 24.9% (Continued)
3,621,142	JP Morgan Chase Commercial Mortgage Securities Series C8 G(b),(d)		2.7330	10/15/45	$3,167,741
800,688	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(b),(d)		5.0130	02/15/46	743,653
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(b),(d)		5.3600	02/15/46	8,108,638
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(b),(d)		5.7090	02/15/46	179,278
2,376,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(b),(d)		5.7090	02/15/46	1,815,261
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.2970	04/15/46	47,558
397,390	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(b),(d)		3.6860	12/15/47	360,010
3,149,628	JP Morgan Chase Commercial Mortgage Securities Series C2 AM(d)		7.0550	02/12/51	1,660,549
4,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 C(b),(d)		0.0000	02/15/51	1,372,014
10,737,988	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 AJ(d)		7.0510	02/15/51	10,245,365
6,452,790	JPMBB Commercial Mortgage Securities Trust Series C15 D(b),(d)		4.7640	11/15/45	5,584,742
1,098,902	LBSBC NIM Company Series 2005-2A N3(b)		5.5000	09/27/30	1,076,785
100	LBSBN Series 2005-2A PS		0.0000	09/27/30	2,900,000
10,439,733	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(d)		5.4520	09/15/39	4,038,160
134,317	Merrill Lynch Mortgage Trust Series 2006-C1 B(d)		6.2200	05/12/39	130,494
549,707	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(d)		6.1930	09/12/49	450,219
249,245	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(d)		6.2220	09/12/49	204,150
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(b),(d)		0.0000	11/15/45	1,221,581
2,949,983	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(d)		4.5360	11/15/45	2,767,719
109,693	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 C(d)		4.1790	02/15/46	104,035
96,874	Morgan Stanley Capital I Trust Series 2011-C2 D(b),(d)		5.3850	06/15/44	91,485
545,000	Morgan Stanley Capital I Trust Series 2011-C2 E(b),(d)		5.3850	06/15/44	459,138
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(b),(d)		5.3360	03/15/45	584,654
898,279	Morgan Stanley Capital I Trust Series 2011-C3 E(b),(d)		5.1080	07/15/49	874,383
1,787,950	Morgan Stanley Capital I Trust Series 2011-C3 F(b),(d)		5.1080	07/15/49	1,619,554
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(b),(c)	PRIME + 2.200%	7.5500	06/15/35	690,012
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(d)		5.2140	02/27/51	2,464,712
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(d),(e)		0.2830	10/10/36	2,832
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(b),(d)		3.8440	03/10/46	1,762,421
393,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(d)		3.8440	03/10/46	327,959

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	NON AGENCY CMBS — 24.9% (Continued)
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(b),(d)		6.7760	01/10/45	$3,682,401
439,186	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(b),(d)		5.3100	01/15/41	433,830
3,254,870	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(b),(d)		5.1310	10/15/44	1,089,633
50,443	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(d)		5.1440	06/15/44	46,614
2,834,000	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(d)		5.1440	06/15/44	2,489,179
225,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(b),(d)		4.1960	03/15/45	186,650
1,705,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(d)		4.4770	12/15/45	1,323,726
7,629,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(d)		3.8410	06/15/46	6,662,487
10,049,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.9640	06/15/46	7,724,249
3,400,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(d)		3.9640	06/15/46	1,580,972
102,827	WF-RBS Commercial Mortgage Trust Series 2011-C2 E(b),(d)		5.0000	02/15/44	96,627
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(b),(c)		0.0000	05/15/25	3,206,364
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(b),(c)	SOFRRATE + 3.120%	8.4440	01/06/26	2,968,975
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(b)		15.0000	12/15/24	716,688
					211,242,680
	OTHER ABS — 0.1%
80,890	AFC Trust Series 2000-4 1A(b),(c)	TSFR1M + 0.884%	6.2300	01/25/31	78,396
668,943	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(b),(c)	TSFR1M + 4.614%	2.9760	03/25/33	505,647
50,880	Oakwood Mortgage Investors, Inc. Series 1996-B B1(b),(d)		8.4500	10/15/26	50,553
286,908	Oakwood Mortgage Investors, Inc. Series C B1(b)		7.9600	04/15/27	285,136
					919,732
	RESIDENTIAL MORTGAGE — 10.4%
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	8.2200	05/25/34	862,113
211,727	Ameriquest Mortgage Securities Inc Asset Back Ser Series R1 M1(c)	TSFR1M + 0.909%	6.2550	02/25/34	208,693
115,944	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	(TSFR1M + 0.114%) + 1.800%	7.2600	07/25/32	116,116
391,430	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	6.3600	12/25/33	374,014
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	7.7100	04/25/36	1,840,817
2,624,633	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(c)	TSFR1M + 2.739%	8.0850	07/25/36	2,606,039
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	9.2100	07/25/36	2,934,550
26,912	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	26,624
346,464	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(c)	12MTA + 0.980%	1.3910	10/25/36	88,281
426,680	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		3.4070	10/25/36	164,299

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	RESIDENTIAL MORTGAGE — 10.4% (Continued)
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	8.6100	11/25/39	$290,664
473,216	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	8.6100	12/25/42	528,085
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	8.6100	12/25/42	978,876
54,535	Bear Stearns Asset Backed Securities Trust Series SD1 1M5(c)	TSFR1M + 2.319%	7.6650	08/25/43	57,944
28,680	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(g)		0.0000	09/25/46	20,513
144,400	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	130,155
46,507	Chase Funding Trust Series Series 2003-6 1A7(f)		4.8670	11/25/34	45,028
101,719	Chase Funding Trust Series Series 2003-6 2M1(c)	TSFR1M + 0.864%	6.2100	11/25/34	119,674
37	Citicorp Residential Mortgage Trust Series 2007-2 A6(f)		4.5510	06/25/37	37
226,806	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	8.0850	11/25/34	807,862
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	9.8100	08/25/33	221,159
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	8.0850	10/25/33	449,317
662,152	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(f)		3.9680	01/25/37	531,573
822,135	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(c)	TSFR1M + 0.614%	5.9370	05/25/37	684,449
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(a),(b),(d)		3.5220	02/03/29	2,214
172,523	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	(TSFR1M + 0.114%) + 3.000%	4.4010	05/25/32	165,130
223,330	Credit-Based Asset Servicing and Securitization, Series CB4 M1(c)	(TSFR1M + 0.114%) + 1.125%	6.5850	02/25/33	223,852
1,000,000	Credit-Based Asset Servicing and Securitization, Series RP1 B3(b),(f)		5.9000	04/25/36	1,058,773
272,374	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(f)		3.0380	12/25/36	219,310
718,305	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(b),(c)	TSFR1M + 0.574%	5.9200	02/25/37	535,042
265,126	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(b),(f)		4.5070	12/25/37	315,495
1,393,779	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(b),(c)	TSFR1M + 3.114%	8.4600	05/25/50	1,393,655
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	9.4600	02/25/32	579,683
331,918	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(d)		5.5680	01/25/35	210,278
6,448	CWABS Asset-Backed Certificates Trust Series 2005-16 2AF3(d)		4.4610	05/25/36	6,397
470,833	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(f)		6.5470	05/25/36	368,027
234,099	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(d)		6.2820	08/25/32	225,612
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	6.4050	11/25/34	178,955
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	6.4800	11/25/34	157,130
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	(TSFR1M + 0.114%) + 1.800%	7.2600	04/25/32	240,066
12,432	First Franklin Mortgage Loan Trust Series 2003-FFB X(d)		0.0000	02/25/33	12,453

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	RESIDENTIAL MORTGAGE — 10.4% (Continued)
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	6.9600	03/25/34	$146,403
990,728	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	7.0650	10/25/34	858,736
82,831	First Franklin Mortgage Loan Trust Series 2004-FFA X(b)		0.0000	04/25/38	82,170
1,609,368	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	7.1850	10/25/33	1,713,044
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	8.4600	05/25/34	27,300
14,007	Fremont Home Loan Trust Series 2005-A M3(c)	TSFR1M + 0.849%	6.1950	01/25/35	13,601
83,881	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	6.2850	05/25/34	76,301
1,378,896	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	7.8600	06/25/34	1,112,457
4,444,817	GSAMP Trust Series 2006-S6 A1C(c), (j)	TSFR1M + 0.314%	0.0050	10/25/36	13,023
12,897,734	GSAMP Trust Series 2006-S6 A3(c), (j)	TSFR1M + 0.574%	0.0060	10/25/36	43,091
32,952,075	GSAMP Trust Series 2006-S6 A2(f), (j)		0.0190	10/25/36	113,790
3,012,296	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	6.2100	10/25/35	3,194,348
483,780	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	5.7800	03/25/37	392,106
638,970	Lehman XS Trust Series 2007-6 3A2(f)		4.2720	05/25/37	626,127
1,082,993	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	9.2100	05/25/32	1,097,839
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	8.8350	06/25/33	452,484
25,321,913	Long Beach Mortgage Loan Trust Series 2006-A A1(c)	TSFR1M + 0.294%	0.0340	05/25/36	505,755
16,388,186	Long Beach Mortgage Loan Trust Series 2006-A A3(c)	TSFR1M + 0.514%	0.0400	05/25/36	331,943
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	6.4350	06/25/45	4,534,119
1,718,148	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	9.7350	02/25/34	1,215,870
1,048,561	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	6.1650	02/25/35	1,026,935
1,690,536	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	5.7100	05/25/37	1,390,411
5,306,468	Ownit Mortgage Loan Trust Series Series 2005-4 M1(c)	TSFR1M + 0.939%	6.2850	08/25/36	4,634,550
371,158	Quest Trust Series 2003-X3 M3(b),(c)	(TSFR1M+0.114%) + 4.875%	10.3350	02/25/34	470,595
3,080,000	RAAC Series Trust Series 2005-RP2 M6(b),(c)	SOFRRATE + 3.115%	7.4600	06/25/35	3,109,330
8,103,518	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	6,052,942
1,873,048	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	7.8600	11/25/36	1,942,251
1,617,206	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	6.2850	09/25/45	1,096,329
7,362,414	RAAC Series Trust Series 2006-RP1 M3(b),(c)	TSFR1M + 1.964%	7.3100	10/25/45	7,315,704
2,759,324	RAAC Series Trust Series 2006-RP1 M4(b),(c)	TSFR1M + 1.989%	7.3350	10/25/45	2,713,388
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	6.9600	01/25/46	3,942,564
4,638,000	RAAC Series Trust Series 2006-RP4 M3(c)	TSFR1M + 2.114%	7.4600	01/25/46	4,558,106
467,407	RAMP Series Trust Series 2004-SL3 A4		3.9890	12/25/31	219,626

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.1% (Continued)
	RESIDENTIAL MORTGAGE — 10.4% (Continued)
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	5.3590	08/25/33	$612,678
370,980	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	5.5340	11/25/33	360,510
169,218	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	6.0000	11/25/36	135,493
521,984	RFSC Series Trust Series 2002-RP2 A1(b),(c)	TSFR1M + 1.614%	6.9600	10/25/32	513,640
492,799	RFSC Trust Series 2002-RP1 A1(b),(c)	TSFR1M + 0.974%	6.3200	03/25/33	461,908
47,627	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	6.2850	07/25/35	48,769
742,181	Sail Net Interest Margin Notes Series BC1A B(b),(g)		0.0000	01/27/33	585,608
576,011	Sail Net Interest Margin Notes Series 2003-6A A(a),(b)		7.0000	07/27/33	1,710,100
3,180,517	SASCO ARC NIM Series 2003-5(b)		6.0000	06/27/33	3,162,405
3,156,043	SHARPS OTC Series 2002-AQ1N		0.0000	04/25/31	1,875,000
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	6.4800	07/25/34	20,927
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	8.3850	07/25/34	107,617
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	10.3350	07/25/34	684,624
308,541	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	8.2350	10/25/33	326,153
18,696	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(c)	TSFR1M + 1.614%	6.9280	02/25/35	19,135
157,113	Structured Asset Securities Corp Mortgage Loan Series WF2 B2(b),(c)	TSFR1M + 3.864%	9.2100	05/25/35	156,737
3,486,294	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.6690	10/25/36	2,566,235
					88,349,731
	WHOLE BUSINESS — 0.0%(h)
2,000,000	LOANME Trust SBL Series 2019-1 C(b),(f)		15.0000	08/15/30	100,000

	TOTAL ASSET BACKED SECURITIES (Cost $676,798,921)				644,351,774

	CORPORATE BONDS — 18.1%
	BANKING — 0.4%
3,410,000	Southern Financial		10.6000	09/07/30	3,275,946

	INSURANCE — 14.8%
572,271	Ambac Assurance Corporation		0.0000	06/07/60	828,817
74,117,013	Ambac Assurance Corporation(b)		0.0000	06/07/69	107,343,272
10,652,561	MBIA Global Funding, LLC(b),(g), (j)		0.0000	12/15/31	4,154,499
42,493,421	MBIA Global Funding, LLC(g), (j)		0.0000	12/15/33	12,960,493

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.1% (Continued)
	INSURANCE — 14.8% (Continued)
					$125,287,081
	SPECIALTY FINANCE — 1.1%
1,876,072	OWS Cre Funding I, LLC Series MARG A(b),(c)	SOFRRATE + 5.014%	10.3310	09/15/24	1,877,077
2,000,000	PDOF MSN Issuer, LLC(b),(c)	SOFRRATE + 4.500%	9.8400	03/01/25	1,970,711
994,302	US Capital Funding II Ltd.(b),(c), (j)	TSFR3M + 1.912%	7.2380	08/01/34	833,299
4,000,000	X-Caliber Funding, LLC(b)		5.0000	09/24/24	3,854,848
1,275,000	X-Caliber Funding, LLC(b)		11.0000	09/24/24	1,252,657
					9,788,592
	SYNTHETIC FIBERS AND CHEMICALS — 1.8%
11,646,694	MSP Deer Finance Syndicated Loan		17.0000	04/09/25	11,646,694
3,721,880	WATTS GUERRA 005-A Deer Finance Syndicate Loan		15.5000	10/30/25	3,721,880
					15,368,574
	TOTAL CORPORATE BONDS (Cost $155,177,175)				153,720,193

Shares
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
40,958,348	First American Treasury Obligations Fund, Class X, 5.21% (Cost $40,958,348)(i)	40,958,348

	TOTAL INVESTMENTS - 99.5% (Cost $877,057,668)	$842,882,662
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	4,298,086
	NET ASSETS - 100.0%	$847,180,748

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by Country United States

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR6M	6 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $380,143,762 or 44.9% of net assets.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2024.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Interest only securities.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2024.

(g)	Zero coupon bond.

(h)	Percentage rounds to less than 0.1%.

(i)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(j)	Illiquid security. As of June 30, 2024 the total market value of illiquid securities is $20,399,624 or 2.4% of net assets.

See accompanying notes which are an integral part of these financial statements.

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 6.7%
179	General Dynamics Corporation	$51,935
88	Lockheed Martin Corporation	41,105
126	Northrop Grumman Corporation	54,930
501	Raytheon Technologies Corporation	50,295
		198,265
	CHEMICALS - 10.2%
171	Air Products and Chemicals, Inc.	44,127
947	Dow, Inc.	50,238
684	DuPont de Nemours, Inc.	55,054
228	Ecolab, Inc.	54,264
119	New Linde plc	52,218
157	Sherwin-Williams Company (The)	46,854
		302,755
	COMMERCIAL SUPPORT SERVICES - 5.3%
274	Republic Services, Inc.	53,249
291	Waste Connections, Inc.	51,030
254	Waste Management, Inc.	54,188
		158,467
	DATA CENTER REIT - 3.2%
326	Digital Realty Trust, Inc.	49,567
61	Equinix, Inc.	46,153
		95,720
	DIVERSIFIED INDUSTRIALS - 4.6%
416	Emerson Electric Company	45,827
213	Honeywell International, Inc.	45,484
602	Pentair PLC	46,155
		137,466
	ELECTRIC UTILITIES - 9.9%
510	American Electric Power Company, Inc.	44,747
1,245	Brookfield Infrastructure Partners, L.P.	34,163
447	Duke Energy Corporation	44,803
1,012	Fortis, Inc.	39,306
592	NextEra Energy, Inc.	41,920
561	SEMPRA	42,670

See accompanying notes which are an integral part of these financial statements.

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 9.9% (Continued)
592	Southern Company (The)	$45,921
		293,530
	GAS & WATER UTILITIES - 1.2%
288	American Water Works Company, Inc.	37,198

	HEALTH CARE REIT - 1.7%
498	Welltower, Inc.	51,916

	INDUSTRIAL REIT - 2.5%
303	Prologis, Inc.	34,030
1,133	STAG Industrial, Inc.	40,856
		74,886
	INFRASTRUCTURE REIT - 1.8%
162	American Tower Corporation	31,490
227	Crown Castle, Inc.	22,178
		53,668
	MACHINERY - 2.9%
148	Caterpillar, Inc.	49,299
102	Deere & Company	38,110
		87,409
	METALS & MINING - 1.9%
1,166	Freeport-McMoRan, Inc.	56,668

	OFFICE REIT - 1.4%
348	Alexandria Real Estate Equities, Inc.	40,706

	OIL & GAS PRODUCERS - 29.5%
338	Cheniere Energy, Inc.	59,093
237	Chevron Corporation	37,072
437	ConocoPhillips	49,984
1,064	Enbridge, Inc.	37,868
3,084	Energy Transfer, L.P.	50,022
1,499	Enterprise Products Partners, L.P.	43,441
331	EOG Resources, Inc.	41,663

See accompanying notes which are an integral part of these financial statements.

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 29.5% (Continued)
393	Exxon Mobil Corporation	$45,242
2,594	Kinder Morgan, Inc.	51,543
1,145	MPLX, L.P.	48,765
789	Occidental Petroleum Corporation	49,731
743	ONEOK, Inc.	60,592
1,281	Pembina Pipeline Corporation	47,499
339	Phillips 66	47,857
2,513	Plains GP Holdings, L.P., Class A	47,295
478	Targa Resources Corporation	61,557
849	TC Energy Corporation	32,177
1,586	Williams Companies, Inc. (The)	67,404
		878,805
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
586	Schlumberger Ltd	27,647

	RENEWABLE ENERGY - 1.3%
1,803	Atlantica Sustainable Infrastructure plc	39,576

	SELF-STORAGE REIT - 1.2%
128	Public Storage	36,819

	STEEL - 4.5%
274	Nucor Corporation	43,314
151	Reliance, Inc.	43,126
358	Steel Dynamics, Inc.	46,361
		132,801
	TIMBER REIT - 1.2%
1,217	Weyerhaeuser Company	34,551

	TRANSPORTATION & LOGISTICS - 7.8%
355	Canadian National Railway Company	41,936
564	Canadian Pacific Kansas City Ltd.	44,403
1,162	CSX Corporation	38,869
146	Norfolk Southern Corporation	31,345

See accompanying notes which are an integral part of these financial statements.

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 7.8% (Continued)
192	Union Pacific Corporation	$43,442
222	United Parcel Service, Inc., B	30,381
		230,376

	TOTAL COMMON STOCKS (Cost $2,710,485)	2,969,229

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
29,083	First American Treasury Obligations Fund, Class X, 5.21% (Cost $29,083)(a)	29,083

	TOTAL INVESTMENTS - 100.7% (Cost $2,739,568)	$2,998,312
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(21,676)
	NET ASSETS - 100.0%	$2,976,636

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

50

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2024

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$27,045,234	$88,445,109	$52,157,406	$243,013
Investments in Affiliated securities, at cost	—	—	—	9,522,779
Total Securities at Cost	$27,045,234	$88,445,109	$52,157,406	$9,765,792

Investments in Unaffiliated securities, at value	$32,030,793	$88,392,763	$71,352,453	$243,013
Investments in Affiliated securities, at value	—	—	—	10,358,219
Total Securities at Value	$32,030,793	$88,392,763	$71,352,453	$10,601,232
Deposits with Brokers for futures and options	1,177,822	9,575,689	—	1,525,621
Receivable for securities sold	—	—	2,395,149	—
Receivable for Fund shares sold	5,487	5,482	64,618	25
Dividends and interest receivable	12,562	167,129	22,371	5,304
Due from Advisor	—	—	—	8,405
Prepaid expenses and other assets	29,896	41,005	29,908	18,334
Total Assets	33,256,560	98,182,068	73,864,499	12,158,921

LIABILITIES:
Options written (premiums received $275,966, $193,538, $0, $0)	169,135	133,838	—	—
Payable for securities purchased	—	—	2,142,654	4,246
Management fees payable	20,320	129,834	43,686	—
Futures unrealized depreciation	—	—	—	54,180
Payable for Fund shares redeemed	7,732	241,961	43,685	1,300
Payable to related parties	5,840	10,137	7,492	5,062
Shareholder services fees payable	4,036	18,451	6,829	1,186
Accrued 12b-1 fees	2,040	9,644	19,824	3,880
Trustee fees payable	4,111	4,220	3,086	4,171
Accrued expenses and other liabilities	41,234	43,655	34,750	32,033
Total Liabilities	254,448	591,740	2,302,006	106,058

Net Assets	$33,002,112	$97,590,328	$71,562,493	$12,052,863

NET ASSETS CONSIST OF:
Paid in capital	$31,978,017	$96,648,415	$64,152,031	$11,575,510
Accumulated earnings	1,024,095	941,913	7,410,462	477,353
Net Assets	$33,002,112	$97,590,328	$71,562,493	$12,052,863

Institutional Shares
Net Assets	$23,086,715	$87,828,394	$51,844,408	$1,450,090
Shares of beneficial interest outstanding (a)	2,579,774	5,090,035	880,111	150,709
Net asset value, offering price and redemption price per share (c)	$8.95	$17.25	$58.91	$9.62

Class A Shares
Net Assets	$8,731,704	$6,208,279	$15,319,245	$10,505,618
Shares of beneficial interest outstanding (a)	980,420	359,735	429,403	1,085,869
Net asset value and redemption price per share	$8.91	$17.26	$35.68	$9.67
Maximum offering price per share (b)	$9.35	$18.12	$37.46	$10.15

Class C Shares
Net Assets	$1,183,693	$3,553,655	$4,398,840	97,155
Shares of beneficial interest outstanding (a)	135,303	214,764	150,893	10,123
Net asset value, offering price and redemption price per share (c)	$8.75	$16.55	$29.15	$9.60

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2024

	Rational/	Rational/Pier 88	Rational	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations	Real Assets
	Asset Allocation Fund	Fund	Income Fund	Fund
	(Consolidated)
ASSETS:
Securities at Cost	$74,328,628	$133,207,729	$877,057,668	$2,739,568
Securities at Value	$74,324,697	$138,638,834	$842,882,662	$2,998,312
Cash	—	—	665	1,048
Deposits with Brokers for futures	5,551,283	—	—	—
Futures unrealized appreciation	2,778,112	—	—	—
Foreign cash deposits with brokers for futures (Cost $5,955,436, $0, $0, $0)	5,961,175	—	—	—
Receivable for securities sold	—	699,996	96,445	—
Dividends and interest receivable	115,621	231,129	3,837,575	2,755
Receivable for Fund shares sold	27,110	—	1,817,207	—
Due from Advisor	—	—	—	8,165
Prepaid expenses and other assets	28,006	42,133	95,853	6,681
Total Assets	88,786,004	139,612,092	848,730,407	3,016,961

LIABILITIES:
Payable for securities purchased	—	701,153	—	—
Futures unrealized depreciation	1,221,056	—	—	—
Management fees payable	109,628	77,129	1,002,178	—
Payable for Fund shares redeemed	1,600,402	275,077	158,266	4,040
Payable to related parties	9,030	11,997	101,520	772
Accrued 12b-1 fees	7,075	1,734	123,656	91
Shareholder services fees payable	14,208	10,509	90,256	399
Trustee fees payable	4,384	4,158	3,055	4,116
Accrued expenses and other liabilities	53,903	33,994	70,728	30,907
Total Liabilities	3,019,686	1,115,751	1,549,659	40,325

Net Assets	$85,766,318	$138,496,341	$847,180,748	$2,976,636

NET ASSETS CONSIST OF:
Paid in capital	$80,306,742	$143,050,152	$911,698,205	$2,865,291
Accumulated earnings (deficits)	5,459,576	(4,553,811)	(64,517,457)	111,345
Net Assets	$85,766,318	$138,496,341	$847,180,748	$2,976,636

Institutional Shares
Net Assets	$80,153,745	$136,748,720	$749,148,995	$2,693,474
Shares of beneficial interest outstanding (a)	3,660,387	12,772,902	41,439,107	251,375
Net asset value, offering price and redemption price per share	$21.90	$10.71	$18.08	$10.71

Class A Shares
Net Assets	$2,135,705	$1,478,214	$63,700,908	$273,397
Shares of beneficial interest outstanding (a)	98,716	138,375	3,528,285	25,568
Net asset value and redemption price per share	$21.63	$10.68	$18.05	$10.69
Maximum offering price per share (b)	$22.95	$11.21	$18.95	$11.34

Class C Shares
Net Assets	$3,476,868	$269,407	$34,330,845	$9,765
Shares of beneficial interest outstanding (a)	167,850	25,375	1,907,283	926
Net asset value, offering price and redemption price per share (c)	$20.71	$10.62	$18.00	$10.55

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund except Resolve Adaptive Asset Allocation Fund and Real Asset Fund whose maximum front-end sales charge (load) is 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2024

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$161,943	$—	$214,955	$—
Interest income	24,014	2,695,294	19,790	14,184
Dividend income - affiliated companies (Note 3)	—	—	—	118,385
Foreign tax withheld	(203)	—	(2,538)	—
Total Investment Income	185,754	2,695,294	232,207	132,569

Operating Expenses:
Investment management fees	124,589	992,746	257,875	5,537
12b-1 Fees - Class A Shares	10,799	8,301	18,932	12,127
12b-1 Fees - Class C Shares	6,028	21,125	20,350	184
Shareholder Services Fees - Institutional Shares	13,226	58,377	20,844	13
Shareholder Services Fees - Class A Shares	4,627	4,086	7,198	5,098
Shareholder Services Fees - Class C Shares	380	1,478	939	—
Financial Administration fees/Fund Accounting fees	22,595	42,623	27,802	19,532
Registration fees	25,697	28,466	26,971	12,410
Legal Administration/Management Service Fees	6,052	20,661	12,529	2,018
Legal fees	13,732	13,716	13,775	13,708
Audit fees	7,849	7,853	7,327	7,837
Compliance officer fees	6,650	7,744	7,040	3,332
Printing expense	3,744	7,556	3,712	845
Trustees’ fees	8,473	8,473	8,955	8,473
Custody fees	4,936	2,512	2,687	2,036
Insurance expense	1,353	4,603	1,485	231
Interest expense	24,683	3,509	665	977
Miscellaneous expenses	1,250	1,247	1,371	1,247
Total Operating Expenses	286,663	1,235,076	440,457	95,605

Less: Expenses waived/reimbursed by Advisor	—	(75,195)	—	(57,363)
Plus: Waived Fees Recaptured by Advisor	—	—	9,477	—
Net Operating Expenses	286,663	1,159,881	449,934	38,242

Net Investment Income (Loss)	(100,909)	1,535,413	(217,727)	94,327

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	4,835,451	—	6,142,213	—
Affiliated companies	—	—	—	86,754
Options purchased	(2,355,351)	(3,783,122)	—	—
Options written	671,943	4,583,045	—	—
Futures	(493,194)	(2)	—	1,329,555
Net Realized Gain on Investments	2,658,849	799,921	6,142,213	1,416,309

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	376,544	(45,844)	2,586,085	426
Affiliated companies	—	—	—	701,368
Options purchased	(47,353)	12,537	—	—
Options written	70,943	(4,140)	—	—
Futures	42,122	—	—	(125,580)
Net Change in Unrealized Appreciation (Depreciation) on Investments	442,256	(37,447)	2,586,085	576,214

Net Realized and Unrealized Gain on Investments	3,101,105	762,474	8,728,298	1,992,523

Net Increase in Net Assets Resulting From Operations	$3,000,196	$2,297,887	$8,510,571	$2,086,850

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2024

	Rational/	Rational/ Pier 88	Rational	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations	Real Assets
	Asset Allocation Fund	Fund	Income Fund	Fund
Investment Income:	(Consolidated)
Dividend income	$—	$781,629	$137,090	$48,841
Interest income	2,221,002	1,165,183	27,363,924	745
Foreign tax withheld	—	—	—	(877)
Total Investment Income	2,221,002	1,946,812	27,501,014	48,709

Operating Expenses:
Investment management fees	800,493	582,504	5,979,602	15,879
12b-1 Fees - Class A Shares	2,646	1,925	76,076	383
12b-1 Fees - Class C Shares	16,058	1,507	171,052	48
Shareholder Services Fees - Institutional Shares	54,787	53,077	384,575	548
Shareholder Services Fees - Class A Shares	1,467	970	36,688	140
Shareholder Services Fees - Class C Shares	217	58	9,744	5
Financial Administrative fees /Fund Accounting fees	39,837	49,993	387,056	10,850
Legal Administration/Management Service Fees	16,665	24,969	145,258	569
Registration fees	23,140	26,955	43,149	4,829
Printing expenses	8,263	4,711	44,915	4,801
Legal fees	27,841	15,578	14,686	15,837
Audit fees	8,475	8,232	28,694	8,147
Compliance officer fees	7,360	7,919	16,155	6,223
Custody fees	3,887	3,855	34,926	2,071
Trustees’ fees	8,473	8,473	8,948	8,473
Insurance Expense	3,472	3,615	22,361	94
Interest expense	533	533	533	705
Miscellaneous expense	1,264	1,247	1,880	1,256
Total Operating Expenses	1,024,878	796,121	7,406,298	80,858

Less: Expenses waived/reimbursed by Advisor	(104,941)	(113,671)	(180,399)	(60,128)
Net Operating Expenses	919,937	682,450	7,225,899	20,730

Net Investment Income	1,301,065	1,264,362	20,275,115	27,979

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	—	1,408,863	(1,124,817)	80,354
Futures	6,669,880	—	—	—
Foreign currency translations	(215,546)	—	(7,837)	—
Net Realized Gain (Loss) on Investments	6,454,334	1,408,863	(1,132,654)	80,354

Net Change in Unrealized Appreciation/(Depreciation) on Investments
Investments	(9,777)	1,273,824	20,892,090	41,478
Futures	1,981,310	—	—	—
Foreign currency translations	(166,099)	—	(12)	—
Net Change in Unrealized Appreciation on Investments	1,805,434	1,273,824	20,892,078	41,478

Net Realized and Unrealized Gain on Investments	8,259,768	2,682,687	19,759,424	121,832

Net Increase in Net Assets Resulting From Operations	$9,560,833	$3,947,049	$40,034,539	$149,811

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(100,909)	$(41,112)	$1,535,413	$2,341,567	$(217,727)	$(217,488)
Net realized gain on investments, futures and options	2,658,849	278,630	799,921	4,782,823	6,142,213	473,826
Net change in unrealized appreciation (depreciation) on investments, options and futures	442,256	103,262	(37,447)	807,702	2,586,085	17,738,399
Net increase in net assets resulting from operations	3,000,196	340,780	2,297,887	7,932,092	8,510,571	17,994,737

Distributions to Shareholders from:
From return of capital:
Institutional Class	—	(48,850)	—	—	—	—
Class A	—	(6,335)	—	—	—	—
Class C	—	—	—	—	—	—
Total Distributions:
Institutional	—	(37,091)	—	(6,533,525)	—	—
Class A	—	(3,223)	—	(372,568)	—	—
Class C	—	—	—	(249,601)	—	—

Total distributions to shareholders	—	(95,499)	—	(7,155,694)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	3,217,711	3,175,525	5,902,382	22,949,885	6,192,179	13,166,930
Class A	34,686	67,974	901,137	4,162,468	511,312	1,134,332
Class C	5,150	31,857	58,590	94,000	549,262	422,772
Reinvestment of distributions
Institutional	—	67,847	—	5,908,968	—	—
Class A	—	8,738	—	360,835	—	—
Class C	—	—	—	235,629	—	—
Cost of shares redeemed
Institutional	(8,011,788)	(33,418,089)	(39,322,226)	(110,270,622)	(5,256,519)	(9,321,743)
Class A	(666,137)	(1,370,674)	(2,148,674)	(6,050,188)	(1,534,768)	(2,965,320)
Class C	(145,243)	(429,269)	(1,881,113)	(2,847,733)	(252,754)	(751,108)
Net increase (decrease) in net assets from share transactions of beneficial interest	(5,565,621)	(31,866,091)	(36,489,904)	(85,456,758)	208,712	1,685,863

Total Increase/(Decrease) in Net Assets	(2,565,425)	(31,620,810)	(34,192,017)	(84,680,360)	8,719,283	19,680,600

Net Assets:
Beginning of year	35,567,537	67,188,347	131,782,345	216,462,705	62,843,210	43,162,610
End of year/period	$33,002,112	$35,567,537	$97,590,328	$131,782,345	$71,562,493	$62,843,210

Share Activity:
Institutional Class
Shares Sold	376,325	406,114	346,672	1,331,011	110,505	290,990
Shares Reinvested	—	8,844	—	350,265	—	—
Shares Redeemed	(939,795)	(4,278,438)	(2,304,452)	(6,388,079)	(92,428)	(214,724)
Net increase (decrease) in shares of Beneficial interest	(563,470)	(3,863,480)	(1,957,780)	(4,706,803)	18,077	76,266

Class A
Shares Sold	4,041	8,824	52,912	242,907	14,914	40,623
Shares Reinvested	—	1,138	—	21,351	—	—
Shares Redeemed	(78,137)	(176,790)	(126,012)	(352,603)	(44,529)	(108,109)
Net decrease in shares of Beneficial interest	(74,096)	(166,828)	(73,100)	(88,345)	(29,615)	(67,486)

Class C
Shares Sold	614	4,104	3,582	5,632	19,619	18,790
Shares Reinvested	—	—	—	14,482	—	—
Shares Redeemed	(17,341)	(56,144)	(114,784)	(170,925)	(8,931)	(34,381)
Net increase (decrease) in shares of Beneficial interest	(16,727)	(52,040)	(111,202)	(150,811)	10,688	(15,591)

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Rational/ReSolve Adaptive
	Rational Strategic Allocation Fund		Asset Allocation Fund
			(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Operations:	(Unaudited)		(Unaudited)
Net investment income	$94,327	$311,172	$1,301,065	$2,855,671
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	1,416,309	622,554	6,454,334	(2,318,375)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	576,214	810,369	1,805,434	(888,920)
Net increase (decrease) in net assets resulting from operations	2,086,850	1,744,095	9,560,833	(351,624)

Distributions to Shareholders:
Total Distributions Paid:
Institutional	(11,212)	(64,156)	—	(9,417,275)
Class A	(68,759)	(380,060)	—	(200,067)
Class C	(282)	(40)	—	(216,476)

Total distributions to shareholders	(80,253)	(444,256)	—	(9,833,818)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	1,000	38,188	12,477,211	32,809,538
Class A	416,261	2,179,185	29,786	287,491
Class C	90,000	—	299,444	1,416,305
Reinvestment of distributions
Institutional	61	234	—	7,275,032
Class A	62,216	358,316	—	181,289
Class C	279	—	—	216,348
Cost of shares redeemed
Institutional	—	(35,248)	(30,917,496)	(103,766,477)
Class A	(514,597)	(925,572)	(223,113)	(1,791,371)
Class C	—	—	(159,568)	(696,133)
Net increase (decrease) in net assets from share transactions of beneficial interest	55,220	1,615,103	(18,493,736)	(64,067,978)

Total Increase (Decrease) in Net Assets	2,061,817	2,914,942	(8,932,903)	(74,253,420)

Net Assets:
Beginning of year	9,991,046	7,076,104	94,699,221	168,952,641
End of year/period	$12,052,863	$9,991,046	$85,766,318	$94,699,221

Share Activity:
Institutional Class
Shares Sold	118	4,961	603,116	1,495,398
Shares Reinvested	6	32	—	364,663
Shares Redeemed	—	(4,557)	(1,476,715)	(4,757,460)
Net increase (decrease) in shares of Beneficial interest	124	436	(873,599)	(2,897,399)

Class A
Shares Sold	46,676	285,345	1,445	13,364
Shares Reinvested	6,472	48,398	—	9,184
Shares Redeemed	(57,737)	(122,648)	(10,888)	(82,170)
Net increase (decrease) in shares of Beneficial interest	(4,589)	211,095	(9,443)	(59,622)

Class C
Shares Sold	9,983	—	15,129	71,521
Shares Reinvested	29	—	—	11,404
Shares Redeemed	—	—	(8,310)	(32,993)
Net increase in shares of Beneficial interest	10,012	—	6,819	49,932

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational Real Assets Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$1,264,362	$2,518,414	$20,275,115	$46,145,002	$27,979	$30,125
Net realized gain (loss) on investments and foreign currency translations	1,408,863	(4,930,731)	(1,132,654)	(1,948,469)	80,354	(132,975)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,273,824	5,512,349	20,892,078	(10,567,319)	41,478	315,797
Net increase in net assets resulting from operations	3,947,049	3,100,032	40,034,539	33,629,214	149,811	212,947

Distributions to Shareholders:
From return of capital:
Institutional Class	—	—	—	(2,023,963)	—	—
Class A	—	—	—	(189,054)	—	—
Class C	—	—	—	(99,543)	—	—
Total Distributions:
Institutional	(1,681,821)	(2,727,583)	(22,167,795)	(51,947,036)	(10,786)	(29,340)
Class A	(17,382)	(33,268)	(1,840,242)	(4,610,357)	(910)	(4,461)
Class C	(2,087)	(4,028)	(908,486)	(2,207,665)	(16)	(87)

Total distributions to shareholders	(1,701,290)	(2,764,879)	(24,916,523)	(61,077,618)	(11,712)	(33,888)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	4,653,651	51,416,853	170,830,741	320,990,029	29,720	292,470
Class A	124,782	180,921	12,525,383	20,969,464	—	4,713
Class C	65,000	49,358	2,848,963	7,224,614	—	—
Reinvestment of distributions
Institutional	528,124	866,468	19,444,577	46,897,705	4,676	16,694
Class A	17,382	33,268	1,656,468	4,324,353	895	4,428
Class C	2,087	4,028	767,642	1,900,968	16	23
Cost of shares redeemed
Institutional	(5,849,196)	(25,292,003)	(135,874,386)	(328,271,645)	(330,776)	(495,014)
Class A	(343,980)	(428,126)	(14,089,430)	(30,894,328)	(72,161)	(479,685)
Class C	(122,427)	(33,700)	(4,623,819)	(7,733,843)	—	(24,174)
Capital Contribution
Institutional	—	1,493,367	—	—	—	—
Class A	—	23,878	—	—	—	—
Class C	—	4,059	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(924,577)	28,318,371	53,486,139	35,407,317	(367,630)	(680,545)

Total Increase/(Decrease) in Net Assets	1,321,182	28,653,524	68,604,155	7,958,913	(229,531)	(501,486)

Net Assets:
Beginning of year	137,175,159	108,521,635	778,576,593	770,617,680	3,206,167	3,707,653
End of year/period	$138,496,341	$137,175,159	$847,180,748	$778,576,593	$2,976,636	$3,206,167

Share Activity:
Institutional
Shares Sold	438,384	5,062,725	9,480,594	17,545,812	2,791	30,468
Shares Reinvested	49,366	84,264	1,080,920	2,589,906	438	1,750
Shares Redeemed	(551,623)	(2,506,411)	(7,552,807)	(18,023,184)	(31,222)	(51,890)
Net increase (decrease) in shares of Beneficial interest	(63,873)	2,640,578	3,008,707	2,112,534	(27,993)	(19,672)

Class A
Shares Sold	11,747	17,720	695,388	1,149,173	—	485
Shares Reinvested	1,628	3,237	92,233	238,965	84	464
Shares Redeemed	(32,476)	(41,661)	(784,264)	(1,691,208)	(6,771)	(50,368)
Net increase (decrease) in shares of Beneficial interest	(19,101)	(20,704)	3,357	(303,070)	(6,687)	(49,419)

Class C
Shares Sold	6,232	4,812	159,015	397,937	—	—
Shares Reinvested	197	392	42,860	105,477	2	2
Shares Redeemed	(11,664)	(3,349)	(258,124)	(425,810)	—	(2,523)
Net increase (decrease) in shares of Beneficial interest	(5,235)	1,855	(56,249)	77,604	2	(2,521)

See accompanying notes which are an intergral part of these consolidated financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,	December 31,
	2024		2023		2022	2021		2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$8.19		$7.97		$8.99	$7.96		$6.94	$6.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.02)		0.00		(F)	0.07		0.07	0.080.22
Net realized and unrealized gain (loss) on investments	0.78		0.23		(1.03)	1.07		1.03	0.51
Total from investment operations	0.76		0.23		(0.96)	1.14		1.11	0.73
LESS DISTRIBUTIONS:
From net investment income	—		(0.00	)(F)	(0.06)	(0.11)		(0.09)	(0.37)
From Return of Capital	—		(0.01)		—	—		—	—
Total distributions	—		(0.01)		(0.06)	(0.11)		(0.09)	(0.37)
Net asset value, end of year/period	$8.95		$8.19		$7.97	$8.99		$7.96	$6.94
Total return (B)	9.28	% (G)	2.95%		(10.68)%	14.37	% (E)	16.00%	11.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$23,087		$25,741		$55,862	$58,975		$46,451	$7,155
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	1.63	% (H)	1.45%		1.20%	1.15%		1.32%	1.75%
Expenses, net waiver and reimbursement (C)	1.63	% (H)	1.45%		1.20%	1.10%		1.01%	1.00%
Net investment income	(0.52	)% (H)	(0.01)%		0.80%	0.80%		1.10%	3.12%
Portfolio turnover rate	86	% (G)	580%		281%	239%		480%	394%

	Class A
	For the		For the		For the	For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,	December 31,
	2024		2023		2022	2021		2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$8.16		$7.96		$8.98	$7.95		$6.93	$6.57
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	(0.03)		(0.02)		0.04	0.05		0.04	0.20
Net realized and unrealized gain (loss) on investments	0.78		0.23		(1.01)	1.07		1.05	0.51
Total from investment operations	0.75		0.21		(0.97)	1.12		1.09	0.71
LESS DISTRIBUTIONS:
From net investment income	—		(0.00	)(F)	(0.05)	(0.09)		(0.07)	(0.35)
From Return of Capital	—		(0.01)		—	—		—	—
Total distributions	—		(0.01)		(0.05)	(0.09)		(0.07)	(0.35)
Net asset value, end of year/period	$8.91		$8.16		$7.96	$8.98		$7.95	$6.93
Total return (B)	9.19	% (G)	2.62%		(10.86)%	14.11%		15.74%	11.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,732		$8,604		$9,717	$11,858		$12,099	$11,462
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.87	% (H)	1.72%		1.46%	1.40%		1.69%	2.00%
Expenses, net waiver and reimbursement (D)	1.87	% (H)	1.72%		1.46%	1.35%		1.26%	1.25%
Net investment income	(0.74	)% (H)	(0.28)%		0.53%	0.55%		0.58%	2.90%
Portfolio turnover rate	86	% (G)	580%		281%	239%		480%	394%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.48	% (H)	1.30%	1.19%	1.15%	1.31%	1.75%
Expenses, net waiver and reimbursement	1.48	% (H)	1.30%	1.19%	1.10%	1.00%	1.00%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.72	% (H)	1.57%	1.45%	1.40%	1.68%	2.00%
Expenses, net waiver and reimbursement	1.72	% (H)	1.57%	1.45%	1.35%	1.25%	1.25%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Less than $.005

(G)	Not Annualized

(H)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$8.04		$7.89	$8.93	$7.90	$6.91	$6.55
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.07)	(0.01)	(0.01)	(0.01)	0.15
Net realized and unrealized gain (loss) on investments	0.77		0.22	(1.02)	1.07	1.04	0.51
Total from investment operations	0.71		0.15	(1.03)	1.06	1.03	0.66
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.01)	(0.03)	(0.04)	(0.30)
Total distributions	—		—	(0.01)	(0.03)	(0.04)	(0.30)
Net asset value, end of year/period	$8.75		$8.04	$7.89	$8.93	$7.90	$6.91
Total return (B)	8.83	% (E)	1.90%	(11.51)%	13.40%	14.88%	10.23	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,184		$1,223	$1,610	$1,771	$1,164	$1,252
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.58	% (F)	2.41%	2.15%	2.15%	2.39%	2.75%
Expenses, net waiver and reimbursement (D)	2.58	% (F)	2.41%	2.15%	2.06%	2.01%	2.00%
Net investment income (loss)	(1.44	)% (F)	(0.98)%	(0.15)%	(0.16)%	-0.18%	2.16%
Portfolio turnover rate	86	% (E)	580%	281%	239%	480%	394%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.43	% (F)	2.26%	2.14%	2.14%	2.38%	2.75%
Expenses, net waiver and reimbursement	2.43	% (F)	2.26%	2.14%	2.06%	2.00%	2.00%

(E)	Not Annualized.

(F)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022(A)	2021(A)	2020(A)	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$16.91		$17.00	$17.10	$17.07	$16.98	$16.20
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.23		0.25	(0.09)	(0.33)	(0.27)	(0.03)
Net realized and unrealized gain on investments	0.11		0.61	0.04	0.99	0.72	1.38
Total from investment operations	0.34		0.86	(0.05)	0.66	0.45	1.35
LESS DISTRIBUTIONS:
From net investment income	—		(0.25)	—	—	—	—
From net realized gains on investments	—		(0.70)	(0.05)	(0.63)	(0.36)	(0.57)
Total distributions	—		(0.95)	(0.05)	(0.63)	(0.36)	(0.57)
Net asset value, end of year/period	$17.25		$16.91	$17.00	$17.10	$17.07	$16.98
Total return (C)	2.01	% (F,H)	5.06%	(0.30)%	3.94%	2.65%	8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$87,828		$119,144	$199,786	$264,557	$199,987	$151,070
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.13	% (G)	2.08%	2.02%	2.04%	2.05%	2.15%
Expenses, net waiver and reimbursement (D)	2.00	% (G)	2.00%	1.99%	1.99%	1.99%	1.99%
Net investment income (loss)	2.76	% (G)	1.44%	(0.86)%	(1.98)%	(1.54)%	(0.15)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022(A)	2021(A)	2020(A)	2019(A)
	(Unaudited)
	$16.93		$17.02	$17.16	$17.16	$17.10	$16.35
Net asset value, beginning of year/period
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.21		0.22	(0.12)	(0.39)	(0.27)	(0.06)
Net realized and unrealized gain on investments	0.12		0.59	0.03	1.02	0.69	1.38
Total from investment operations	0.33		0.81	(0.09)	0.63	0.42	1.32
LESS DISTRIBUTIONS:
From net investment income	—		(0.20)	—	—	—	—
From net realized gains on investments	—		(0.70)	(0.05)	(0.63)	(0.36)	(0.57)
Total distributions	—		(0.90)	(0.05)	(0.63)	(0.36)	(0.57)
Net asset value, end of year/period	$17.26		$16.93	$17.02	$17.16	$17.16	$17.10
Total return (C)	1.95	% (F)	4.77%	(0.53)%	3.75%	2.45%	8.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,208		$7,328	$8,868	$18,494	$7,423	$15,097
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.39	% (G)	2.33%	2.29%	2.29%	2.33%	2.51%
Expenses, net waiver and reimbursement (E)	2.25	% (G)	2.25%	2.24%	2.24%	2.24%	2.24%
Net investment income (loss)	2.51	% (G)	1.27%	(1.28)%	(2.23)%	(1.64)%	(0.31)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.12	% (G)	2.07%	2.02%	2.04%	2.05%	2.51%
Expenses, net waiver and reimbursement	1.99	% (G)	1.99%	1.99%	1.99%	1.99%	2.24%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.38	% (G)	2.32%	2.29%	2.29%	2.33%	2.51%
Expenses, net waiver and reimbursement	2.24	% (G)	2.24%	2.24%	2.24%	2.24%	2.24%

(F)	Not Annualized

(G)	Annualized.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2024		2023	2022(A)		2021(A)	2020(A)	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$16.29		$16.38	$16.65		$16.80	$16.86	$16.29
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (B)	0.14		0.08	(0.19)		(0.51)	(0.42)	(0.21)
Net realized and unrealized gain (loss) on investments	0.12		0.57	(0.03	)(C)	0.99	0.72	1.35
Total from investment operations	0.26		0.65	(0.22)		0.48	0.30	1.14
LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	—		—	—	—
From net realized gains on investments	—		(0.70)	(0.05)		(0.63)	(0.36)	(0.57)
Total distributions	—		(0.74)	(0.05)		(0.63)	(0.36)	(0.57)
Net assets, end of year/period (in 000’s)	$16.55		$16.29	$16.38		$16.65	$16.80	$16.86
Total return (D)	1.60	% (F)	3.97%	(1.33)%		2.94%	1.77%	7.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,554		$5,311	$7,808		$9,444	$9,130	$6,453
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.09	% (G)	3.04%	2.99%		3.00%	3.04%	3.11%
Expenses, net waiver and reimbursement (E)	3.00	% (G)	3.00%	2.99%		2.99%	2.99%	2.99%
Net investment loss	1.77	% (G)	0.50%	(1.85)%		(2.98)%	(2.54)%	(1.18)%
Portfolio turnover rate	0	% (F)	0%	0%		0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.08	% (G)	3.03%	2.99%	3.00%	3.04%	3.11%
Expenses, net waiver and reimbursement	2.99	% (G)	2.99%	2.99%	2.99%	2.99%	2.99%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$51.93		$36.45		$59.52	$56.20	$43.30	$34.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.15)		(0.13)		(0.07)	(0.41)	(0.33)	(0.14)
Net realized and unrealized gain (loss) on investments	7.13		15.61		(21.01)	8.68	19.98	9.38
Total from investment operations	6.98		15.48		(21.08)	8.27	19.65	9.24
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		(1.99)	(4.95)	(6.75)	(0.14)
Total distributions	—		—		(1.99)	(4.95)	(6.75)	(0.14)
Net assets, end of year/period (in 000’s)	$58.91		$51.93		$36.45	$59.52	$56.20	$43.30
Total return (B)	13.44	% (C,F)	42.47	% (C)	(35.41)%	14.97%	45.28%	27.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$51,844		$44,767		$28,643	$82,648	$53,102	$21,627
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.17	% (G)	1.26%		1.20%	1.10%	1.25%	1.45%
Expenses, net waiver and reimbursement (D)	1.19	% (G,H)	1.24%		1.20%	1.14%	1.24%	1.17%
Net investment loss	(0.52	)% (G)	(0.29)%		(0.16)%	(0.65)%	(0.56)%	(0.36)%
Portfolio turnover rate	181	% (F)	194%		154%	225%	320%	220%

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$31.49		$22.16		$37.49	$37.16	$30.27	$24.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.13)		(0.15)		(0.11)	(0.41)	(0.28)	(0.16)
Net realized and unrealized gain (loss) on investments	4.32		9.48		(13.23)	5.69	13.92	6.57
Total from investment operations	4.19		9.33		(13.34)	5.28	13.64	6.41
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		(1.99)	(4.95)	(6.75)	(0.14)
Total distributions	—		—		(1.99)	(4.95)	(6.75)	(0.14)
Net assets, end of year/period (in 000’s)	$35.68		$31.49		$22.16	$37.49	$37.16	$30.27
Total return (B)	13.31	% (C,F)	42.10%		(35.58)%	14.59%	44.91%	26.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,319		$14,456		$11,668	$23,205	$17,972	$12,387
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.43	% (G)	1.52%		1.47%	1.37%	1.52%	1.74%
Expenses, net waiver and reimbursement (E)	1.45	% (G,H)	1.49%		1.47%	1.47%	1.49%	1.41%
Net investment loss	(0.78	)% (G)	(0.55)%		(0.41)%	(1.00)%	(0.82)%	(0.59)%
Portfolio turnover rate	181	% (F)	194%		154%	225%	320%	220%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16	% (G)	1.26%	1.19%	1.10%	1.25%	1.45%
Expenses, net waiver and reimbursement	1.19	% (G)	1.24%	1.19%	1.14%	1.24%	1.17%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.43	% (G)	1.52%	1.46%	1.37%	1.52%	1.74%
Expenses, net waiver and reimbursement	1.45	% (G)	1.49%	1.46%	1.47%	1.49%	1.41%

(F)	Not Annualized

(G)	Annualized.

(H)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$25.82		$18.31		$31.73	$32.34	$27.15	$21.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.20)		(0.28)		(0.26)	(0.58)	(0.50)	(0.32)
Net realized and unrealized gain (loss) on investments	3.53		7.79		(11.17)	4.92	12.44	5.91
Total from investment operations	3.33		7.51		(11.43)	4.34	11.94	5.59
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		(1.99)	(4.95)	(6.75)	(0.14)
Total distributions	—		—		(1.99)	(4.95)	(6.75)	(0.14)
Net assets, end of year/period (in 000’s)	$29.15		$25.82		$18.31	$31.73	$32.34	$27.15
Total return (B)	12.85	% (C,E)	41.02	% (C)	(36.02)%	13.85%	43.80%	25.78	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,399		$3,621		$2,852	$4,898	$1,525	$184
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.13	% (F)	2.23%		2.18%	2.08%	2.41%	2.68%
Expenses, net waiver and reimbursement (D)	2.15	% (F,G)	2.23%		2.18%	2.12%	2.24%	2.15%
Net investment loss	(1.48	)% (F)	(1.28)%		(1.12)%	(1.62)%	(1.54)%	(1.30)%
Portfolio turnover rate	181	% (E)	194%		154%	225%	320%	220%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.13	% (F)	2.23%	2.17%	2.08%	2.41%	2.68%
Expenses, net waiver and reimbursement	2.15	% (F)	2.23%	2.17%	2.12%	2.24%	2.15%

(E)	Not Annualized

(F)	Annualized.

(G)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$8.01		$6.84	$10.24	$8.94	$9.58	$9.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.30	0.31	0.40	0.27	0.36
Net realized and unrealized gain (loss) on investments	1.59		1.30	(3.16)	2.54	(0.61)	0.79
Total from investment operations	1.68		1.60	(2.85)	2.94	(0.34)	1.15
LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.43)	(0.18)	(0.36)	(0.28)	(0.41)
From net realized gains on investments	—		—	(0.37)	(1.28)	—	(0.22)
From Return of capital	—		—	—	—	(0.02)	(0.06)
Total distributions	(0.07)		(0.43)	(0.55)	(1.64)	(0.30)	(0.69)
Net asset value, end of year/period	$9.62		$8.01	$6.84	$10.24	$8.94	$9.58
Total return (B)	21.04	% (G)	24.05%	(27.87)%	33.94%	(3.19)%	12.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,450		$1,206	$1,027	$519	$248	$266
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.42	% (H)	1.55%	1.39%	1.11%	1.31%	0.98%
Expenses, net waiver and reimbursement (C,E)	0.47	% (H)	0.46%	0.46%	0.46%	0.45%	0.45%
Net investment income (C,D)	1.93	% (H)	4.02%	3.82%	3.78%	3.26%	3.67%
Portfolio turnover rate	18	% (G)	105%	27%	2%	89%	62%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$8.06		$6.88	$10.30	$8.99	$9.63	$9.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.28	0.29	0.34	0.25	0.32
Net realized and unrealized gain (loss) on investments	1.60		1.31	(3.17)	2.59	(0.61)	0.82
Total from investment operations	1.67		1.59	(2.88)	2.93	(0.36)	1.14
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.41)	(0.17)	(0.34)	(0.26)	(0.38)
From net realized gains on investments	—		—	(0.37)	(1.28)	—	(0.22)
From Return of capital	—		—	—	—	(0.02)	(0.06)
Total distributions	(0.06)		(0.41)	(0.54)	(1.62)	(0.28)	(0.66)
Net assets, end of year/period (in 000’s)	$9.67		$8.06	$6.88	$10.30	$8.99	$9.63
Total return (B)	20.77	% (G,I)	23.75%	(28.04)%	33.57%	(3.42)%	12.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,506		$8,784	$6,048	$9,830	$7,713	$9,395
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	1.77	% (H)	1.92%	1.72%	1.47%	1.65%	1.35%
Expenses, net waiver and reimbursement (C,F)	0.72	% (H)	0.71%	0.71%	0.71%	0.70%	0.70%
Net Investment income (C,D)	1.67	% (H)	3.77%	3.48%	3.30%	2.98%	3.25%
Portfolio turnover rate	18	% (G)	105%	27%	2%	89%	62%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.40	% (H)	1.54%	1.38%	1.10%	1.31%	0.98%
Expenses, net waiver and reimbursement	0.45	% (H)	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.75	% (H)	1.91%	1.71%	1.46%	1.65%	1.35%
Expenses, net waiver and reimbursement	0.70	% (H)	0.70%	0.70%	0.70%	0.70%	0.70%

(G)	Not Annualized

(H)	Annualized.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$8.00		$6.83	$10.25	$8.95	$9.58	$9.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.23	0.23	0.26	0.19	0.26
Net realized and unrealized gain (loss) on investments	1.58		1.30	(3.16)	2.58	(0.61)	0.80
Total from investment operations	1.63		1.53	(2.93)	2.84	(0.42)	1.06
LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.36)	(0.12)	(0.26)	(0.19)	(0.31)
From net realized gains on investments	—		—	(0.37)	(1.28)	—	(0.22)
From Return of capital	—		—	—	—	(0.02)	(0.06)
Total distributions	(0.03)		(0.36)	(0.49)	(1.54)	(0.21)	(0.59)
Net asset value, end of year/period	$9.60		$8.00	$6.83	$10.25	$8.95	$9.58
Total return (B)	20.43	% (F)	22.94%	(28.55)%	32.60%	(4.13)%	11.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$97		$1	$1	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.34	% (G)	2.26%	2.37%	2.24%	2.33%	2.02%
Expenses, net waiver and reimbursement (C,E)	1.46	% (G)	1.46%	1.46%	1.46%	1.45%	1.45%
Net investment income (C,D)	1.15	% (G)	3.13%	2.78%	2.53%	2.26%	2.65%
Portfolio turnover rate	18	% (F)	105%	27%	2%	89%	62%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.32	% (G)	2.25%	2.36%	2.23%	2.33%	2.02%
Expenses, net waiver and reimbursement	1.45	% (G)	1.45%	1.45%	1.45%	1.45%	1.45%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$19.75		$21.93	$22.71	$23.77	$23.73	$23.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.30		0.47	(0.07)	(0.50)	(0.37)	(0.02)
Net realized and unrealized gain (loss) on investments	1.85		(0.55)	(0.62)	3.16	0.52	4.32
Total from investment operations	2.15		(0.08)	(0.69)	2.66	0.15	4.30
LESS DISTRIBUTIONS:
From net investment income	—		(0.59)	(0.09)	(3.72)	(0.08)	(0.69)
From net realized gains on investments	—		(1.51)	—	—	—	(2.94)
Total distributions	—		(2.10)	(0.09)	(3.72)	(0.11)	(3.67)
Net asset value, end of year/period	$21.90		$19.75	$21.93	$22.71	$23.77	$23.73
Total return (B)	10.89	% (E)	(0.46)%	(3.06)%	11.28%	0.65%	18.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$80,154		$89,562	$162,983	$64,890	$62,176	$51,221
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.20	% (F)	2.15%	2.05%	2.17%	2.18%	2.32%
Expenses, net waiver and reimbursement (C)	1.97	% (F)	1.99%	1.97%	1.98%	1.97%	1.97%
Net investment income (loss)	2.89	% (F)	2.14%	(0.30)%	(1.95)%	(1.61)%	(0.06)%
Portfolio turnover rate	0	% (E)	0%	0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$19.54		$21.71	$22.53	$23.61	$23.52	$22.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.27		0.41	(0.04)	(0.55)	(0.36)	(0.10)
Net realized and unrealized gain (loss) on investments	1.82		(0.54)	(0.70)	3.13	0.45	4.30
Total from investment operations	2.09		(0.13)	(0.74)	2.58	0.09	4.20
LESS DISTRIBUTIONS:
From net investment income	—		(0.53)	(0.08)	(3.66)	—	(0.66)
From net realized gains on investments	—		(1.51)	—	—	—	(2.94)
Total distributions	—		(2.04)	(0.08)	(3.66)	—	(3.64)
Net asset value, end of year/period	$21.63		$19.54	$21.71	$22.53	$23.61	$23.52
Total return (B)	10.70	% (E,G)	(0.71)%	(3.30)%	10.99%	0.38%	18.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,136		$2,113	$3,643	$607	$776	$5,425
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.47	% (F)	2.40%	2.33%	2.36%	2.47%	2.60%
Expenses, net waiver and reimbursement (D)	2.22	% (F)	2.24%	2.22%	2.23%	2.22%	2.22%
Net investment income (loss)	2.63	% (F)	1.88%	(0.18)%	(2.10)%	(1.43)%	(0.39)%
Portfolio turnover rate	0	% (E)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.20	% (F)	2.13%	2.05%	2.16%	2.18%	2.32%
Expenses, net waiver and reimbursement	1.97	% (F)	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.47	% (F)	2.38%	2.33%	2.35%	2.47%	2.60%
Expenses, net waiver and reimbursement	2.22	% (F)	2.22%	2.22%	2.22%	2.22%	2.22%

(E)	Not Annualized

(F)	Annualized.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$18.78		$20.94	$21.88	$23.03	$23.11	$22.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	0.19		0.24	(0.15)	(0.72)	(0.57)	(0.26)
Net realized and unrealized gain (loss) on investments	1.74		(0.52)	(0.73)	3.05	0.49	4.20
Total from investment operations	1.93		(0.28)	(0.88)	2.33	(0.08)	3.94
LESS DISTRIBUTIONS:
From net investment income	—		(0.37)	(0.06)	(3.48)	—	(0.46)
From net realized gains on investments	—		(1.51)	—	—	—	(2.94)
From Return of capital	—		—	—	—	—	(0.04)
Total distributions	—		(1.88)	(0.06)	(3.48)	—	(3.44)
Net asset value, end of year/period	$20.71		$18.78	$20.94	$21.88	$23.03	$23.11
Total return (B)	10.28	% (D,F)	(1.43)%	(4.01)%	10.18%	(0.35)%	17.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,477		$3,024	$2,327	$241	$250	$438
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.09	% (E)	3.05%	3.00%	3.18%	3.35%	3.37%
Expenses, net waiver and reimbursement (C)	2.97	% (E)	2.99%	2.97%	2.98%	2.97%	2.97%
Net investment loss	1.88	% (E)	1.17%	(0.66)%	(2.95)%	(2.51)%	(1.04)%
Portfolio turnover rate	0	% (D)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.09	% (E)	3.03%	3.00%	3.17%	3.35%	3.37%
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.97%	2.97%

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.53		$10.43		$11.96	$11.69	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.22		0.20	0.13	0.17	0.03
Net realized and unrealized gain (loss) on investments	0.21		0.11		(1.49)	1.04	1.56	0.14
Total from investment operations	0.31		0.33		(1.29)	1.17	1.73	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.23)		(0.20)	(0.17)	(0.20)	—
From net realized gains on investments	—		—		(0.04)	(0.73)	(0.01)	—
Total distributions	(0.13)		(0.23)		(0.24)	(0.90)	(0.21)	—
Net asset value, end of year/period	$10.71		$10.53		$10.43	$11.96	$11.69	$10.17
Total return (C)	2.96	% (E)	3.29	% (D)	(10.82)%	10.21%	17.08%	1.70	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$136,749		$135,201		$106,362	$118,333	$73,946	$5,707
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	1.16	% (F)	1.19%		1.16%	1.17%	1.25%	7.22	% (F)
Expenses, net waiver and reimbursement (H)	0.99	% (F)	0.99%		0.99%	0.99%	0.99%	0.99	% (F)
Net investment income	1.85	% (F)	2.19%		1.81%	1.07%	1.62%	4.22	% (F)
Portfolio turnover rate	61	% (E)	180%		116%	130%	140%	5	% (E)

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.51		$10.44		$11.97	$11.69	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.18		0.17	0.11	0.39	0.02
Net realized and unrealized gain (loss) on investments	0.21		0.10		(1.49)	1.03	1.33	0.15
Total from investment operations	0.29		0.28		(1.32)	1.14	1.72	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.21)		(0.17)	(0.13)	(0.19)	—
From net realized gains on investments	—		—		(0.04)	(0.73)	(0.01)	—
Total distributions	(0.12)		(0.21)		(0.21)	(0.86)	(0.20)	—
Net asset value, end of year/period	$10.68		$10.51		$10.44	$11.97	$11.69	$10.17
Total return (C)	2.75	% (E)	2.73	% (D)	(11.04)%	9.97%	16.97%	1.70	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,478		$1,655		$1,861	$2,231	$337	$0	(G)
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (I)	1.45	% (F)	1.46%		1.41%	1.35%	1.40%	7.47	% (F)
Expenses, net waiver and reimbursement (I)	1.24	% (F)	1.24%		1.24%	1.24%	1.24%	1.24	% (F)
Net investment income	1.60	% (F)	1.81%		1.55%	0.88%	3.50%	3.17	% (F)
Portfolio turnover rate	61	% (E)	180%		116%	130%	140%	5	% (E)

(A)	Rational/Pier 88 Convertible Securities Fund Institutional, Class A, and Class C shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	If the Sub Advisor had not made a special reimbursement during the year ended December 31 ,2023 the Total return would have been 2.19% and 1.25% for the Institutional and Class A, respectively. See Note 3.

(E)	Not Annualized

(F)	Annualized

(G)	Amount is less than $1000.

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16	% (F)	1.19%	1.16%	1.17%	1.25%	7.22	% (F)
Expenses, net waiver and reimbursement	0.99	% (F)	0.99%	0.99%	0.99%	0.99%	0.99	% (F)

(I)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.45	% (F)	1.46%	1.41%	1.35%	1.40%	7.47	% (F)
Expenses, net waiver and reimbursement	1.24	% (F)	1.24%	1.24%	1.24%	1.24%	1.24	% (F)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.44		$10.38		$11.90	$11.66	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.04		0.11		0.10	0.02	0.32	0.02
Net realized and unrealized gain (loss) on investments	0.22		0.09		(1.48)	1.02	1.34	0.15
Total from investment operations	0.26		0.20		(1.38)	1.04	1.66	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.14)		(0.10)	(0.07)	(0.16)	—
From net realized gains on investments	—		—		(0.04)	(0.73)	(0.01)	—
Total distributions	(0.08)		(0.14)		(0.14)	(0.80)	(0.17)	—
Net asset value, end of year/period	$10.62		$10.44		$10.38	$11.90	$11.66	$10.17
Total return (C)	2.46	% (E)	1.92	% (D)	(11.63)%	9.11%	16.33%	1.70	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$269		$320		$298	$249	$55	$0	(G)
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	2.12	% (F)	2.13%		2.11%	2.10%	2.13%	8.22	% (F)
Expenses, net waiver and reimbursement (H)	1.99	% (F)	1.99%		1.99%	1.99%	1.99%	1.99	% (F)
Net investment income (loss)	0.84	% (F)	1.09%		0.93%	0.17%	2.87%	3.17	% (F)
Portfolio turnover rate	61	% (E)	180%		116%	130%	140%	5	% (E)

(A)	Rational/Pier 88 Convertible Securities Fund Institutional, Class A, and Class C shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	If the Sub Advisor had not made a special reimbursement during the year ended December 31 ,2023 the Total return would have been .65% for Cl C. See Note 3.

(E)	Not Annualized

(F)	Annualized

(G)	Amount is less than $1000.

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.12	% (E)	2.13%	2.11%	2.10%	2.13%	8.22	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99%	1.99%	1.99%	1.99	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2024		2023		2022		2021		2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$17.73		$18.34		$19.69		$19.66		$20.10	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.46		1.06		0.93		0.74		0.43	0.32
Net realized and unrealized gain (loss) on investments	0.45		(0.28)		(1.16)		0.28		0.11	0.06
Total from investment operations	0.91		0.78		(0.23)		1.02		0.54	0.38
LESS DISTRIBUTIONS:
From net investment income	(0.56)		(1.34)		(1.12)		(0.99)		(0.93)	(0.25)
From net realized gains on investments	—		—		—		—		—	(0.03)
From Return of capital	—		(0.05)		—		(0.00	) (C)	(0.05)	—
Total distributions	(0.56)		(1.39)		(1.12)		(0.99)		(0.98)	(0.28)
Net asset value, end of year/period	$18.08		$17.73		$18.34		$19.69		$19.66	$20.10
Total return (D)	5.20	% (E,I)	4.36	% (I)	(1.12	)% (I)	5.30%		2.83%	1.91	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$749,149		$681,473		$666,042		$670,278		$352,892	$76,833
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	1.79	% (F)	1.81%		1.79%		1.77%		1.80%	2.06	% (F)
Expenses, net waiver and reimbursement (G)	1.75	% (F)	1.76%		1.76%		1.75%		1.75%	1.75	% (F)
Net investment income	5.16	% (F)	5.79%		4.93%		3.75%		2.17%	3.48	% (F)
Portfolio turnover rate	15	% (E)	21%		27%		37%		4%	14	% (E)

	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2024		2023		2022		2021		2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$17.71		$18.32		$19.66		$19.64		$20.08	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.43		1.00		0.88		0.72		0.37	0.30
Net realized and unrealized gain (loss) on investments	0.45		(0.26)		(1.15)		0.24		0.13	0.05
Total from investment operations	0.88		0.74		(0.27)		0.96		0.50	0.35
LESS DISTRIBUTIONS:
From net investment income	(0.54)		(1.30)		(1.07)		(0.94)		(0.89)	(0.24)
From net realized gains on investments	—		—		—		—		—	(0.03)
From Return of capital	—		(0.05)		—		(0.00	) (C)	(0.05)	—
Total distributions	(0.54)		(1.35)		(1.07)		(0.94)		(0.94)	(0.27)
Net asset value, end of year/period	$18.05		$17.71		$18.32		$19.66		$19.64	$20.08
Total return (D)	5.03	% (E)	4.11	% (I)	(1.31	)% (I)	5.00%		2.60%	1.74	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$63,701		$62,428		$70,121		$58,164		$37,224	$5,449
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	2.05	% (F)	2.07%		2.05%		2.03%		2.10%	2.21	% (F)
Expenses, net waiver and reimbursement (H)	2.00	% (F)	2.01%		2.02%		2.00%		2.00%	2.00	% (F)
Net investment income	4.82	% (F)	5.49%		4.69%		3.67%		1.88%	3.22	% (F)
Portfolio turnover rate	15	% (E)	21%		27%		37%		4%	14	% (E)

(A)	Rational Special Situations Income Fund Institutional, Class A, and Class C shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.79	% (F)	1.81%	1.79%	1.77%	1.80%	2.06	% (F)
Expenses, net waiver and reimbursement	1.75	% (F)	1.76%	1.76%	1.75%	1.75%	1.75	% (F)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.05	% (F)	2.07%	2.05%	2.03%	2.10%	2.21	% (F)
Expenses, net waiver and reimbursement	2.00	% (F)	2.01%	2.02%	2.00%	2.00%	2.00	% (F)

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,		December 31,	December 31,
	2024		2023		2022		2021		2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$17.66		$18.27		$19.61		$19.60		$20.06	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.37		0.87		0.74		0.48		0.21	0.23
Net realized and unrealized gain (loss) on investments	0.45		(0.27)		(1.15)		0.33		0.14	0.05
Total from investment operations	0.82		0.60		(0.41)		0.81		0.35	0.28
LESS DISTRIBUTIONS:
From net investment income	(0.48)		(1.16)		(0.93)		(0.80)		(0.76)	(0.19)
From net realized gains on investments	—		—		—		—		—	(0.03)
From Return of capital	—		(0.05)		—		(0.00	) (C)	(0.05)	—
Total distributions	(0.48)		(1.21)		(0.93)		(0.80)		(0.81)	(0.22)
Net asset value, end of year/period	$18.00		$17.66		$18.27		$19.61		$19.60	$20.06
Total return (D)	4.66	% (E)	3.34	% (H)	(2.05	)% (H)	4.22%		1.82%	1.43	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$34,301		$34,676		$34,455		$35,497		$14,123	$1,289
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.74	% (F)	2.76%		2.76%		2.74%		2.77%	2.97	% (F)
Expenses, net waiver and reimbursement (G)	2.74	% (F)	2.76%		2.76%		2.75%		2.75%	2.75	% (F)
Net investment income	4.11	% (F)	4.76%		3.95%		2.46%		1.05%	2.47	% (F)
Portfolio turnover rate	15	% (E)	21%		27%		37%		4%	14	% (E)

(A)	Rational Special Situations Income Fund Institutional, Class A, and Class C shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.74	% (F)	2.76%	2.75%	2.74%	2.77%	2.97	% (F)
Expenses, net waiver and reimbursement	2.74	% (F)	2.76%	2.75%	2.75%	2.75%	2.75	% (F)

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Real Assets Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2024		2023		2022	2021 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.26		$9.65		$9.80	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.10		0.09		0.27	0.25
Net realized and unrealized gain (loss) on investments	0.39		0.62		(0.37)	(0.38)
Total from investment operations	0.49		0.71		(0.10)	(0.13)
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.10)		(0.04)	(0.07)
From net realized gains on investments	—		—		(0.01)	—
Total distributions	(0.04)		(0.10)		(0.05)	(0.07)
Net asset value, end of year/period	$10.71		$10.26		$9.65	$9.80
Total return (C)	4.81	% (D,I)	7.43%		(1.10)%	(1.26	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,693		$2,866		$2,887	$1,360
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	5.15	% (E)	4.94%		4.56%	12.47	% (E)
Expenses, net waiver and reimbursement (G)	1.31	% (E)	1.52%		1.49%	1.49	% (E)
Net investment income (loss)	1.82	% (E)	0.95%		2.82%	6.83	% (E)
Portfolio turnover rate	0	% (D)	61%		18%	0	% (D)

	Class A
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2024		2023		2022	2021 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.24		$9.64		$9.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.05		0.21	0.49
Net realized and unrealized gain (loss) on investments	0.41		0.63		(0.33)	(0.63)
Total from investment operations	0.49		0.68		(0.12)	(0.14)
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.08)		(0.02)	(0.07)
From net realized gains on investments	—		—		(0.01)	—
Total distributions	(0.04)		(0.08)		(0.03)	(0.07)
Net asset value, end of year/period	$10.69		$10.24		$9.64	$9.79
Total return (C)	4.74	% (D,I)	7.09	% (I)	(1.29)%	(1.39	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$273		$330		$788	$697
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	5.44	% (E)	5.19%		4.91%	12.72	% (E)
Expenses, net waiver and reimbursement (H)	1.56	% (E)	1.77%		1.74%	1.74	% (E)
Net investment income (loss)	1.58	% (E)	0.55%		2.11%	13.23	% (E)
Portfolio turnover rate	0	% (D)	61%		18%	0	% (D)

(A)	Rational Real Assets Fund commenced operations August 18, 2021.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	5.10	% (E)	4.92%	4.56%	12.47	% (E)
Expenses, net waiver and reimbursement	1.25	% (E)	1.49%	1.49%	1.49	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	5.39	% (E)	5.16%	4.91%	12.72	% (E)
Expenses, net waiver and reimbursement	1.51	% (E)	1.74%	1.74%	1.74	% (E)

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Real Assets Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2024		2023	2022	2021 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.13		$9.56	$9.77	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.04		(0.02)	0.16	0.70
Net realized and unrealized gain (loss) on investments	0.40		0.62	(0.36)	(0.86)
Total from investment operations	0.44		0.60	(0.20)	(0.16)
LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.03)	—	(0.07)
From net realized gains on investments	—		—	(0.01)	—
Total distributions	(0.02)		(0.03)	(0.01)	(0.07)
Net asset value, end of year/period	$10.55		$10.13	$9.56	$9.77
Total return (C)	4.31	% (D)	6.25%	(2.09)%	(1.60	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10		$9	$33	$26
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	6.23	% (E)	5.71%	5.89%	13.47	% (E)
Expenses, net waiver and reimbursement (F)	2.30	% (E)	2.52%	2.49%	2.49	% (E)
Net investment income (loss)	0.85	% (E)	(0.23)%	1.67%	19.41	% (E)
Portfolio turnover rate	0	% (D)	61%	18%	0	% (D)

(A)	Rational Real Assets Fund commenced operations August 18, 2021.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	6.19	% (E)	5.69%	5.89%	13.47	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.49%	2.49%	2.49	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2024, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Equity Armor Fund (“Equity Armor”)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Tactical Return Fund (“Tactical Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational/ReSolve Adaptive Asset Allocation Fund (“ReSolve Adaptive”)	ReSolve Asset Management, Inc., Trading Advisor; ReSolve Asset Management SEZC (Cayman), Futures Trading Advisor	Long-term capital appreciation.
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational Real Assets Fund (“Real Assets”)	SL Advisors, LLC	Long-term capital appreciation.

The Funds are classified as diversified funds under the 1940 Act, except Pier 88 and Real Assets, which are classified as non-diversified funds. The Strategic Allocation Fund is a “fund of funds”, in that it generally invests in other investment companies.

Currently, all Funds offer Class A, Class C, and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for ReSolve Adaptive and Real Assets and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their estimated fair value. In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

to the valuation procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service in accordance with valuation procedures approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (the “NYSE”). Investments in open-end investment companies (except for exchange-traded funds, “ETFs”) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a valuation designee, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the valuation designee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies that are not ETFs are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used as of June 30, 2024, for each Fund’s assets and liabilities measured at fair value:

Equity Armor
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,491,825	$—	$—	$24,491,825
Exchange Traded Funds	5,376,685	—	—	5,376,685
Short-Term Investments	1,523,923	—	—	1,523,923
Derivatives
Purchased Options	$638,360	$—	$—	$638,360
Total Assets	$32,030,793	$—	$—	$32,030,793
Liabilities*
Derivatives
Written Options	$169,135	$—	$—	$169,135
Total Liabilities	$169,135	$—	$—	$169,135

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Tactical Return
Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$49,348,284	$—	$49,348,284
Short-Term Investments	38,981,829	—	—	38,981,829
Derivatives
Purchased Options	$62,650	$—	$—	$62,650
Total Assets	$39,044,479	$49,348,284	$—	$88,392,763
Liabilities*
Derivatives
Written Options	$133,838	$—	$—	$133,838
Total Liabilities	$133,838	$—	$—	$133,838

Dynamic Brands
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$71,223,352	$—	$—	$71,223,352
Short-Term Investments	129,101	—	—	129,101
Total Assets	$71,352,453	$—	$—	$71,352,453

Strategic Allocation
Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$10,358,219	$—	$—	$10,358,219
Short-Term Investments	243,013	—	—	243,013
Total Assets	$10,601,232	$—	$—	$10,601,232
Liabilities*
Derivatives
Futures Contracts	$54,180	$—	$—	$54,180
Total Liabilities	$54,180	$—	$—	$54,180

ReSolve Adaptive
Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$48,515,368	$—	$48,515,368
Short-Term Investments	25,809,329	—	—	25,809,329
Derivatives
Futures Contracts	2,778,112	—	—	2,778,112
Total Assets	$28,587,441	$48,515,368	$—	$77,102,809
Liabilities*
Derivatives
Futures Contracts	$1,221,056	$—	$—	$1,221,056
Total Liabilities	$1,221,056	$—	$—	$1,221,056

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Pier 88
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,607,945	$—	$—	$24,607,945
Preferred Stocks	26,336,520	—	—	26,336,520
Convertible Bonds	—	85,987,306	—	85,987,306
Short-Term Investments	1,707,063	—	—	1,707,063
Total Assets	$52,651,528	$85,987,306	$—	$138,638,834

Special Situations
Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$3,852,347	$—	$3,852,347
Asset Backed Securities	—	644,351,774	—	644,351,774
Corporate Bonds	—	153,720,193	—	153,720,193
Short-Term Investments	40,958,348	—	—	40,958,348
Total Assets	$40,958,348	$801,924,314	$—	$842,882,662

Real Assets
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,969,229	$—	$—	$2,969,229
Short-Term Investments	29,083	—	—	29,083
Total Assets	$2,998,312	$—	$—	$2,998,312

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the six months for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of ReSolve Adaptive include the accounts of RDMF Fund Ltd. (“RDMF”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ReSolve Adaptive may invest up to 25% of its total assets in RDMF, a controlled foreign corporation (“CFC”), that acts as an investment vehicle in order to effect certain investments consistent with ReSolve Adaptive’s investment objectives and policies.

	Inception Date of	RDMF Net Assets as of	% of Net Assets as of
	RDMF	June 30, 2024	June 30, 2024
RDMF	8/5/2016	$ 15,670,384	18.27%

For tax purposes, RDMF is an exempted Cayman investment company. RDMF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RDMF is a controlled foreign corporation that generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, RDMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in ReSolve Adaptive’s investment company taxable income.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2024, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Options	Equity	Total Securities at value	$638,360
		Equity	Options Written	(169,135)
			Totals	$469,225
Tactical Return
	Options	Equity	Total Securities at value	$62,650
		Equity	Options Written	(133,838)
			Totals	$(71,188)
Strategic Allocation
	Futures	Equity	Futures unrealized depreciation	$(54,180)
			Totals	$(54,180)
ReSolve Adaptive
	Futures	Equity	Futures unrealized appreciation	$355,988
			Futures unrealized depreciation	(286,821)
		Commodity	Futures unrealized appreciation	1,372,844
			Futures unrealized depreciation	(160,608)
		Currency	Futures unrealized appreciation	958,741
			Futures unrealized depreciation	(111,062)
		Interest	Futures unrealized appreciation	90,539
			Futures unrealized depreciation	(662,565)
			Totals	$1,557,056

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2024, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(2,355,351)
	Options Written	Equity	Net realized gain from options written	671,943
	Futures	Equity	Net realized loss from futures	(493,194)
			Totals	$(2,176,602)

	Options Purchased	Equity	Net change in unrealized depreciation on options purchased	$(47,353)
	Options Written	Equity	Net change in unrealized appreciation on options written	70,943
	Futures	Equity	Net change in unrealized appreciation on futures	42,122
			Totals	$65,712
Tactical Return
	Options Purchased	Equity	Net realized loss from options purchased	$(3,783,122)
	Options Written	Equity	Net realized gain from options written	4,583,045
	Futures	Equity	Net realized loss from futures	(2)
			Totals	$799,921

	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$12,537
	Options Written	Equity	Net change in unrealized depreciation on options written	(4,140)
			Totals	$8,397
Strategic Allocation
	Futures	Equity	Net realized gain from futures	$1,329,555
			Totals	$1,329,555

	Futures	Equity	Net change in unrealized depreciation on futures	$(125,580)
			Totals	$(125,580)

ReSolve Adaptive
	Futures	Equity	Net realized gain from futures	$2,978,963
		Commodity	Net realized gain from futures	1,229,161
		Currency	Net realized gain from futures	1,401,303
		Interest	Net realized gain from futures	1,060,453
			Totals	$6,669,880

	Futures	Equity	Net change in unrealized depreciation on futures	$(86,351)
		Commodity	Net change in unrealized appreciation on futures	1,621,423
		Currency	Net change in unrealized appreciation on futures	876,275
		Interest	Net change in unrealized depreciation on futures	(430,037)
			Totals	$1,981,310

The value of derivative instruments outstanding as of June 30, 2024 as disclosed in the Schedules of Investments (Consolidated Schedule of Investments for ReSolve Adaptive) and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statement of Operations for ReSolve Adaptive) serve as indicators of the volume of derivative activity for the Funds.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2024:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Strategic Allocation
Description of Liability:
Futures Contracts	$54,180	$—	$54,180	$—	$(54,180)	$—
ReSolve Adaptive
Description of Asset:
Futures Contracts	$2,778,112	$—	$2,778,112	$(1,221,056)	$—	$1,557,056
Description of Liability:
Futures Contracts	$1,221,056	$—	$1,221,056	$(1,221,056)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
ReSolve Adaptive	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
Real Assets	Quarterly	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT, when such information is available.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023 (as applicable), or expected to be taken in the Funds’ December 31, 2024 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 30, 2024, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc. (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Tactical Return	1.75%
Strategic Allocation	0.10%
ReSolve Adaptive	1.75%
Pier 88	0.85%
Special Situations	1.50%
Real Assets	0.95%*

*	Prior to January 18, 2024, the Fund paid the Adivsor a management fee calculated at a rate of 1.25% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund (other than Equity Armor) to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and with respect to Special Situations only, costs and expenses of litigation or claims on behalf of Special Situations regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor, as listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Tactical Return	1.99%	2.24%	2.99%	April 30, 2025
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2025
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2025
ReSolve Adaptive	1.97%	2.22%	2.97%	April 30, 2025
Pier 88	0.99%	1.24%	1.99%	April 30, 2025
Special Situations	1.75%	2.00%	2.75%	April 30, 2025
Real Assets	1.19%	1.44%	2.19%	April 30, 2025

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2024, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31, 2023
Equity Armor	$38,723	2024
	—	2025
	—	2026
Tactical Return	104,062	2024
	91,334	2025
	133,607	2026
Dynamic Brands	—	2024
	—	2025
	9,477	2026
Strategic Allocation	67,124	2024
	86,462	2025
	97,614	2026
Re Solve Adaptive	125,327	2024
	117,342	2025
	213,553	2026
Pier 88	174,835	2024
	193,523	2025
	228,670	2026
Special Situations	119,447	2024
	152,205	2025
	348,053	2026
Real Assets	52,120	2024
	107,456	2025
	116,736	2026

The Independent Trustees are paid quarterly retainers for their service on the Board of Trustees and on the Risk and Compliance/Investment Committee and receive compensation for each special meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Chairman of the Board of Trustees of the Trust, and the Chairman of the Trust’s Audit Committee and Risk and Compliance/Investment Committee receive an additional quarterly retainer. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor” or “NLD”), and the Advisor for distribution related expenses. For the six months ended June 30, 2024, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$10,799	$6,028
Tactical Return	8,301	21,125
Dynamic Brands	18,932	20,350
Strategic Allocation	12,127	184
ReSolve Adaptive	2,646	16,058
Pier 88	1,925	1,507
Special Situations	76,076	171,052
Real Assets	383	48

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A, and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations under Financial Administrative fees/Fund Accounting fees. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of net assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Manager, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

.0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Affiliated Funds – Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2024, are noted in Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance					Change in	Dividends	Amount of Gain
	December 31,			Shares Balance		Unrealized	Credited to	(Loss) Realized on
Fund	2024	Purchases	Sales	June 30, 2024	Fair Value	Gain/(Loss)	Income	Sale of Shares
Catalyst Systematic Alpha Fund	512,398	198,212	—	710,610	9,614,123	791,209	86,040	—
Catalyst/CIFC Floating Rate Income Fund	157,819	14,134	102,750	69,203	640,126	(21,899)	31,080	20,769
Rational/Pier 88 Convertible Securities Fund, Inst. Sh.	83,315	118	73,725	9,708	103,970	(67,943)	1,265	65,985
Total	753,532	212,464	176,475	789,521	$10,358,219	$701,368	$118,385	$86,754

(4) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$26,481,256	$39,634,206
Tactical Return	—	—
Dynamic Brands	122,118,853	122,395,347
Strategic Allocation	2,622,845	1,722,639
ReSolve Adaptive	—	—
Pier 88	83,097,866	81,678,318
Special Situations	132,399,912	115,663,715
Real Assets	—	333,412

(5) INVESTMENT RISK

Market Risk – Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

In accordance with its investment objectives and through its exposure to futures contracts, each of Equity Armor, Strategic Allocation, ReSolve Adaptive, and Real Assets may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Tactical Return and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk – Tactical Return and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk – As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$27,645,820	$5,537,844	$(1,322,006)	$4,215,838
Tactical Return	88,365,309	59,700	(166,084)	(106,384)
Dynamic Brands	52,291,490	19,491,012	(430,049)	19,060,963
Strategic Allocation	9,770,823	835,442	(5,033)	830,409
ReSolve Adaptive	74,328,628	2,778,112	(1,224,987)	1,553,125
Pier 88	135,761,407	7,219,801	(4,342,375)	2,877,426
Special Situations	872,260,097	36,976,947	(66,354,382)	(29,377,435)
Real Assets	2,727,977	377,087	(106,434)	270,653

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2023 and December 31, 2022 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2023	Income	Capital Gains	Capital	Total
Equity Armor	$40,314	$—	$55,185	$95,499
Tactical Return	3,787,078	3,368,616	—	7,155,694
Dynamic Brands	—	—	—	—
Strategic Allocation	444,256	—	—	444,256
ReSolve Adaptive	9,700,852	132,966	—	9,833,818
Pier 88	2,764,879	—	—	2,764,879
Special Situations	58,765,058	—	2,312,560	61,077,618
Real Assets	33,888	—	—	33,888

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2022	Income	Capital Gains	Capital	Total
Equity Armor	$484,752	$—	$—	$484,752
Tactical Return	59,296	576,582	—	635,878
Dynamic Brands	2,896,870	—	—	2,896,870
Strategic Allocation	306,907	235,138	—	542,045
ReSolve Adaptive	672,205	—	—	672,205
Pier 88	2,457,919	—	—	2,457,919
Special Situations	47,060,516	—	—	47,060,516
Real Assets	11,627	2,082	—	13,709

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$—	$—	$(738,472)	$(5,262,744)	$—	$4,025,115	$(1,976,101)
Tactical Return	423,716	106,569	—	(1,907,120)	—	20,861	(1,355,974)
Dynamic Brands	—	—	—	(17,574,987)	—	16,474,878	(1,100,109)
Strategic Allocation	—	—	—	(1,657,860)	—	128,616	(1,529,244)
ReSolve Adaptive	—	—	(3,980,365)	—	—	(120,892)	(4,101,257)
Pier 88	446,283	—	(1,240,742)	(7,608,714)	—	1,603,603	(6,799,570)
Special Situations	—	—	(4,246,928)	(19,935,123)	—	(55,453,422)	(79,635,473)
Real Assets	138	—	—	(256,067)	—	229,175	(26,754)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures and options contracts, and adjustments for C-Corporation return of capital distributions, partnerships, perpetual bonds, trust preferred securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $131,838 and $8 for Resolve Adaptive and Special Situations, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	1,041,489
Pier 88	—
Special Situations	—
Real Assets	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$738,472
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	2,938,876
Pier 88	1,240,742
Special Situations	4,246,928
Real Assets	—

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

At December 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$4,363,673	$899,071	$5,262,744	$—
Tactical Return*	196,514	1,710,606	1,907,120	92,691
Dynamic Brands	15,426,902	2,148,085	17,574,987	—
Strategic Allocation	485,005	1,172,855	1,657,860	611,268
ReSolve Adaptive	—	—	—	426,884
Pier 88	5,145,208	2,463,506	7,608,714	—
Special Situations	12,562,483	7,372,640	19,935,123	—
Real Assets	96,960	159,107	256,067	—

*	Tactical Return experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to net operating losses, nondeductible expenses, distributions in excess, and adjustments for ReSolve Adaptive’s wholly owned subsidiary, which has a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2023 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$(41,112)	$41,112
Tactical Return	—	—
Dynamic Brands	(217,488)	217,488
Strategic Allocation	(2,869)	2,869
ReSolve Adaptive	(14,386,771)	14,386,771
Pier 88	—	—
Special Situations	(32,884)	32,884
Real Assets	(260)	260

(8) LINE OF CREDIT

Effective December 8, 2022, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”) with a maturity date of December 5, 2024. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on any borrowings is the current Prime Rate payable monthly. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024	SEMI-ANNUAL REPORT

During the six months ended June 30, 2024, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average	Maximum		Average	Current
	borrowings	Outstanding	Interest	borrowings	Interest
Fund	outstanding	balance	Expense*	rate	Rate
Equity Armor	$2,434,583	$5,000,000	$6,898	8.50%	8.50%
Dynamic Brands	215,500	801,000	305	8.50%	8.50%
Real Assets	54,154	127,000	166	8.50%	8.50%

*	Includes interest expenses for borrowings on the l ine of credit and may not agree to the Statement of Operations, which may include overdraft fees, line of credit fees and broker interest.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Equity	Tactical	Dynamic	Strategic	ReSolve	Pier	Special	Real
	Armor	Return	Brands	Allocation	Adaptive	88	Situations	Assets
Jerry and Isobel Szilagyi	—	—	—	—	—	—	—	45.59%
NFS LLC(1)	48.72%	31.81%	—	84.83%	—	51.88%	—	—
Charles Schwab (1)	27.00%	32.95%	—	—	42.44%	25.99%	37.20%	—

(1)	This owner is comprised of multiple investors and accounts.

(10) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Tactical Return and Resolve Adaptive will be directly affected by the performance of the First American Treasury Obligations Fund and the performance of Strategic Allocation will be directly affected by the performance of the Catalyst Systematic Alpha Fund. The financial statements of the First American Treasury Obligations Fund and the Catalyst Systematic Alpha Fund, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2024, the percentage of Tactical Return’s and Resolve Adaptive’s net assets invested in the First American Treasury Obligations Fund was 39.9% and 30.1% respectively. The percentage of Strategic Allocation’s net assets invested in the Catalyst Systematic Alpha Fund was 79.8%.

(11) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund and Variable Insurance Trust

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 9/19/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 9/19/2024

By	/s/ Erik Naviloff
Erik Naviloff
Treasurer/Principal Financial Officer
Date: 9/19/2024